         As filed with the Securities and Exchange Commission on April 29, 2004.


                                                             FILE NO. 333-102139
                                                                       811-05301


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933



                        POST-EFFECTIVE AMENDMENT NO. /1/

                                     AND/OR
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              AMENDMENT NO. /65/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------
                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 600 KING STREET
                              WILMINGTON, DE 19801
              (Address of Depositor's Principal Offices)(Zip Code)

        Depositor's Telephone Number, including Area Code: (713) 831-3150

                              LAUREN W. JONES, ESQ.
                           AIG LIFE INSURANCE COMPANY
                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on ___________ pursuant to paragraph (a) of Rule 485

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                               VARIABLE ACCOUNT I

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                            Caption
-----------------------                                            -------
1.   Cover Page .................................................  Cover Page

2.   Definitions ................................................  Definitions

3.   Synopsis ...................................................  The Contract; Fee Table;
                                                                   Charges and Deductions; Other
                                                                   Information

4.   Condensed Financial Information ............................  Appendix A - Condensed Financial
                                                                   Information

5.   General Description of Registrant,
     Depositor and Portfolio Companies ..........................  Other Information

6.   Deductions .................................................  Charges and Deductions

7.   General Description of Variable Annuity Contracts ..........  The Contract; Other Information

8.   Annuity Period .............................................  Annuity Payments

9.   Death Benefit ..............................................  Death Benefit

10.  Purchases and Contract Value ...............................  The Contract; Charges and Deductions

11.  Redemptions ................................................  Access To Your Money

12.  Taxes ......................................................  Taxes

13.  Legal Proceedings ..........................................  Other Information

14.  Table of Contents of                                          Table of Contents of
     Statement of Additional Information ........................  Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                            Caption
-----------------------                                            -------
15.  Cover Page .................................................  Cover Page

16.  Table of Contents ..........................................  Table of Contents

17.  General Information and History ............................  The Contract (P); Investment Options (P);
                                                                   Other Information (P)

18.  Services ...................................................  Other Information (P)

19.  Purchase of Securities Being Offered .......................  The Contract (P)

20.  Underwriters ...............................................  Distributor

21.  Calculation of Performance Data ............................  Performance Data

22.  Annuity Payments ...........................................  Annuity Payments (P); Annuity Provisions

23.  Financial Statements .......................................  Depositor: Financial Statements (P);
                                                                   Financial Statements; Registrant: Financial
                                                                   Statements (P); Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PROSPECTUS

                           OVATION VARIABLE ANNUITY

                                   issued by

                          AIG LIFE INSURANCE COMPANY

                                  through its

                              VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has several investment options to which you can allocate your money -- both variable investment options listed below and a fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the AllianceBernstein Variable Products Series Fund, Inc.



AllianceBernstein Variable Products Series Fund,   AllianceBernstein Premier Growth Portfolio (Class
Inc. (managed by Alliance Capital Management L.P.) B)
AllianceBernstein Global Bond Portfolio            AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Global Dollar Government         AllianceBernstein Real Estate Investment Portfolio
Portfolio
AllianceBernstein Growth Portfolio (Class B)       AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Growth and Income Portfolio      AllianceBernstein Technology Portfolio (Class B)
(Class B)
AllianceBernstein High Yield Portfolio             AllianceBernstein Total Return Portfolio
                                                   AllianceBernstein U.S. Large Cap Blended Style
                                                   Series Portfolio
AllianceBernstein International Portfolio          AllianceBernstein U.S. Government/High Grade
                                                   Securities Portfolio
AllianceBernstein International Value Portfolio    AllianceBernstein Utility Income Portfolio
AllianceBernstein Money Market Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
AllianceBernstein Americas Government Income       AllianceBernstein Worldwide Privatization
Portfolio                                          Portfolio



To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  May 3, 2004

================================================================================
                               TABLE OF CONTENTS
================================================================================


DEFINITIONS................................................................  3

FEE TABLE..................................................................  4

PORTFOLIO EXPENSES.........................................................  4

MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................  5

CONDENSED FINANCIAL INFORMATION............................................  6

THE CONTRACT...............................................................  6

INVESTMENT OPTIONS......................................................... 10

CHARGES AND DEDUCTIONS..................................................... 12

ACCESS TO YOUR MONEY....................................................... 14

ANNUITY PAYMENTS........................................................... 16

DEATH BENEFIT.............................................................. 17

PERFORMANCE................................................................ 21

TAXES...................................................................... 22

OTHER INFORMATION.......................................................... 26

FINANCIAL STATEMENTS....................................................... 27

APPENDIX A -- CONDENSED FINANCIAL INFORMATION.............................. 28

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................... 32

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.


Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.


Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLE
================================================================================

The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses

               Withdrawal Charges(1)
                 (as a percentage of each Purchase Payment) 6.0%





Transfer Fee
No charge for the first 12 transfers each contract year; thereafter, the fee is $10 per transfer (Transfers for DCA or asset rebalancing are not counted against your 12 free transfers.)

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including underlying funds fees and expenses.

        Contract Maintenance Fee
        (waived if Contract Value is $50,000 or greater)....... $30/year

        Separate Account Annual Expenses
        (as a percentage of your average daily net asset value)
          Separate Account Annual Expenses.....................    1.40%
          Optional Annual Ratchet Plan.........................    0.10%
          Optional Equity Assurance Plan(2)
            Ages 60+...........................................    0.20%
          Optional Estate Benefit Payment......................    0.20%
          Optional Accidental Death Benefit(4).................    0.05%
                                                                --------
            Total Separate Account Annual Expenses.............    1.95%
                                                                ========



                              PORTFOLIO EXPENSES

The following shows the minimum and maximum total operating expenses charged by the underlying Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("Fund"). More detail concerning the Fund's fees and expenses is contained in the prospectus for the Fund. Please read the Fund prospectus carefully before investing.


Total Annual Underlying Portfolio Operating Expenses                          Minimum Maximum(6)
----------------------------------------------------                          ------- ----------
(expenses that are deducted from underlying portfolios of the Fund, including  0.91%     8.25%
management fees, other expenses and 12b-1 fees, if applicable)(5)

-------------

Footnotes to Fee Table



(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)



                     Years:.. 1    2   3   4   5   6   7   8+
                              6%   6%  5%  5%  4%  3%  2%  0%



(2) The Enhanced Equity Assurance Plan includes both the Annual Ratchet Plan and the Equity Assurance Plan. The fee for the Enhanced Equity Assurance Plan up to age 59 is 0.17% and age 60+ is 0.30%.





(3) If you are age 59 or younger, the fee for the Equity Assurance Plan is 0.07%.



(4) This feature is not available for an Individual Retirement Annuity or other qualified plans.



(5) For individual expenses of each of the Variable Portfolios available in your contract, please refer to the Fund prospectus.



(6) Alliance Capital contractually waives a portion of its advisory fee and reimburses certain other expenses of the U.S. Large Cap Blended Style Portfolio, which is the maximum charge represented. The contractual waiver for the U.S. Large Cap Blended Style Portfolio extends through May 1, 2005 and may be extended by Alliance Capital for additional one-year terms. When the waivers are taken into account the maximum portfolio expense is 2.41%. The waivers do not affect the minimum portfolio expense.

================================================================================
                     MAXIMUM AND MINIMUM EXPENSE EXAMPLES
================================================================================

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses and expenses of the underlying portfolios of the Fund.

The Examples assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Fund are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.95% (including the Enhanced Equity Assurance Plan, at ages 60+, Estate Benefit Payment and the Accidental Death Benefit) and investment in an underlying Portfolio with total expenses of 8.25%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
         $1,596                     $3,335                     $4,887             $7,917
=========================  =========================  =========================  ========



(2) If you annuitize your contract at the end of the applicable time period:





         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $945                      $2,705                     $4,305             $7,692
=========================  =========================  =========================  ========







(3) If you do not surrender your contract and you elect the optional benefits at the maximum charges offered (the Enhanced Equity Assurance Plan, which is the combination of the Annual Ratchet and Equity Assurance Plan, Ages 60+ at 0.30%); Estate Benefit Payment, 0.20% and the Accidental Death Benefit, 0.05%):



         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $996                      $2,835                     $4,487             $7,917
=========================  =========================  =========================  ========


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying Portfolio with total expenses of 0.93%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional benefits:


         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $837                      $1,230                     $1,650             $2,676
=========================  =========================  =========================  ========



(2) If you annuitize your contract at the end of the applicable time period:





         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $237                       $730                      $1,250             $2,676
=========================  =========================  =========================  ========



(3) If you do not surrender your contract and you do not elect any optional benefits:





         1 YEAR                     3 YEARS                    5 YEARS           10 YEARS
=========================  =========================  =========================  ========
          $237                       $730                      $1,250             $2,676
=========================  =========================  =========================  ========

-------------
Explanation of Fee Table and Expenses

1. The purpose of the Fee Table is to show you the various expenses you would incur directly or indirectly by investing in the contract. The table represents both fees at the separate account (contract level) as well as portfolio company investment management expenses. We converted the contract maintenance fee to a percentage (0.03%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Fund prospectus.

2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply, they are not reflected in the Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features.

4. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix A.

================================================================================
                                 THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.


You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract


If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.


In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.


We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.


This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These market timing strategies are disruptive to the underlying portfolio in which the Variable Portfolios invest and therefore, potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolio or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations. We will not take any action until we have notified you of our intent to limit your ability to make transfers or to assess a fee.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.


Dollar Cost Averaging Program


The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.


To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. Transfer may occur on such periodic schedules such as monthly or weekly. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.


In addition to the dollar cost averaging program described above, we also offer six-month and twelve-month dollar cost averaging programs that are available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for these programs. You may not include existing Contract Value in the six-month or twelve-month dollar cost averaging program.

If you select either program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month and twelve-month dollar cost averaging programs. Your contract value in the DCA account will earn interest at a rate guaranteed for six months or twelve months, as applicable, from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to either of these programs may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over either a six-month or twelve-month period, as applicable, into portfolios you have chosen. The monthly amount transferred from the DCA account is either one-sixth or one-twelfth of the premium allocated to it depending on which program you select. You may not change the amount or frequency of transfers under either program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month and twelve-month dollar cost averaging programs may not be available in your state. Please contact us for more information.


There is no charge for participating in any dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.



Asset Rebalancing Program


Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.

There is no charge for participating in the asset rebalancing program. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.


================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AllianceBernstein Global Bond Portfolio -- seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies.

AllianceBernstein Global Dollar Government Portfolio -- seeks a high level of current income and, secondarily, capital appreciation.

AllianceBernstein Growth Portfolio (Class B) -- seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

AllianceBernstein Growth and Income Portfolio (Class B) -- seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

AllianceBernstein High Yield Portfolio -- seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

AllianceBernstein International Portfolio -- seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

AllianceBernstein International Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.

AllianceBernstein Money Market Portfolio (Class B) -- seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

AllianceBernstein Americas Government Income Portfolio -- seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

AllianceBernstein Premier Growth Portfolio (Class B) -- seeks growth of capital by pursuing aggressive investment policies.


AllianceBernstein Small Cap Growth Portfolio -- seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.


AllianceBernstein Real Estate Investment Portfolio -- seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Small Cap Value Portfolio -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued.

AllianceBernstein Technology Portfolio (Class B) -- seeks growth of capital. Current income is incidental to the portfolio's objective.

AllianceBernstein Total Return Portfolio -- seeks to achieve a high return through a combination of current income and capital appreciation.


AllianceBernstein U.S. Large Cap Blended Style Series Portfolio -- seeks long-term growth of capital.


AllianceBernstein U.S. Government/High Grade Securities Portfolio -- seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio -- seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

AllianceBernstein Value Portfolio (Class B) -- seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.

AllianceBernstein Worldwide Privatization Portfolio -- seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                            CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                         Annual Ratchet Plan..... 0.10%

                         Equity Assurance Plan
                           Attained Age 0-59..... 0.07%
                           Attained Age 60+...... 0.20%

                         Estate Benefit Payment.. 0.20%

                         Accidental Death Benefit 0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

                                 Premium Year
                             --------------------
                             1   2   3   4   5   6   7   Thereafter
                             --  --  --  --  --  --  --  ----------
            Surrender Charge 6%  6%  5%  5%  4%  3%  2%     None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

    (1) the Contract Value less premium paid, or

    (2) up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will prorate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the AllianceBernstein Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

    (1) the size of the group;

    (2) the total amount of premium we expect to receive from the group;

    (3) the nature of the purchase and the persistency we expect in that group;

    (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

    (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

    . by surrendering all or part of your Contract Value during the accumulation phase;

    .   by receiving annuity payments during the income phase;

    .   when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

    . the NYSE is closed (other than a customary weekend and holiday closings);

    .   trading on the NYSE is restricted;

    . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

    .   the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program.
You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                               ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable variable investment options. If the performance of the variable investment options selected is equal to the AIR, the income payments will remain constant. If performance of variable investment options is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

    .   your Contract Value in the portfolios on the Annuity Date;

    . the 5% assumed investment rate used in the annuity table for the contract;

    .   the performance of the portfolios you selected;

    .   the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract -- Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

    (1) the Contract Value;

    (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

    (1) the Contract Value;

    (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

    (3) an amount equal to (a) plus (b) where:

       (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

           . 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

           . 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

           . 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

           . 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

           . 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

           . 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

       (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan, which we only issue up to age 75, will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

    . If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

    . If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

    . If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit.   If you select the accidental death benefit at the
time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

    (1) the Contract Value as of the date the death benefit is determined; or

    (2) $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

    . suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

    . sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

    .   hernia;

    . injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

    .   declared or undeclared war or any act thereof; or

    .   service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

    (1) you select it on your application; and

    (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

    (1) payment of the entire death benefit within five years of the date of your death; or

    (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.





================================================================================
                                     TAXES
================================================================================




Note: The basic summary below addresses broad federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change; therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.



Annuity Contracts in General



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRA"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the

Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



Tax Treatment of Distributions -- Non-Qualified Contracts



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.



Tax Treatment of Distributions -- Qualified Contracts (including governmental 457(b) eligible deferred compensation plans)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



Minimum Distributions



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age
70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



Tax Treatment of Death Benefits



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



Contracts Owned by a Trust or Corporation



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



Gifts, Pledges and/or Assignments of a Contract



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



Diversification and Investor Control



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


================================================================================
                               OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract




We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the Contract Maintenance Charge and Dollar Cost Averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.



Please contact our Annuity Service Center if you have any comment, question or service request:



Delaware Valley Financial Services


P.O. Box 3031


Berwyn, PA 19312-0031


(800)255-8402


Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                             FINANCIAL STATEMENTS
================================================================================


Financial statements of AIG Life Insurance Company and of the Variable Account I are included in the SAI, which may be obtained without charge by calling
(800) 255-8402 or writing to Delaware Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                  APPENDIX A
================================================================================

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

         (for an Accumulation Unit outstanding throughout the period)
                               As of December 31


                                         2003         2002         2001          2000          1999          1998
                                     ------------ ------------ ------------- ------------- ------------- ------------
ALLIANCEBERNSTEIN
 VARIABLE PRODUCTS
 SERIES FUND, INC.
ALLIANCEBERNSTEIN
 GLOBAL BOND PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        15.4X        13.43         13.66         13.69         14.79        13.14
      End of Period.................        17.3X        15.49         13.43         13.66         13.69        14.79
   Accum Units o/s @ end of period.. 1,006,964.1X 1,062,698.15    644,219.96    536,432.90    607,165.47   643,678.64
ALLIANCEBERNSTEIN GLOBAL
 DOLLAR GOVERNMENT
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        21.6X        18.92         17.55         15.60         12.55        16.25
      End of Period.................         28.X        21.67         18.92         17.55         15.60        12.55
   Accum Units o/s @ end of period..   763,041.XX   896,548.14    477,157.98    417,248.95    532,628.44   636,568.44
ALLIANCEBERNSTEIN
 GROWTH PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        16.6X        23.45         31.08         38.20         28.81        22.70
      End of Period.................        22.1X        16.63         23.45         31.08         38.20        28.81
   Accum Units o/s @ end of period.. 4,585,494.XX 5,363,610.89  7,309,996.91  9,249,411.34  9,548,163.15 8,904,664.35
ALLIANCEBERNSTEIN
 GROWTH & INCOME
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        27.1X        35.32         35.69         31.78         28.94        24.27
      End of Period.................        35.4X        27.15         35.32         35.69         31.78        28.94
   Accum Units o/s @ end of period.. 7,842,975.0X 8,592,750.44 11,231,684.75 11,974,779.78 12,326,350.55 9,476,753.38
ALLIANCEBERNSTEIN HIGH
 YIELD PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........         8.5X         8.93          8.79          9.40          9.78        10.30
      End of Period.................        10.3X         8.54          8.93          8.79          9.40         9.78
   Accum Units o/s @ end of period.. 4,045,172.2X 3,613,913.91  3,170,428.79  2,199,740.81  2,178,459.79 1,476,993.82
ALLIANCEBERNSTEIN
 INTERNATIONAL
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........         9.7X        11.65         15.22         19.26         13.93        12.50
      End of Period.................        12.6X         9.74         11.65         15.22         19.26        13.93
   Accum Units o/s @ end of period.. 3,247,657.4X 3,712,444.26  4,256,222.36  4,285,660.01  3,403,423.52 3,645,458.54
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........         9.1X         9.78           N/A           N/A           N/A          N/A
      End of Period.................        13.0X         9.15          9.78           N/A           N/A          N/A
   Accum Units o/s @ end of period.. 1,630,939.8X 1,404,664.76   379,508.360           N/A           N/A          N/A
ALLIANCEBERNSTEIN MONEY
 MARKET PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        12.9X        12.96         12.69         12.15         11.77        11.37
      End of Period.................        12.8X        12.92         12.96         12.69         12.15        11.77
   Accum Units o/s @ end of period.. 2,737,200.0X 5,024,576.71  6,134,815.43  7,745,515.60  7,969,839.42 7,257,274.05


                                         1997
                                     ------------
ALLIANCEBERNSTEIN
 VARIABLE PRODUCTS
 SERIES FUND, INC.
ALLIANCEBERNSTEIN
 GLOBAL BOND PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        13.24
      End of Period.................        13.14
   Accum Units o/s @ end of period..   708,242.42
ALLIANCEBERNSTEIN GLOBAL
 DOLLAR GOVERNMENT
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        14.56
      End of Period.................        16.25
   Accum Units o/s @ end of period..   714,986.09
ALLIANCEBERNSTEIN
 GROWTH PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        17.70
      End of Period.................        22.70
   Accum Units o/s @ end of period.. 8,054,584.57
ALLIANCEBERNSTEIN
 GROWTH & INCOME
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        19.11
      End of Period.................        24.27
   Accum Units o/s @ end of period.. 7,258,107.19
ALLIANCEBERNSTEIN HIGH
 YIELD PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........          N/A
      End of Period.................        10.30
   Accum Units o/s @ end of period..   106,671.96
ALLIANCEBERNSTEIN
 INTERNATIONAL
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        12.26
      End of Period.................        12.50
   Accum Units o/s @ end of period.. 3,700,183.10
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........          N/A
      End of Period.................          N/A
   Accum Units o/s @ end of period..          N/A
ALLIANCEBERNSTEIN MONEY
 MARKET PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        10.97
      End of Period.................        11.37
   Accum Units o/s @ end of period.. 4,291,499.61

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                   2003         2002         2001          2000          1999          1998          1997
                               ------------ ------------ ------------- ------------- ------------- ------------- ------------
ALLIANCEBERNSTEIN
 AMERICAS GOVERNMENT
 INCOME PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        18.19        16.62         16.27         14.68         13.67         13.32        12.33
      End of Period...........        19.26        18.19         16.62         16.27         14.68         13.67        13.32
   Accum Units o/s @ end of
    period.................... 2,758,312.9X 3,548,971.26  2,680,204.65  1,548,657.99  1,532,276.68  1,816,650.85 1,790,540.24
ALLIANCEBERNSTEIN
 PREMIER GROWTH
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        20.31        29.70         36.38         44.22         33.89         23.22        17.59
      End of Period...........        24.77        20.31         29.70         36.38         44.22         33.89        23.22
   Accum Units o/s @ end of
    period.................... 7,463,058.4X 8,937,374.82 12,017,393.03 14,573,794.49 13,968,927.64 10,004,043.81 6,662.866.85
ALLIANCEBERNSTEIN
 QUASAR PORTFOLIO**
   Accumulation Unit Value
      Beginning of Period.....         7.21        10.72         12.46         13.45         11.65         12.37        10.58
      End of Period...........        10.59         7.21         10.72         12.46         13.45         11.65        12.37
   Accum Units o/s @ end of
    period.................... 4,466,854.3X 4,670,605.08  5,098,525.15  5,129,672.13  5,239,451.80  5,595,694.29 3,991,205.09
ALLIANCEBERNSTEIN REAL
 ESTATE INVESTMENT
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        12.5X        12.40         11.35          9.09          9.71         12.16          N/A
      End of Period...........        17.2X        12.55         12.40         11.35          9.09          9.71        12.16
   Accum Units o/s @ end of
    period.................... 2,181,343.9X 2,290,698.45  1,716,032.29  1,351,325.43  1,173,826.98  1,323,433.94   936,389.36
ALLIANCEBERNSTEIN SMALL
 CAP VALUE PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        10.2X        11.08           N/A           N/A           N/A           N/A          N/A
      End of Period...........        14.2X        10.24         11.08           N/A           N/A           N/A          N/A
   Accum Units o/s @ end of
    period.................... 3,759,334.7X 3,537,441.46  1,544,796.39           N/A           N/A           N/A          N/A
ALLIANCEBERNSTEIN
 TECHNOLOGY PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        10.40        18.26         24.77         32.00         18.47         11.43        10.89
      End of Period...........        14.9X        10.49         18.26         24.77         32.00         18.47        11.43
   Accum Units o/s @ end of
    period.................... 5,422,692.7X 6,496,492.59  8,743,308.66 11,058,564.75  8,948,085.57  5,670,473.44 4,818,385.19
ALLIANCEBERNSTEIN TOTAL
 RETURN PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....        19.00        21.66         21.48         19.35         18.42         15.97        13.37
      End of Period...........        22.4X        19.09         21.66         21.48         19.35         18.42        15.97
   Accum Units o/s @ end of
    period.................... 7,622,703.4X 7,743,164.11  6,989,487.68  3,514,022.78  3,271,109.60  2,427,810.67 1,780,440.77
ALLIANCEBERNSTEIN U.S.
 LARGE CAP BLENDED
 STYLE SERIES PORTFOLIO
   Accumulation Unit Value
      Beginning of Period.....           --           --            --            --            --            --           --
      End of Period...........           --           --            --            --            --            --           --
   Accum Units o/s @ end of
    period....................           --           --            --            --            --            --           --

-------------

** On May 1, 2004, AllianceBernstein Quasar Portfolio changed its name to
   AllianceBernstein Small Cap Growth Portfolio.

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31


                                         2003         2002         2001          2000         1999         1998         1997
                                     ------------ ------------ ------------- ------------ ------------ ------------ ------------
ALLIANCEBERNSTEIN U.S.
 GOVERNMENT/HIGH GRADE
 SECURITIES PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        15.2X        14.35         13.49        12.32        12.80        12.00        11.20
      End of Period.................        15.6X        15.26         14.35        13.49        12.32        12.80        12.00
   Accum Units o/s @ end of period.. 7,037,574.1X 9,194,405.86  6,387,464.57 3,686,407.51 4,082,327.72 3,516,324.78 2,190,735.81
ALLIANCEBERNSTEIN UTILITY
 INCOME PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        14.46        18.83         24.64        22.42        19.04        15.58        12.57
      End of Period.................        17.09        14.46         18.83        24.64        22.42        19.04        15.58
   Accum Units o/s @ end of period.. 2,151,384.93 2,458,811.07  2,898,031.19 2,067,949.10 1,646,240.96 1,379,682.64   910,470.43
ALLIANCEBERNSTEIN VALUE
 PORTFOLIO (CLASS B)
   Accumulation Unit Value
      Beginning of Period...........         8.56         9.98           N/A          N/A          N/A          N/A          N/A
      End of Period.................        10.85         8.56          9.98          N/A          N/A          N/A          N/A
   Accum Units o/s @ end of period.. 6,157,155.02 5,613,963.76 2,388,654.530          N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN
 WORLDWIDE PRIVATIZATION
 PORTFOLIO
   Accumulation Unit Value
      Beginning of Period...........        14.04        14.86         18.22        24.00        15.32        14.02        12.84
      End of Period.................        19.86        14.04         14.86        18.22        24.00        15.32        14.02
   Accum Units o/s @ end of period.. 1,420,591.69 1,588,243.58  2,067,502.81 2,498,271.77 2,092,530.42 2,399,048.01 2,391,217.59

                        CONDENSED FINANCIAL INFORMATION
                           ACCUMULATION UNIT VALUES*

    (for an Accumulation Unit outstanding throughout the period)--continued
                               As of December 31




-------------
*   Funds were first invested in the Portfolios as listed below:


AllianceBernstein Global Bond Portfolio                  July 15, 1991
AllianceBernstein Global Dollar Government
  Portfolio                                               May 2, 1994
AllianceBernstein Growth Portfolio                    September 15, 1994
AllianceBernstein Growth and Income Portfolio          January 14, 1991
AllianceBernstein High Yield Portfolio                 October 27, 1997
AllianceBernstein International Portfolio              December 28, 1992
AllianceBernstein International Value Portfolio           May 1, 2001
AllianceBernstein Money Market Portfolio               December 4, 1992
AllianceBernstein Americas Government Income
  Portfolio                                               May 3, 1994
AllianceBernstein Premier Growth Portfolio               June 26, 1992
AllianceBernstein Quasar Portfolio**                    August 5, 1996
AllianceBernstein Real Estate Investment Portfolio      January 9, 1997
AllianceBernstein Technology Portfolio                 January 11, 1996
AllianceBernstein Total Return Portfolio               December 28, 1992
AllianceBernstein U.S. Government/High Grade
  Securities Portfolio                                September 17, 1992
AllianceBernstein Utility Income Portfolio               May 10, 1994
AllianceBernstein Value Portfolio                         May 1, 2001
AllianceBernstein Small Cap Value Portfolio               May 1, 2001
AllianceBernstein Worldwide Privatization
  Portfolio                                           September 23, 1994

        -----

        ** On May 1, 2004, AllianceBernstein Quasar Portfolio changed its name to AllianceBernstein Small Cap Growth Portfolio.

================================================================================
                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION...................................................  3
  AIG Life Insurance Company..........................................  3
  Independent Accountants.............................................  3
  Distributor.........................................................  3
  Potential Conflicts.................................................  3

CALCULATION OF PERFORMANCE DATA.......................................  3
  Yield and Effective Yield Quotations for the Money Market Subaccount  3
  Yield Quotations for Other Subaccounts..............................  4
  Standardized Performance Data.......................................  4
  Non-Standardized Performance Data...................................  5
  Tax Deferred Accumulation...........................................  6

ANNUITY PROVISIONS....................................................  7
  Variable Annuity Payments...........................................  7
  Annuity Unit Value..................................................  7
  Net Investment Factor...............................................  7
  Taxes...............................................................  8
  Additional Provisions............................................... 13

FINANCIAL STATEMENTS.................................................. 13

Please forward a copy (without charge) of the AIG Life Insurance Company Ovation Variable Annuity Statement of Additional Information to:

(Please print or type and fill in all information.)

------------------------------------------
Name

------------------------------------------
Address

------------------------------------------
City/State/Zip

------------------------------------------
Date

------------------------------------------
Signed


Return to: Annuity Service Center
           Delaware Valley Financial Services, LLC
           P.O. Box 3031
           Berwyn, PA 19312-0031

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 3, 2004


                            OVATION VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 3, 2004, call us at (800) 255-8402 or write to us at Delaware
Valley Financial Services, LLC, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION .....................................   3
     AIG Life Insurance Company .........................   3
     Independent Accountants ............................   3
     Distributor ........................................   3
     Potential Conflicts ................................   3

CALCULATION OF PERFORMANCE DATA .........................   3
     Yield and Effective Yield Quotations for the
      Money Market Subaccount ...........................   3
     Yield Quotations for Other Subaccounts .............   4
     Standardized Performance Data ......................   4
     Non-Standardized Performance Data ..................   5
     Tax Deferred Accumulation ..........................   6

ANNUITY PROVISIONS ......................................   7
     Variable Annuity Payments ..........................   7
     Annuity Unit Value .................................   7
     Net Investment Factor ..............................   7
     Taxes...............................................   8
     Additional Provisions ..............................  13

FINANCIAL STATEMENTS ....................................  13

================================================================================
                               GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.


Independent Accountants



Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Houston, Texas.


Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)/6/ - 1]
                                      -----
                                       cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

     b = expenses accrued for the period (net of reimbursements)

     c = the average daily number of Accumulation Units outstanding during the period

     d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

     (1)  the assumed rate of earnings will be realistic;

     (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

     (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

     (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

(a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

     o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     o    (a) is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     o    (b) is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     o    (c) is equal to:

          (i) the percentage factor representing the mortality and expense risk charge, plus

          (ii)  the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements and those of Variable Account I are included herein.

The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                         Report of Independent Auditors

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------

April 14, 2004

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                           December 31,          December 31,
                                                                              2003                   2002
                                                                           ------------          ------------
Assets
------

Investments:
Fixed maturities:
    Bonds available for sale, at market value                              $  9,834,315          $  9,650,602
    (cost: 2003 - $9,209,635; 2002 - $9,328,495)
Equity securities at market value                                                 3,885                32,706
    (cost: 2003 - $3,175; 2002 - $30,409)
Mortgage loans on real estate, net of allowance                                 456,767               347,373
    (2003 - $14,000; 2002 - $14,000)
Policy loans                                                                    261,908               344,054
Other long-term investments                                                      84,338               102,958
Derivative assets, at market                                                     36,495                15,009
Short-term investments, at cost (approximates market value)                      20,405                44,788
                                                                           ------------          ------------

   Total investments                                                         10,698,113            10,537,490

Cash                                                                                  -                     -
Investment income due and accrued                                               147,468               157,796
Reinsurance assets                                                               83,879                78,925
Deferred policy acquisition costs                                               307,175               386,258
Premium and insurance balances receivable                                        28,632                25,941
Amounts due from related parties                                                 91,192                84,527
Other assets                                                                      6,692                 1,946
Assets held in separate accounts                                              3,209,288             2,869,349
                                                                           ------------          ------------

                                    Total assets                           $ 14,572,439          $ 14,142,232
                                                                           ============          ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                           December 31,             December 31,
                                                                              2003                     2002
                                                                           ------------            -------------
Liabilities
-----------

  Policyholders' contract deposits                                         $  7,310,004            $  7,612,653
  Future policy benefits for life and accident
   and health insurance contracts                                             2,319,463               2,333,786
  Reserve for unearned premiums                                                  23,372                  26,262
  Policy and contract claims                                                     60,304                  68,355
  Amounts due to related parties                                                 19,564                       -
  Income taxes payable                                                          207,963                  87,295
  Derivative liabilities, at market                                              45,935                  50,606
  Other liabilities                                                              53,563                 128,759
  Liabilities related to separate accounts                                    3,209,288               2,869,349
                                                                           ------------            ------------

                                    Total liabilities                        13,249,456              13,177,065
                                                                           ------------            ------------

Shareholders' Equity
--------------------

  Series A preferred stock, $100,000 par value;
    2,500 shares authorized, issued and outstanding                             250,000                 250,000
  Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 shares issued and outstanding                            4,884                   4,884
  Additional paid-in capital                                                    302,283                 212,283
  Accumulated other comprehensive income                                        312,966                 145,424
  Retained earnings                                                             452,850                 352,576
                                                                           ------------            ------------

                                    Total shareholders' equity                1,322,983                 965,167
                                                                           ------------            ------------

Total liabilities and shareholders' equity                                 $ 14,572,439            $ 14,142,232
                                                                           ============            ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                  Years ended December 31,
                                                          --------------------------------------
                                                             2003         2002           2001
                                                          ----------   ----------    -----------
Revenues:
  Premiums and other considerations                       $  221,443   $  280,098    $ 1,016,010
  Net investment income                                      709,945      725,475        630,693
  Realized capital gains (losses)                             22,817     (151,424)        25,825
                                                          ----------   ----------    ----------

                   Total revenues                            954,205      854,149      1,672,528
                                                          ----------   ----------    -----------

Benefits and expenses:
  Death and other benefits                                   279,112      306,543        430,120
  Increase in future policy benefits
   and policyholders' contract deposits                      348,540      415,721        805,223
  Insurance acquisition and other operating expenses         156,346      155,383        331,544
                                                          ----------   ----------    -----------

                   Total benefits and expenses               783,998      877,647      1,566,887
                                                          ----------   ----------    -----------

Income (loss) before income taxes                            170,207      (23,498)       105,641
                                                          ----------   ----------    -----------

Income taxes:
  Current                                                     29,187       20,558         11,536
  Deferred                                                    29,146      (30,532)        23,611
                                                          ----------   ----------    -----------

      Total income tax expense (benefit)                      58,333       (9,974)        35,147
                                                          ----------   ----------    -----------

Net income (loss) before cumulative effect
 of accounting changes                                       111,874      (13,524)        70,494
Cumulative effect of accounting changes, net of tax                -            -        (26,276)
                                                          ----------   ----------    -----------


Net income (loss)                                         $  111,874   $  (13,524)   $    44,218
                                                          ==========   ==========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                                Years ended December 31,
                                                       ----------------------------------------
                                                           2003           2002          2001
                                                       ------------    ----------    ----------
Preferred stock
---------------

Balance at beginning of year                           $    250,000    $  250,000    $        -
Preferred stock issued                                            -             -       250,000
                                                       ------------    ----------    ----------
Balance at end of year                                      250,000       250,000       250,000
                                                       ------------    ----------    ----------

Common stock
------------

Balance at beginning and end of year                          4,884         4,884         4,884
                                                       ------------    ----------    ----------

Additional paid-in capital
--------------------------

Balance at beginning of year                                212,283       153,283       153,283
Capital contributions from parent                            90,000        59,000             -
                                                       ------------    ----------    ----------
Balance at end of year                                      302,283       212,283       153,283
                                                       ------------    ----------    ----------

Accumulated other comprehensive income
--------------------------------------

 Balance at beginning of year                               145,424        11,279       (28,276)
 Change in net unrealized appreciation of
  investments - net of reclassifications                    259,290       254,988        71,166
    Deferred income tax expense on changes                  (89,629)      (92,098)      (24,908)
 Change in net derivative losses arising from
  cash flow hedging activities                               (3,261)      (44,223)       (8,512)
    Deferred income tax benefit on changes                    1,142        15,478         2,979
 Cumulative effect - derivatives                                  -             -        (1,170)
                                                       ------------    ----------    ----------
 Balance at end of year                                     312,966       145,424        11,279
                                                       ------------    ----------    ----------

Retained earnings
-----------------

Balance at beginning of year                                352,576       379,034       334,816
Net income (loss)                                           111,874       (13,524)       44,218
Dividends to shareholders                                   (11,600)      (12,934)            -
                                                       ------------    ----------    ----------
  Balance at end of year                                    452,850       352,576       379,034
                                                       ------------    ----------    ----------

               Total shareholders' equity              $  1,322,983    $  965,167    $  798,480
                                                       ============    ==========    ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                    Years ended December 31,
                                                             -----------------------------------------
                                                                2003            2002           2001
                                                             -----------    -----------    -----------
Cash flows from operating activities:
 Net income (loss)                                           $   111,874    $   (13,524)   $    44,218

 Adjustments to reconcile net income (loss) to net
 cash provided by operating activities:
    Change in insurance reserves                                 (25,264)       (66,703)      1,103,914
    Change in accounting principles                                   --             --         40,424
    Change in premiums and insurance balances
       receivable and payable - net                               (6,105)        22,664          4,065
    Change in reinsurance assets                                  (4,954)        36,116        (38,119)
    Change in other policyholders' funds                          70,645        362,844      1,327,873
    Change in deferred policy acquisition costs                   37,377         29,499       (245,283)
    Change in investment income due and accrued                   10,328         (3,081)       (37,372)
    Realized capital (gains) losses                              (22,817)       151,424        (25,825)
    Change in income taxes - net                                  32,179        (56,917)        28,038
    Change in reserves for commissions, expenses and taxes         9,163        (61,038)        35,649
    Amortization of premiums and discounts on securities          (8,669)        (9,661)       (10,472)
    Change in other assets and liabilities - net                 (46,146)        25,293        (69,250)
                                                             -----------    -----------    -----------
  Net cash provided by operating activities                      157,611        416,916      2,157,860

Cash flows from investing activities:
    Sale of fixed maturities                                   4,188,555      3,307,316      2,938,883
    Cost of fixed maturities, matured or redeemed                493,880        667,900        243,306
    Sale of equity securities                                     33,802         11,789         13,168
    Sale of real estate                                               --         11,424         16,282
    Purchase of fixed maturities                              (4,551,183)    (4,678,000)    (5,875,332)
    Purchase of equity securities                                 (4,763)           (68)        (9,987)
    Purchase of real estate                                       (4,231)            --        (11,424)
    Mortgage loans funded                                       (142,539)       (49,439)       (50,702)
    Repayments of mortgage loans                                  32,694         54,016         61,066
    Change in policy loans                                        82,146        (16,431)       274,578
    Change in short-term investments                              24,382        133,530        (16,036)
    Change in other long-term investments                         19,435         11,790         (2,114)
    Other - net                                                   (3,895)       (58,536)        (5,092)
                                                             -----------    -----------    -----------
  Net cash provided by (used in) investing activities            168,283       (604,709)    (2,423,404)
                                                             -----------    -----------    -----------

Cash flows from financing activities:
    Net policyholder account deposits/withdrawals               (373,294)       200,066         11,208
    Capital contribution                                          59,000             --             --
    Preferred stock issued                                            --             --        250,000
    Dividends to shareholders                                    (11,600)       (12,934)            --
                                                             -----------    -----------    -----------
  Net cash provided by (used in) financing activities           (325,894)       187,132        261,208
                                                             -----------    -----------    -----------

Change in cash                                                        --           (661)        (4,336)
Cash at beginning of period                                           --            661          4,997
                                                             -----------    -----------    -----------
Cash at end of period                                        $        --    $        --    $       661
                                                             ===========    ===========    ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                          Years ended December 31,
                                                    -----------------------------------
                                                      2003          2002        2001
                                                    ---------    ---------    ---------
Comprehensive income
--------------------

Net income (loss)                                   $ 111,874    $ (13,524)   $  44,218
                                                    ---------    ---------    ---------

Other comprehensive income
--------------------------

Change in net unrealized appreciation of
  investments - net of reclassifications              259,290      254,988       71,166
    Deferred income tax expense
      on changes                                      (89,629)     (92,098)     (24,908)
Change in net derivative losses arising from cash
  flow hedging activities                              (3,261)     (44,223)      (8,512)
    Deferred income tax benefit
      on changes                                        1,142       15,478        2,979
Cumulative effect - derivatives                            --           --       (1,170)
                                                    ---------    ---------    ---------

Other comprehensive income                            167,542      134,145       39,555
                                                    ---------    ---------    ---------

Comprehensive income                                $ 279,416    $ 120,621    $  83,773
                                                    =========    =========    =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Nature of Business

    AIG Life Insurance Company (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York where it is only authorized as a reinsurer.

2.  Summary of Significant Accounting Policies

    (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Actual results could differ from those estimates.

    (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2003. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                          2003       2002
                                                        --------   --------
        Statutory net income (loss)                     $ 82,085   $(80,001)
        Statutory capital and surplus                   $629,521   $433,998

        The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutorily required mortality and interest assumptions without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    (c) Insurance and Investment Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    (d) Investments: Fixed maturities available for sale, where the Company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

        Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

        Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

        The Company reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other-than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

        In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $26.3 million, net of tax.

        Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

        Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

        Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net realized investment gains (losses), consistent with the equity method of accounting.

        Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

        Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

        Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

        Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

    (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products

        (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts. Any amounts deemed unrecoverable are charged to expense.

        With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

        DAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholders' equity.

    (f) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

        A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

        Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

        For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

        Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums, which is not earned at the end of a reporting period, is recorded as reserves for unearned premiums.

    (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related charges in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $8,770,000, $4,383,759, and $2,313,076 for the years ended December 31, 2003, 2002, and 2001, respectively.

    (k) Reinsurance: The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

        Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (l) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" ("FAS 138").

        Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

        On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

        The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

        During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003.

    (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation. Such reclassifications had no effect on shareholders' equity, net income (loss) or cash flows.

    (n) Accounting Standards: In June 2001, FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

     The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment form potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142 had no affect on the Company's results of operations or financial condition.

     In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. The adoption of FIN 45 did not have a material impact on the Company's results of operations or financial condition.

     In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

     The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

     The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

     The following VIE activities are not consolidated by the Company under FIN46R:

     (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

     (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

     In April 2003, the Derivatives Implementation Group of the FASB cleared issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

     In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

     In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting change upon adoption to approximate $7 million after taxes, to be recorded in the first quarter of 2004.

3.   Investment Information

(a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                     Years ended December 31,
                                                               ------------------------------------
                                                                  2003        2002          2001
                                                               ---------    --------      ---------
        Fixed maturities                                       $ 648,416    $ 655,148     $ 548,437
        Equity securities                                          1,446        2,722         3,580
        Mortgage loans                                            31,785       28,360        30,075
        Real estate                                                    -            -           937
        Policy loans                                              27,167       24,836        33,722
        Cash and short-term investments                              520        1,702         6,779
        Other long-term investments                                6,950       15,224        14,029
                                                               ---------    ---------     ---------
                  Total investment income                        716,284      727,992       637,559
        Investment expenses                                        6,339        2,517         6,866
                                                               ---------    ---------     ---------

                  Net investment income                        $ 709,945    $ 725,475     $ 630,693
                                                               =========    =========     ========

(b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2003, 2002 and 2001 are summarized below (in thousands):

                                                                 Years ended December 31,
                                                            ---------------------------------
                                                              2003        2002         2001
                                                            --------    --------     --------
     Realized gains (losses) on investments:
     Fixed maturities                                       $ 25,952    $ (93,183)   $ (8,269)
     Equity securities                                         1,804       (7,304)      2,605
     Real estate                                                   -            -       5,292
     Mortgage loans                                             (448)           -           -
     Other long-term investments                              (4,491)     (50,937)     26,197
                                                            --------    ---------    --------
     Realized gains (losses)                                $ 22,817    $(151,424)   $ 25,825
                                                            ========    =========    ========

     Change in unrealized appreciation (depreciation)
        of investments:
     Fixed maturities                                       $302,573    $ 288,718    $147,596
     Equity securities                                        (1,587)       7,976      (7,014)
     Other long-term investments                                   -            -     (69,416)
     Deferred policy acquisition costs                       (41,696)     (41,706)          -
     Derivative asset                                         (3,261)     (44,223)     (8,512)
                                                            --------    ----------   --------
     Change in unrealized appreciation
        (depreciation) of investments                       $256,029    $ 210,765    $ 62,654
                                                            ========    =========    ========

     During 2003, 2002 and 2001, gross gains of $122,172,000, $101,318,000 and
     $92,757,000, respectively, and gross losses of $96,220,000, $194,501,000 and $101,026,000, respectively, were realized on dispositions of fixed maturity investments. The 2003, 2002 and 2001 losses include writedowns of $46,860,000, $78,430,000 and $12,000,000, respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

     During 2003, 2002 and 2001, gross gains of $1,873,000, $465,000 and
     $2,605,000, respectively, and gross losses of $69,000, $7,769,000 and $0, respectively, were realized on dispositions of equity securities.

The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 (in thousands).

                                Less than 12 months       12 Months or more          Total
                                -------------------       -----------------      ------------
                                         Unrealized              Unrealized             Unrealized
     December 31, 2003           Cost(a)   Losses         Cost(a)   Losses       Cost(a)  Losses
     --------------------------------------------------------------------------------------------
     Fixed maturities (b)          -         -            $1,207,430  $69,475 $1,207,430  $69,475

(a)  For bonds, represents amortized cost
(b)  Primarily relates to the All other corporate category

(c)  Market Value of Fixed Maturities and Unrealized Appreciation of
     Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2003 and 2002 are as follows (in thousands):

                                                                        Gross            Gross        Estimated
     2003                                           Amortized        Unrealized        Unrealized       Market
     ----                                              Cost             Gains            Losses         Value
                                                   ------------     -------------    -------------  -------------
     Fixed maturities:
       U.S. Government and government
           agencies and authorities                $   60,499       $   15,079        $     43      $    75,535
       Foreign Governments                             77,051            5,100             397           81,754
       States, municipalities and
           political subdivisions                      30,837            4,051             153           34,735
       Mortgage-backed securities                     123,446            4,479           1,587          126,338
       All other corporate                          8,917,802          665,446          67,295        9,515,953
                                                   ----------       ----------        --------      -----------
     Total fixed maturities                        $9,209,635       $  694,155        $ 69,475      $ 9,834,315
                                                   ==========       ==========        ========      ===========
     Equity securities                             $    3,175       $      710        $      -      $     3,885
                                                   ==========       ==========        ========      ===========

(c) Market Value of Fixed Maturities and Unrealized Appreciation of Investments -(continued):

                                                                      Gross          Gross      Estimated
                                                     Amortized      Unrealized    Unrealized      Market
        2002                                           Cost           Gains         Losses        Value
        ----                                       -----------     -----------   -----------   ----------

        Fixed maturities:
          U.S. Government and government
              agencies and authorities             $    98,306     $    15,175   $        18   $   113,463
          Foreign Governments                           16,004             713             3        16,714
          States, municipalities and
              political subdivisions                    66,092          10,887             -        76,979
          Mortgage-backed securities                 1,024,518          73,394         1,121     1,096,791
          All other corporate                        8,123,575         507,035       283,955     8,346,655
                                                   -----------     -----------   -----------   -----------
        Total fixed maturities                     $ 9,328,495     $   607,204   $   285,097   $ 9,650,602
                                                   ===========     ===========   ===========   ===========
        Equity securities                          $    30,409     $     2,348   $        51   $    32,706
                                                   ===========     ===========   ===========   ===========

    The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2003, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                Estimated
                                                                                Amortized         Market
                                                                                  Cost            Value
                                                                              -----------      -----------
    Fixed maturity securities, excluding mortgage-backed securities:

        Due in one year or less                                               $   224,929      $   230,400
        Due after one year through five years                                   2,101,123        2,243,795
        Due after five years through ten years                                  2,294,612        2,464,104
        Due after ten years                                                     4,465,525        4,769,678
    Mortgage-backed securities                                                    123,446          126,338
                                                                              -----------      -----------
        Total fixed maturity securities                                       $ 9,209,635      $ 9,834,315
                                                                              ===========      ===========

(d) Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):


                                                                      2003         2002         2001
                                                                   ----------   ---------   -----------
    Gross unrealized gains                                         $  694,865   $ 609,552   $   240,716
    Gross unrealized losses                                           (69,475)   (285,148)     (213,006)
    Deferred policy acquisition costs                                 (83,402)    (41,706)            -
    Deferred income tax expense                                      (191,405)   (101,776)       (9,678)
                                                                   ----------   ---------   -----------
    Net unrealized gains on securities                             $  350,583   $ 180,922   $    18,032
                                                                   ==========   =========   ===========

(e) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2003 and 2002.

    At December 31, 2003, the gross weighted average coupon of this portfolio was 6.24.

    (f) Fixed Maturities Below Investment Grade: At December 31, 2003 and 2002, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $831,328,000 and $878,045,000, respectively, and an aggregate market value of $823,132,000 and $729,487,000, respectively.

    (g) Non-income Producing Assets: Non-income producing assets were insignificant.

    (h) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2003.

    (i) Statutory Deposits: Securities with a carrying value of $3,387,000 and $3,127,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2003 and 2002, respectively.

    (j) Mortgage Loans: At December 31, 2003, mortgage loans were collateralized by properties located in nine geographic areas, with loans totaling approximately 39% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 20% in the South Atlantic region and 14% in the Pacific region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

         At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 48% for office, 9% for retail, 20% for residential, 9% for industrial and 11% for manufactured housing.

4.  Deferred Policy Acquisition Costs

    The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                  Years ended December 31,
                                                             --------------------------------
                                                               2003       2002         2001
                                                             --------   --------     --------

      Balance at beginning of year                           $386,258   $457,694     $328,123
      Acquisition costs deferred                               53,661     51,983      167,004
      Amortization charged to income                          (91,048)   (76,703)     (37,433)
      Effect of net unrealized gains/(losses)                 (41,696)   (41,706)           -
      DAC transfer for terminated reinsurance                       -     (5,010)           -
                                                             --------   --------     --------
      Balance at end of year                                 $307,175   $386,258     $457,694
                                                             ========   ========     ========

    For the years ended December 31, 2003 and 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded prior to 2002 as the comparable amounts were not material to the deferred policy acquisition costs balances or equity.

    During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.  Policyholder Contract Deposits and Future Policy Benefits

    (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2003 and 2002 follows (in thousands):

                                                                2003               2002
                                                             ----------         ----------
        Policyholder contract deposits:
        Annuities                                            $3,831,436         $3,977,704
        Universal life                                          432,318            370,328
        Guaranteed investment contracts (GICs)                1,405,624          1,632,587
        Corporate owned life insurance                        1,606,894          1,607,257
        Other investment contracts                               33,732             24,777
                                                             ----------         ----------
                                                             $7,310,004         $7,612,653
                                                             ==========         ==========
                                                                2003               2002
                                                             ----------         ----------
        Future policy benefits:
        Ordinary life                                        $   68,919         $   70,289
        Group life                                               17,081             10,981
        Life contingent annuities                             1,013,088          1,028,891
        Terminal funding                                      1,112,932          1,136,492
        Accident and health                                     107,443             87,133
                                                             ----------         ----------
                                                             $2,319,463         $2,333,786
                                                             ==========         ==========

    (b) The liability for policyholder contract deposits has been established based on the following assumptions:

         (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 17.0 percent grading to zero over a period of zero to 20 years.

         (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.21 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

         (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2003 was 5.88 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.55 percent to 7.27 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

   (c) The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 11.5 percent and grade to not less than 3.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          11.0 percent.

6. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                           2003          2002
                                                           ----          ----

       Current tax receivables                          $  (17,799)  $  (20,833)
       Deferred tax liabilities                            225,762      108,128
                                                        ----------   ----------
                 Income taxes payable                   $  207,963   $   87,295
                                                        ==========   ==========

       The components of deferred tax assets and liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                           2003          2002
                                                           ----          ----
       Deferred tax assets:
         Policy reserves                                $  (42,775)  $  (78,782)
         Basis differential of investments                 (20,937)     (22,196)
         Other                                                (121)      (8,767)
                                                        ----------   ----------
         Total deferred tax assets                         (63,833)    (109,745)
                                                        ----------   ----------


        Deferred tax liabilities:

          Deferred policy acquisition costs                107,511      135,062
          Net unrealized appreciation on debt and equity
               securities available for sale               171,177       82,688
          Other                                             10,907          123
                                                        ----------   ----------
          Total deferred tax liabilities                   289,595      217,873
                                                        ----------   ----------

       Net deferred tax liabilities                     $  225,762   $  108,128
                                                        ==========   ==========

   (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2003, the
       Company had
    approximately $2,204,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $771,400.

(c) The provision for income taxes differs from the amount if income tax determined by applying the applicable U.S. statutory federal tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                           Years ended December 31,
                                                           ------------------------
                                                          2003         2002         2001
                                                     ---------    ---------    ---------
       Income tax at statutory percentage
         of GAAP pretax income                       $  59,572    $  (8,224)   $   37,514
       Dividends received deduction                          -         (630)            -
       Prior year tax true-up                             (759)      (1,125)            -
       Other                                              (480)           5        (2,367)
                                                     ---------    ---------    ----------

       Income tax expense (benefit)                  $  58,333    $  (9,974)   $   35,147
                                                     =========    =========    ==========

(d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

    The Company has a written agreement with its parent under which each subsidiary agrees to pay the parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $25.8 million and $48.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2003 and 2002, respectively.

8. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholders' equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

   (b) Interest Rate and Currency Swap Agreements: Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

       The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

       The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

       For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

       Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

    Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

      Liability swaps                                                            2003           2002
      ---------------                                                          --------       --------
      Interest rate swap agreements to receive float rate:
         Notional amount                                                       $ 606.9        $ 606.9
         Fair Value                                                                (37)           (50)

     Currency swap agreements (receive U.S. dollars/pay Koruna):
         Notional amount (in U.S. dollars)                                     $  52.4        $  52.4
          Fair Value                                                                (4)            13

     Currency swap agreements (receive U.S. dollars/pay Euro dollars):
          Notional amount (in U.S. dollars)                                    $  51.1        $  51.1
           Fair Value                                                               21              7

     Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
          Notional amount (in U.S. dollars)                                    $  58.3        $  58.3
          Fair Value                                                                11              3

      Asset Swaps:
      -----------

      Currency swap agreements (receive U.S. dollars/pay Euro dollars):
           Notional amount (in U.S. dollars)                                   $  15.8              -
           Fair Value                                                               (4)             -

(c) Credit and Market Risk: Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's results of operations or financial position.

    The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.  Fair Value of Financial Instruments

(a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

    The fair value and carrying amounts of financial instruments are as follows (in thousands):

      2003                                            Fair         Carrying
      ----                                            Value         Amount
                                                   ----------     ----------
      Cash and short-term investments              $   20,405     $   20,405
      Fixed maturities                              9,834,315      9,834,315
      Equity securities                                 3,885          3,885
      Mortgage and policy loans                       758,274        718,675

      Investment contracts                          5,405,369      5,237,060

      Other long-term investments                      84,338         84,338
      Assets and liabilities related
            to separate accounts                    3,209,288      3,209,288

      Derivative assets                                36,495         36,495

      Derivative liabilities                           45,935         45,935

      2002                                            Fair         Carrying
      ----                                            Value         Amount
                                                   ----------     ----------
      Cash and short-term investments              $   44,788     $   44,788
      Fixed maturities                              9,650,602      9,650,602
      Equity securities                                32,706         32,706
      Mortgage and policy loans                       741,778        691,427

      Investment contracts                          5,856,152      5,610,291

      Other long-term investments                     102,958        102,958
      Assets and liabilities related
             to separate accounts                   2,869,349      2,869,349

      Derivative assets                                15,009         15,009

      Derivative liabilities                           50,606         50,606


 (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

     Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

     Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

     Equity securities: Fair values for equity securities were based upon quoted market prices.

     Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans was not calculated, as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

     Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

     Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

     Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

10. Shareholders' Equity:

    (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2003 and 2002. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

    (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2003 and 2002, the Company paid dividends of $11,600,000 and $12,934,000, respectively, to its shareholders.

    (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002 that was received during 2003.

11. Employee Benefits

    (a) Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceed the plan assets at December 31, 2003 by $478 million.

    (b) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123 "Accounting for Stock-Based Compensation"("FAS 123"), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

12. Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2003, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                            Payments
                 ----                            --------
                 2004                            $  1,101
                 2005                                   2
                 2006 and later years                   -
                                                 --------

                 Total                           $  1,103
                                                 ========

         Rent expense approximated $1,824,000, $4,132,000, and $4,588,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

13. Reinsurance

    (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

         The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2003                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $41,971,038   $15,221,994    $  18,593    $ 26,767,637         0.07%
                                   ===========   ===========    ==========   ============

       Premiums and other
          considerations:
        Life                       $   152,345   $    25,119    $     104    $    127,330         0.08%
        Accident and Health            341,266       270,294      (33,385)         37,587       -88.82%
        Annuity                         62,945         6,422            -          56,523            -
                                   -----------   -----------    ----------   ------------

       Total Premiums              $   556,556   $   301,835    $ (33,281)   $    221,440          -15%
                                   ===========   ===========    ==========   ============

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2002                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $44,235,453   $11,531,806    $  32,236    $ 32,735,883          0.1%
                                   ===========   ===========    ==========   ============

       Premiums and other
          considerations:
        Life                       $   145,331   $    23,659    $       -    $    121,672            -
        Accident and Health            318,180       308,749       33,659          43,090         78.1%
        Annuity                        121,882         6,546            -         115,336            -
                                   -----------   -----------    ----------   ------------

       Total Premiums              $   585,393   $   338,954    $  33,659    $    280,098         12.0%
                                   ===========   ===========    ==========   ============

                                                                                             Percentage
                                                                                             of Amount
       December 31, 2002                                                                      Assumed
       -----------------              Gross         Ceded         Assumed         Net          to Net
                                      -----         -----         -------         ---        ----------
       Life Insurance in Force     $45,364,330   $ 9,537,790    $  39,963    $ 35,866,503          0.1%
                                   ===========   ===========    =========    ============

       Premiums and other
          considerations:
        Life                       $   144,436   $    19,800    $     499    $    125,135          0.4%
        Accident and Health            292,618       158,574      193,547         327,591         59.1%
        Annuity                        568,153         4,869            -         563,284            -
                                   -----------   -----------    ---------    ------------

       Total Premiums              $ 1,005,207   $   183,243    $ 194,046    $  1,016,010         19.1%
                                   ===========   ===========    =========    ============

(b) The maximum amount retained on any one life by the Company is $2,500,000.

  (c) Reinsurance recoveries, which reduced death and other benefits, approximated $208,579,000 and $155,038,000, respectively, for each of the years ended December 31, 2003 and 2002.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties

  (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2003 was $247,312,000 and $19,719,000, respectively. Premium income and commission ceded for 2002 amounted to $253,462,000 and $19,671,000, respectively. Premium income and commission ceded to affiliates amounted to $657,000 and $4 for the year ended December 31, 2001.

       Premium income and ceding commission expense assumed from affiliates was $186,371,000 and $33,126,000, respectively for 2001. Effective January 1, 2002, the reinsurance agreement under which the Company assumed business from American Home Assurance Company (an affiliate) was terminated.

  (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2003, 2002 and 2001, the Company was charged $25,800,000, $48,756,000 and $44,167,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $17,155,000 and $21,588,000, respectively, for costs incurred by the Company but attributable to affiliates.

  (c) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151,500,000 as of December 31, 2001.

15.  Restructuring Charges

     In connection with the Parent's merger with American General Corporation during 2001, the Company incurred $34,700,000 in restructuring costs. Included in this amount is $20,600,000 of employee severance and termination related benefits. These restructuring costs have been paid as of December 31, 2003.

[LOGO OF AIG AMERICAN GENERAL]

                                                              Variable Account I
                                                                Variable Annuity

                                                                            2003
                                                                   Annual Report

                                                               December 31, 2003


                                                      AIG Life Insurance Company

                          A member company of American International Group, Inc.

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                         Report of Independent Auditors

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
------------------------------

April 6, 2004

                                      VA-I
                                        1

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein
                                                  AIM V.I.            AIM V.I.           Americas        AllianceBernstein
                                                  Capital          International     Government Income      Global Bond
                                             Appreciation Fund      Growth Fund         Portfolio -         Portfolio -
                                             - Series I shares   - Series I shares        Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,620,090   $       1,064,356   $      54,076,893   $      18,516,461
   Due from (to) AIG Life Insurance
    Company                                                  0                  (3)                (28)                (60)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,620,090   $       1,064,353   $      54,076,865   $      18,516,401
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          17,455   $               0   $          40,374   $           5,479
   Contract owners - accumulation reserves           1,602,635           1,064,353          54,036,491          18,510,922
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,620,090   $       1,064,353   $      54,076,865   $      18,516,401
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $           5,012   $       2,900,327   $       1,127,610
   Mortality and expense risk and
    administrative charges                             (20,788)            (12,854)           (884,570)           (265,890)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           (20,788)             (7,842)          2,015,757             861,720
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on investments            (187,994)           (109,731)            936,750             883,231
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      572,451             328,113             666,179             302,516
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                        384,457             218,382           1,602,929           1,185,747
                                             -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         363,669   $         210,540   $       3,618,686   $       2,047,467
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        2

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein
                                               Global Dollar     AllianceBernstein   AllianceBernstein
                                                Government       Growth and Income   Growth and Income   AllianceBernstein
                                                Portfolio -         Portfolio -         Portfolio -      Growth Portfolio
                                                  Class A             Class A             Class B            - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      22,634,221   $     284,760,030   $     200,218,386   $     109,055,789
   Due from (to) AIG Life Insurance
    Company                                               (115)                 (6)                 (1)                  1
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      22,634,106   $     284,760,024   $     200,218,385   $     109,055,790
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          19,299   $         467,354   $          65,960   $         246,484
   Contract owners - accumulation reserves          22,614,807         284,292,670         200,152,425         108,809,306
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      22,634,106   $     284,760,024   $     200,218,385   $     109,055,790
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $       1,219,827   $       2,745,929   $       1,497,318   $               0
   Mortality and expense risk and
    administrative charges                            (318,507)         (3,617,095)         (2,452,844)         (1,391,994)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           901,320            (871,166)           (955,526)         (1,391,994)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments           1,797,122          (9,472,868)         (5,364,883)        (19,637,314)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    3,374,816          79,653,445          53,277,960          49,317,596
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                         5,171,938          70,180,577          47,913,077          29,680,282
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $       6,073,258   $      69,309,411   $      46,957,551   $      28,288,288
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA-I
                                        3

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein   AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      High-Yield         International       International
                                             Growth Portfolio      Portfolio -          Portfolio -      Value Portfolio -
                                                 - Class B            Class A             Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      54,902,532   $      43,409,584   $      42,474,187   $      22,124,616
   Due from (to) AIG Life Insurance
    Company                                                  0                   5                  (1)                 (2)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      54,902,532   $      43,409,589   $      42,474,186   $      22,124,614
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           5,198   $          29,546   $               0
   Contract owners - accumulation reserves          54,902,532          43,404,391          42,444,640          22,124,614
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      54,902,532   $      43,409,589   $      42,474,186   $      22,124,614
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       2,256,329   $          51,635   $          61,425
   Mortality and expense risk and
    administrative charges                            (667,761)           (557,133)           (519,623)           (237,293)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (667,761)          1,699,196            (467,988)           (175,868)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (4,129,012)         (1,287,403)           (377,335)            (93,948)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                   18,307,166           6,865,243          10,775,899           6,548,716
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        14,178,154           5,577,840          10,398,564           6,454,768
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      13,510,393   $       7,277,036   $       9,930,576   $       6,278,900
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        4

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                                Money Market       Money Market       Premier Growth      Premier Growth
                                                Portfolio -        Portfolio -          Portfolio -         Portfolio -
                                                  Class A             Class B             Class A             Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market          $     36,075,314    $     34,033,820   $     193,633,724   $      85,037,851
   Due from (to) AIG Life Insurance
    Company                                               (284)                154                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                    $     36,075,030    $     34,033,974   $     193,633,724   $      85,037,851
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves         $         39,533    $              0   $         356,692   $               0
   Contract owners - accumulation reserves          36,035,497          34,033,974         193,277,032          85,037,851
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                     $     36,075,030    $     34,033,974   $     193,633,724   $      85,037,851
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds                $        286,009    $        125,671   $               0   $               0
   Mortality and expense risk and
    administrative charges                            (728,830)           (599,548)         (2,632,446)         (1,116,774)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (442,821)           (473,877)         (2,632,446)         (1,116,774)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0                   0         (31,218,395)         (7,387,696)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0          70,680,852          24,006,110
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 0                   0          39,462,457          16,618,414
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   ($        442,821)  ($        473,877)  $      36,830,011   $      15,501,640
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        5

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein
                                                                    Real Estate      AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      Investment        Small Cap Value        Technology
                                              Quasar Portfolio      Portfolio -         Portfolio -         Portfolio -
                                                 - Class A           Class A              Class A             Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      50,089,108   $      39,985,113   $      55,289,483   $      86,348,730
   Due from (to) AIG Life Insurance
    Company                                                  1                  (2)                (19)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      50,089,109   $      39,985,111   $      55,289,464   $      86,348,730
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          66,417   $          84,089   $               0   $         212,705
   Contract owners - accumulation reserves          50,022,692          39,901,022          55,289,464          86,136,025
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      50,089,109   $      39,985,111   $      55,289,464   $      86,348,730
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $         882,489   $         660,366   $               0
   Mortality and expense risk and
    administrative charges                            (566,971)           (474,328)           (595,425)         (1,093,702)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (566,971)            408,161              64,941          (1,093,702)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (3,346,893)          1,057,718             265,791         (28,771,813)
   Capital gain distributions from mutual
    funds                                                    0                   0             167,712                   0
   Net unrealized appreciation
    (depreciation) of investments                   19,701,025           9,441,843          14,174,752          57,043,744
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        16,354,132          10,499,561          14,608,255          28,271,931
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      15,787,161   $      10,907,722   $      14,673,196   $      27,178,229
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        6

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein   AllianceBernstein
                                                                                     U.S. Government/    U.S. Government/
                                             AllianceBernstein   AllianceBernstein      High Grade          High Grade
                                                Technology         Total Return         Securities          Securities
                                                Portfolio -         Portfolio -         Portfolio -         Portfolio -
                                                  Class B             Class A             Class A             Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      33,612,136   $     176,759,344   $     113,882,976   $       3,807,480
   Due from (to) AIG Life Insurance
    Company                                                  0                  (2)               (273)                (17)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $      33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $         100,112   $         146,426   $               0
   Contract owners - accumulation reserves          33,612,136         176,659,230         113,736,277           3,807,463
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       4,211,048   $       5,256,076   $         154,863
   Mortality and expense risk and
    administrative charges                            (402,818)         (2,272,321)         (1,895,246)            (60,052)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                          (402,818)          1,938,727           3,360,830              94,811
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments          (5,429,867)         (2,091,310)          3,169,852             141,143
   Capital gain distributions from mutual
    funds                                                    0                   0              44,924               1,374
   Net unrealized appreciation
    (depreciation) of investments                   15,836,816          26,269,307          (3,505,133)           (141,886)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                        10,406,949          24,177,997            (290,357)                631
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $      10,004,131   $      26,116,724   $       3,070,473   $          95,442
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        7

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein                                           AllianceBernstein
                                               U.S. Large Cap    AllianceBernstein                           Worldwide
                                               Blended Style      Utility Income     AllianceBernstein     Privitization
                                                Portfolio -         Portfolio -       Value Portfolio       Portfolio -
                                                  Class B             Class A            - Class B            Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,193,355   $      37,934,100   $      68,759,572   $      29,812,288
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                  (1)                (25)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,193,355   $      37,934,100   $      68,759,571   $      29,812,263
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           1,936   $               0   $          96,865
   Contract owners - accumulation reserves           1,193,355          37,932,164          68,759,571          29,715,398
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,193,355   $      37,934,100   $      68,759,571   $      29,812,263
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $       1,136,416   $         423,898   $         271,284
   Mortality and expense risk and
    administrative charges                              (4,471)           (501,625)           (792,296)           (337,341)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (4,471)            634,791            (368,398)            (66,057)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                 924          (3,786,329)           (308,391)         (1,723,956)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       65,356           9,162,954          14,673,108          10,489,670
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            66,280           5,376,625          14,364,717           8,765,714
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          61,809   $       6,011,416   $      13,996,319   $       8,699,657
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        8

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Delaware VIP
                                                                    Delaware VIP        Delaware VIP           Growth
                                                Delaware VIP     Capital Reserves      Cash Reserves       Opportunities
                                              Balanced Series          Series             Series               Series
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,187,609   $         246,122    $        491,015   $       1,125,705
   Due from (to) AIG Life Insurance
    Company                                                (16)                289                  13                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,187,593   $         246,411    $        491,028   $       1,125,705
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0    $              0   $               0
   Contract owners - accumulation reserves           1,187,593             246,411             491,028           1,125,705
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,187,593   $         246,411    $        491,028   $       1,125,705
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          39,758   $          11,589    $          4,572   $               0
   Mortality and expense risk and
    administrative charges                             (15,563)             (3,792)             (8,544)            (12,461)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            24,195               7,797              (3,972)            (12,461)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments            (122,388)              3,996                   0             (69,173)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      298,805              (1,229)                  0             405,838
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           176,417               2,767                   0             336,665
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         200,612   $          10,564   ($          3,972)  $         324,204
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                        9

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Dreyfus VIF
                                               Delaware VIP        Delaware VIP           Dreyfus          Small Company
                                                High Yield        Large Cap Value    Stock Index Fund     Stock Portfolio
                                                  Series              Series         - Initial shares    - Initial shares
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $         663,510   $       4,767,741   $       9,789,485   $       1,938,617
   Due from (to) AIG Life Insurance
    Company                                                (56)                  4                 (17)                 (3)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         663,454   $       4,767,745   $       9,789,468   $       1,938,614
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $          27,982   $          51,437   $               0
   Contract owners - accumulation reserves             663,454           4,739,763           9,738,031           1,938,614
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $         663,454   $       4,767,745   $       9,789,468   $       1,938,614
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          46,024   $          92,461   $         135,158   $           1,736
   Mortality and expense risk and
    administrative charges                              (7,967)            (59,366)           (128,972)            (21,289)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            38,057              33,095               6,186             (19,553)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (17,734)           (155,686)           (587,277)            (24,656)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      126,098           1,251,059           2,756,509             572,382
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           108,364           1,095,373           2,169,232             547,726
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         146,421   $       1,128,468   $       2,175,418   $         528,173
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       10

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP                            Fidelity VIP
                                               Asset Manager        Contrafund         Fidelity VIP         High Income
                                                 Portfolio          Portfolio        Growth Portfolio        Portfolio
                                              - Initial Class     - Initial Class     - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,920
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                   0                 (50)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,870
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          23,836   $          23,325   $          29,135   $               0
   Contract owners - accumulation
    reserves                                         8,586,509           3,492,617           7,561,682           1,853,870
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       8,610,345   $       3,515,942   $       7,590,817   $       1,853,870
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $         311,862   $          15,790   $          19,898   $         136,101
   Mortality and expense risk and
    administrative charges                            (116,595)            (46,328)            (98,003)            (25,142)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           195,267             (30,538)            (78,105)            110,959
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments            (367,141)           (266,933)         (1,019,011)              2,886
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,427,372           1,085,702           2,987,740             291,611
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                         1,060,231             818,769           1,968,729             294,497
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $       1,255,498   $         788,231   $       1,890,624   $         405,456
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       11

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Investment Grade       Money Market         Overseas           Mercury HW
                                               Bond Portfolio        Portfolio           Portfolio       International VIP
                                              - Initial Class     - Initial Class     - Initial Class        Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       4,246,199    $      5,059,805   $         404,991   $               0
   Due from (to) AIG Life Insurance
    Company                                                  0                  90                  (1)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       4,246,199    $      5,059,895   $         404,990   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          65,210    $              0   $               0   $               0
   Contract owners - accumulation reserves           4,180,989           5,059,895             404,990                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       4,246,199    $      5,059,895   $         404,990   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $         265,803    $         67,573   $           4,382   $           1,324
   Mortality and expense risk and
    administrative charges                             (73,206)            (93,908)             (6,654)            (18,496)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           192,597             (26,335)             (2,272)            (17,172)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             163,110                   0            (134,551)           (105,257)
   Capital gain distributions from mutual
    funds                                               23,803                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (202,490)                  0             301,761             477,571
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           (15,577)                  0             167,210             372,314
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         177,020   ($         26,335)  $         164,938   $         355,142
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       12

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Merrill Lynch
                                               Merrill Lynch                                                Developing
                                                  American         Merrill Lynch       Merrill Lynch      Capital Markets
                                                Balanced V.I.     Basic Value V.I.     Core Bond V.I.       V.I. Fund
                                              Fund - Class I      Fund - Class I      Fund - Class I        - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $               0   $       8,185,520   $         531,849   $               0
   Due from (to) AIG Life Insurance
    Company                                                  0                 (23)                (47)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $               0   $       8,185,497   $         531,802   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $               0   $               0
   Contract owners - accumulation reserves                   0           8,185,497             531,802                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $               0   $       8,185,497   $         531,802   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $          82,478   $          20,915   $           2,946
   Mortality and expense risk and
    administrative charges                                (149)            (97,023)             (7,617)             (1,884)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (149)            (14,545)             13,298               1,062
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (1,077)           (147,916)              3,025               8,959
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        2,409           2,128,662               1,346              38,917
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             1,332           1,980,746               4,371              47,876
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           1,183   $       1,966,201   $          17,669   $          48,938
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       13

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                                 Domestic        Global Allocation     Global Growth       High Current
                                             Money Market V.I.       V.I. Fund           V.I. Fund       Income V.I. Fund
                                               Fund - Class I        - Class I           - Class I          - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market          $        829,010   $         948,462   $         816,345   $         811,261
   Due from (to) AIG Life Insurance
    Company                                                (12)                (28)                 (8)                (58)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                    $        828,998   $         948,434   $         816,337   $         811,203
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves         $              0   $               0   $               0   $               0
   Contract owners - accumulation reserves             828,998             948,434             816,337             811,203
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                     $        828,998   $         948,434   $         816,337   $         811,203
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds                $          7,707   $          25,051   $           7,360   $          64,772
   Mortality and expense risk and
    administrative charges                             (14,535)             (8,056)             (9,277)            (10,715)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (6,828)             16,995              (1,917)             54,057
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0             (41,591)            (26,316)            (57,542)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             197,419             221,867             172,899
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 0             155,828             195,551             115,357
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   ($          6,828)  $         172,823   $         193,634   $         169,414
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       14

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                               International      Large Cap Core      Large Cap Growth   Natural Resource
                                              Value V.I. Fund        V.I. Fund            V.I. Fund         Focus Fund
                                                 - Class I           - Class I           - Class I          - Class I
                                                Sub-account         Sub-account         Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       1,905,736   $       1,675,678   $         826,256   $               0
   Due from (to) AIG Life Insurance
    Company                                                (62)                 (4)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,905,674   $       1,675,674   $         826,256   $               0
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $               0                   0
   Contract owners - accumulation reserves           1,905,674           1,675,674             826,256                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       1,905,674   $       1,675,674   $         826,256   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          53,003   $           5,910   $               0   $               0
   Mortality and expense risk and
    administrative charges                              (2,857)            (19,448)             (9,782)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            50,146             (13,538)             (9,782)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments               1,613            (163,813)           (115,777)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      129,805             551,928             321,399                   0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           131,418             388,115             205,622                   0
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         181,564   $         374,577   $         195,840   $               0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       15

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch      UBS Series Trust         UIF
                                              Small Cap Value      Utilities and          Tactical       Core Plus Fixed
                                                 V.I. Fund       Telecom V.I. Fund      Allocations      Income Portfolio
                                                 - Class I           - Class I            Portfolio         - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $       2,613,190   $         425,161   $      20,744,712   $          38,373
   Due from (to) AIG Life Insurance
    Company                                                (22)                (27)                 (9)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       2,613,168   $         425,134   $      20,744,703   $          38,362
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $               0   $          10,972   $          38,362
   Contract owners - accumulation reserves           2,613,168             425,134          20,733,731                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $       2,613,168   $         425,134   $      20,744,703   $          38,362
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           8,267   $          12,327   $         237,362   $             341
   Mortality and expense risk and
    administrative charges                             (31,134)             (5,805)           (272,459)               (304)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                           (22,867)              6,522             (35,097)                 37
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (11,428)            (85,953)         (2,285,749)                (76)
   Capital gain distributions from mutual
    funds                                               10,330                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      804,980             147,849           6,779,391               1,562
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           803,882              61,896           4,493,642               1,486
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         781,015   $          68,418   $       4,458,545   $           1,523
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       16

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                    UIF                UIF
                                               Equity Growth        Technology              UIF              Van Eck
                                                 Portfolio           Portfolio        Value Portfolio       Worldwide
                                                 - Class I           - Class I           - Class I       Emerging Markets
                                                Sub-account         Sub-account         Sub-account      Fund Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          32,849   $          14,529   $           2,338   $         590,865
   Due from (to) AIG Life Insurance
    Company                                                 (2)                  0                  (4)                  6
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          32,847   $          14,529   $           2,334   $         590,871
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          32,847   $          14,529   $           2,334   $               0
   Contract owners - accumulation reserves                   0                   0                   0             590,871
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          32,847   $          14,529   $           2,334   $         590,871
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $               0   $               0   $             690
   Mortality and expense risk and
    administrative charges                                (228)               (274)                  2              (7,991)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (228)               (274)                  2              (7,301)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (1,318)               (522)               (957)             (3,523)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        8,323               5,570               1,490             259,071
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             7,005               5,048                 533             255,548
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           6,777   $           4,774   $             535   $         248,247
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       17

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                             Vanguard
                                                  Van Eck                                                  LifeStrategy
                                              Worldwide Hard         Vanguard            Vanguard           Conservative
                                                Assets Fund       500 Index Fund         GNMA Fund          Growth Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $         100,353   $           8,115   $           1,720   $          34,545
   Due from (to) AIG Life Insurance
    Company                                                 38                   0                   0                 (18)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $               0   $           8,115   $           1,720   $          34,527
   Contract owners - accumulation reserves             100,391                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $         100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $             934   $             120   $               7   $             855
   Mortality and expense risk and
    administrative charges                              (2,389)               (103)                 (1)               (242)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (1,455)                 17                   6                 613
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              15,629                (253)                  0                 (76)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       39,772               2,007                  10               4,428
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            55,401               1,754                  10               4,352
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          53,946   $           1,771   $              16   $           4,965
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       18

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                  Vanguard            Vanguard           Vanguard            Vanguard
                                                LifeStrategy        LifeStrategy       LifeStrategy        Prime Money
                                                Growth Fund         Income Fund       Moderate Growth      Market Fund
                                                Sub-account         Sub-account       Fund Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          54,973   $          20,758   $         203,546   $           5,343
   Due from (to) AIG Life Insurance
    Company                                                (12)                (17)                  0                  (6)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          54,961   $          20,741   $         203,546   $           5,337
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $             623   $             693   $           2,436   $              54
   Mortality and expense risk and
    administrative charges                                (128)               (175)                (43)                (46)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               495                 518               2,393                   8
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  39                (119)                  5                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        4,176               1,488               2,319                   0
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             4,215               1,369               2,324                   0
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           4,710   $           1,887   $           4,717   $               8
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       19

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                      Vanguard           Vanguard
                                                 Vanguard        Total Bond Market     U. S. Growth          Vanguard
                                               PRIMECAP Fund        Index Fund             Fund           Wellington Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $           2,847   $           5,284   $           4,933   $           2,885
   Due from (to) AIG Life Insurance
    Company                                                 (5)                 (9)                 (1)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           2,842   $           5,275   $           4,932   $           2,874
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $           2,842   $           5,275   $           4,932   $           2,874
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $           2,842   $           5,275   $           4,932   $           2,874
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $              11   $             232   $              15   $              84
   Mortality and expense risk and
    administrative charges                                (127)                (40)               (162)                (62)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (116)                192                (147)                 22
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  16                  (7)               (141)                (11)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          881                 (31)              1,302                 471
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               897                 (38)              1,161                 460
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             781   $             154   $           1,014   $             482
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       20

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                    Vanguard VIF       Vanguard VIF         Vanguard VIF
                                                 Vanguard             Balanced       Diversified Value     International
                                               Windsor Fund           Portfolio          Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $           2,864   $         383,027   $          17,388   $          59,819
   Due from (to) AIG Life Insurance
    Company                                                 (3)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           2,861   $         383,027   $          17,388   $          59,819
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $           2,861   $         383,027   $          17,388   $          59,819
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $           2,861   $         383,027   $          17,388   $          59,819
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $              31   $               0   $               0   $               0
   Mortality and expense risk and
    administrative charges                                (102)               (117)                (16)                (19)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (71)               (117)                (16)                (19)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  (5)                 83                  14                   8
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          844              10,347               1,320               2,510
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               839              10,430               1,334               2,518
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             768   $          10,313   $           1,318   $           2,499
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       21

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Vanguard VIF
                                               Vanguard VIF         Vanguard VIF        Vanguard VIF         Short Term
                                               Mid-Cap Index        Money Market         REIT Index           Corporate
                                                 Portfolio           Portfolio           Portfolio            Portfolio
                                                Sub-account         Sub-account         Sub-account          Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $          24,277   $          82,004   $          26,788   $          15,426
   Due from (to) AIG Life Insurance
    Company                                                  0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          24,277   $          82,004   $          26,788   $          15,426
                                             =================   =================   =================   =================
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $          24,277   $          82,004   $          26,788   $          15,426
   Contract owners - accumulation reserves                   0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $          24,277   $          82,004   $          26,788   $          15,426
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $             300   $               0   $               0
   Mortality and expense risk and
    administrative charges                                 (14)               (170)                (18)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (14)                130                 (18)                (11)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   5                   0                   8                   4
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          819                   0                 772                 129
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               824                   0                 780                 133
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             810   $             130   $             762   $             122
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       22

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                             Vanguard VIF
                                             Vanguard VIF     Total Stock
                                             Small Company       Market
                                                 Growth          Index
                                               Portfolio       Portfolio
                                              Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market         $      16,537   $      16,976
   Due from (to) AIG Life Insurance
    Company                                              0               0
                                             -------------   -------------
NET ASSETS                                   $      16,537   $      16,976
                                             =============   =============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity reserves        $      16,537   $      16,976
   Contract owners - accumulation reserves               0               0
                                             -------------   -------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER
 RESERVES                                    $      16,537   $      16,976
                                             =============   =============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           0   $           0
   Mortality and expense risk and
    administrative charges                             (15)            (14)
                                             -------------   -------------
NET INVESTMENT INCOME (LOSS)                           (15)            (14)
                                             -------------   -------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments               7              10
   Capital gain distributions from mutual
    funds                                                0               0
   Net unrealized appreciation
    (depreciation) of investments                      469             908
                                             -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           476             918
                                             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         461   $         904
                                             =============   =============

See accompanying notes.
                                      VA-I
                                       23

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein
                                                  AIM V.I.           AIM V.I.             Americas       AllianceBernstein
                                                  Capital          International         Government         Global Bond
                                             Appreciation Fund      Growth Fund       Income Portfolio       Portfolio
                                             - Series I shares   - Series I shares       - Class A           - Class A
                                                Sub-account         Sub-account          Sub-account        Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($         20,788)  ($          7,842)  $       2,015,757    $        861,720
   Net realized gain (loss) on investments            (187,994)           (109,731)            936,750             883,231
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      572,451             328,113             666,179             302,516
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             363,669             210,540           3,618,686           2,047,467
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           20,776               2,609           1,169,430             105,582
   Administrative charges                               (1,357)               (614)           (127,193)            (31,927)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  (27,320)           (185,984)         (8,046,660)          1,974,720
   Contract withdrawals                               (127,891)           (139,297)         (6,971,445)         (2,414,291)
   Deferred sales charges                               (3,252)             (5,044)           (132,101)            (42,115)
   Death benefits                                      (12,958)                  0          (1,440,018)           (326,318)
   Annuity payments                                     (1,035)                  0             (14,366)             (6,005)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (153,037)           (328,330)        (15,562,353)           (740,354)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                210,632            (117,790)        (11,943,667)          1,307,113
NET ASSETS:
   Beginning of year                                 1,409,458           1,182,143          66,020,532          17,209,288
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,620,090    $      1,064,353   $      54,076,865    $     18,516,401
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($         25,346)  ($         15,709)  $       2,073,443   ($         59,528)
   Net realized gain (loss) on investments            (288,314)           (562,430)           (101,703)            119,064
   Capital gain distributions from mutual
    funds                                                    0                   0             264,888                   0
   Net unrealized appreciation
    (depreciation) of investments                     (238,150)             77,490           2,612,238           1,652,941
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (551,810)           (500,649)          4,848,866           1,712,477
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           20,038              10,341           5,292,632           1,489,128
   Administrative charges                               (1,479)               (779)            (98,322)            (18,172)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (173,629)           (975,737)         20,192,238           7,153,624
   Contract withdrawals                               (168,544)           (107,338)         (8,663,610)         (2,075,143)
   Deferred sales charges                               (4,450)             (3,305)           (144,048)            (30,996)
   Death benefits                                       (9,107)             (1,219)           (739,704)           (120,286)
   Annuity payments                                     (1,126)                  0             (13,930)             (5,096)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (338,297)         (1,078,037)         15,825,256           6,393,059
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (890,107)         (1,578,686)         20,674,122           8,105,536
NET ASSETS:
   Beginning of year                                 2,299,565           2,760,829          45,346,410           9,103,752
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,409,458    $      1,182,143   $      66,020,532    $     17,209,288
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       24

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein
                                               Global Dollar     AllianceBernstein   AllianceBernstein
                                                 Government         Growth and          Growth and       AllianceBernstein
                                                 Portfolio        Income Portfolio    Income Portfolio    Growth Portfolio
                                                 - Class A           - Class A           - Class B           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         901,320   ($        871,166)  ($        955,526)  ($      1,391,994)
   Net realized gain (loss) on investments           1,797,122          (9,472,868)         (5,364,883)        (19,637,314)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    3,374,816          79,653,445          53,277,960          49,317,596
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           6,073,258          69,309,411          46,957,551          28,288,288
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          136,972             636,578           1,344,178             230,901
   Administrative charges                              (37,688)           (296,368)           (464,926)           (119,754)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  190,382           3,769,542           6,779,269             795,338
   Contract withdrawals                             (2,478,728)        (30,080,241)        (10,013,686)        (12,466,165)
   Deferred sales charges                              (39,625)           (321,819)           (254,890)           (117,891)
   Death benefits                                   (1,262,687)         (4,753,347)         (2,934,113)         (1,823,264)
   Annuity payments                                     (1,902)           (163,049)             (2,580)            (46,999)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (3,493,276)        (31,208,704)         (5,546,748)        (13,547,834)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              2,579,982          38,100,707          41,410,803          14,740,454
NET ASSETS:
   Beginning of year                                20,054,124         246,659,317         158,807,582          94,315,336
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $      22,634,106    $    284,760,024    $    200,218,385    $    109,055,790
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         772,450   ($      2,490,396)  ($      1,452,457)  ($      1,830,332)
   Net realized gain (loss) on investments              76,685         (20,198,574)         (9,043,194)        (40,971,578)
   Capital gain distributions from mutual
    funds                                                    0          11,019,720           5,839,831                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,254,788         (79,219,168)        (43,980,158)         (5,047,319)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           2,103,923         (90,888,418)        (48,635,978)        (47,849,229)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          782,203           1,005,424          28,503,252             523,255
   Administrative charges                              (19,934)           (344,656)           (444,886)           (144,672)
   Net transfers from (to) other
    sub-accounts or fixed rate option                9,917,513         (32,436,463)         23,796,166         (18,540,910)
   Contract withdrawals                             (1,836,234)        (44,753,831)         (7,986,784)        (18,086,704)
   Deferred sales charges                              (29,001)           (730,262)           (232,916)           (263,708)
   Death benefits                                     (133,915)         (7,638,879)         (3,106,241)         (2,285,197)
   Annuity payments                                     (1,570)           (206,081)                  0             (59,219)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               8,679,062         (85,104,748)         40,528,591         (38,857,155)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             10,782,985        (175,993,166)         (8,107,387)        (86,706,384)
NET ASSETS:
   Beginning of year                                 9,271,139         422,652,483         166,914,959         181,021,720
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $      20,054,124    $    246,659,317    $    158,807,582    $     94,315,336
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       25

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein   AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      High-Yield         International       International
                                             Growth Portfolio        Portfolio           Portfolio        Value Portfolio
                                                 - Class B           - Class A           - Class A           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        667,761)  $       1,699,196   ($        467,988)  ($        175,868)
   Net realized gain (loss) on investments          (4,129,012)         (1,287,403)           (377,335)            (93,948)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                   18,307,166           6,865,243          10,775,899           6,548,716
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          13,510,393           7,277,036           9,930,576           6,278,900
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          313,449             298,320             109,159             164,058
   Administrative charges                             (130,633)            (73,960)            (64,004)            (42,463)
   Net transfers from (to) other
    sub-accounts or fixed rate option                3,081,999           9,444,676             404,254           3,510,619
   Contract withdrawals                             (3,109,167)         (3,769,141)         (4,142,230)           (953,451)
   Deferred sales charges                             (100,145)            (63,569)            (59,800)            (21,168)
   Death benefits                                     (851,392)         (1,869,794)           (929,266)           (316,757)
   Annuity payments                                          0             (21,796)             (5,820)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (795,889)          3,944,736          (4,687,707)          2,340,838
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             12,714,504          11,221,772           5,242,869           8,619,738
NET ASSETS:
   Beginning of year                                42,188,028          32,187,817          37,231,317          13,504,876
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     54,902,532   $      43,409,589    $     42,474,186    $     22,124,614
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        691,299)  $       1,549,753   ($        602,348)  ($        118,402)
   Net realized gain (loss) on investments          (5,948,409)         (1,394,011)         (9,336,521)           (391,002)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                  (11,299,031)         (1,591,081)          2,739,082            (505,383)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (17,938,739)         (1,435,339)         (7,199,787)         (1,014,787)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        6,441,705           3,456,351           2,072,776           2,710,533
   Administrative charges                             (133,368)            (52,803)            (66,149)            (22,518)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  721,357           4,854,057          (1,828,374)          8,488,182
   Contract withdrawals                             (2,254,374)         (3,534,973)         (5,968,153)           (404,503)
   Deferred sales charges                              (71,288)            (89,531)            (59,917)             (7,989)
   Death benefits                                     (742,703)           (440,504)           (721,992)            (82,058)
   Annuity payments                                          0             (40,312)             (9,256)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               3,961,329           4,152,285          (6,581,065)         10,681,647
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (13,977,410)          2,716,946         (13,780,852)          9,666,860
NET ASSETS:
   Beginning of year                                56,165,438          29,470,871          51,012,169           3,838,016
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     42,188,028   $      32,187,817    $     37,231,317    $     13,504,876
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       26

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   AllianceBernstein
                                               Money Market        Money Market        Premier Growth     Premier Growth
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                 - Class A           - Class B           - Class A           - Class B
                                                Sub-account         Sub-account          Sub-account        Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        442,821)  ($        473,877)  ($      2,632,446)  ($      1,116,774)
   Net realized gain (loss) on investments                   0                   0         (31,218,395)         (7,387,696)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0          70,680,852          24,006,110
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (442,821)           (473,877)         36,830,011          15,501,640
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           67,676           1,698,584             838,136             738,242
   Administrative charges                              (54,122)            (85,697)           (259,473)           (230,827)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (6,477,289)           (440,449)        (11,720,995)            231,154
   Contract withdrawals                            (23,186,996)        (11,563,924)        (19,110,383)         (5,112,103)
   Deferred sales charges                             (295,336)           (269,024)           (303,172)           (164,984)
   Death benefits                                     (335,692)           (552,447)         (3,871,347)         (1,534,010)
   Annuity payments                                    (18,016)                  0            (134,835)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions             (30,299,775)        (11,212,957)        (34,562,069)         (6,072,528)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (30,742,596)        (11,686,834)          2,267,942           9,429,112
NET ASSETS:
   Beginning of year                                66,817,626          45,720,808         191,365,782          75,608,739
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     36,075,030    $     34,033,974    $    193,633,724    $     85,037,851
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        217,398)  ($        261,537)  ($      3,726,812)  ($      1,201,845)
   Net realized gain (loss) on investments                   0                   0         (55,024,237)         (8,204,182)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0         (49,101,186)        (25,078,284)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (217,398)           (261,537)       (107,852,235)        (34,484,311)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          406,109          28,227,149           1,231,941          14,121,258
   Administrative charges                              (66,489)            (89,852)           (332,307)           (238,983)
   Net transfers from (to) other
    sub-accounts or fixed rate option               19,237,217             437,369         (40,649,889)          5,403,419
   Contract withdrawals                            (30,473,423)        (27,944,304)        (29,009,912)         (3,600,842)
   Deferred sales charges                             (533,265)           (256,843)           (668,622)           (105,600)
   Death benefits                                   (2,795,425)           (587,056)         (5,096,897)         (1,558,748)
   Annuity payments                                    (21,187)               (415)           (167,428)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions             (14,246,463)           (213,952)        (74,693,114)         14,020,504
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (14,463,861)           (475,489)       (182,545,349)        (20,463,807)
NET ASSETS:
   Beginning of year                                81,281,487          46,196,297         373,911,131          96,072,546
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     66,817,626    $     45,720,808    $    191,365,782    $     75,608,739
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       27

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                 AllianceBernstein
                                                                    Real Estate      AllianceBernstein   AllianceBernstein
                                             AllianceBernstein      Investment        Small Cap Value       Technology
                                              Quasar Portfolio       Portfolio           Portfolio           Portfolio
                                                 - Class A           - Class A           - Class A           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        566,971)  $         408,161    $         64,941   ($      1,093,702)
   Net realized gain (loss) on investments          (3,346,893)          1,057,718             265,791         (28,771,813)
   Capital gain distributions from mutual
    funds                                                    0                   0             167,712                   0
   Net unrealized appreciation
    (depreciation) of investments                   19,701,025           9,441,843          14,174,752          57,043,744
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          15,787,161          10,907,722          14,673,196          27,178,229
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          242,966             204,094             478,891             259,127
   Administrative charges                              (75,910)            (68,738)           (105,639)           (116,029)
   Net transfers from (to) other
    sub-accounts or fixed rate option                3,801,667           2,060,971           6,402,097          (3,902,804)
   Contract withdrawals                             (4,588,865)         (3,207,558)         (2,803,766)         (8,320,764)
   Deferred sales charges                              (66,820)            (71,269)            (74,527)           (131,871)
   Death benefits                                     (675,173)           (430,079)           (684,962)         (1,230,744)
   Annuity payments                                    (16,823)            (17,797)                  0             (38,613)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (1,378,958)         (1,530,376)          3,212,094         (13,481,698)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             14,408,203           9,377,346          17,885,290          13,696,531
NET ASSETS:
   Beginning of year                                35,680,906          30,607,765          37,404,174          72,652,199
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     50,089,109   $      39,985,111    $     55,289,464    $     86,348,730
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        640,061)  $         331,090   ($        379,896)  ($      1,573,172)
   Net realized gain (loss) on investments          (4,780,783)            505,568             (20,805)        (57,133,717)
   Capital gain distributions from mutual
    funds                                                    0                   0               3,326                   0
   Net unrealized appreciation
    (depreciation) of investments                  (13,565,680)         (1,166,169)         (4,425,379)         (7,743,760)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (18,986,524)           (329,511)         (4,822,754)        (66,450,649)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        2,628,813           3,006,593           9,243,816             692,129
   Administrative charges                              (73,712)            (52,455)            (79,656)           (145,027)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (357,436)          9,729,237          18,562,781         (17,455,820)
   Contract withdrawals                             (4,018,302)         (3,901,099)         (2,359,894)        (12,231,018)
   Deferred sales charges                              (84,922)            (94,451)            (78,422)           (306,142)
   Death benefits                                   (1,111,967)           (370,822)           (474,205)         (1,799,612)
   Annuity payments                                    (22,487)            (15,569)             (2,069)            (57,169)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (3,040,013)          8,301,434          24,812,351         (31,302,659)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (22,026,537)          7,971,923          19,989,597         (97,753,308)
NET ASSETS:
   Beginning of year                                57,707,443          22,635,842          17,414,577         170,405,507
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     35,680,906   $      30,607,765    $     37,404,174    $     72,652,199
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       28

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                     AllianceBernstein   AllianceBernstein
                                                                                     U.S. Government/    U.S. Government/
                                             AllianceBernstein   AllianceBernstein       High Grade         High Grade
                                                Technology          Total Return         Securities         Securities
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                 - Class B           - Class A           - Class A           - Class B
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($        402,818)  $       1,938,727   $       3,360,830   $          94,811
   Net realized gain (loss) on investments          (5,429,867)         (2,091,310)          3,169,852             141,143
   Capital gain distributions from mutual
    funds                                                    0                   0              44,924               1,374
   Net unrealized appreciation
    (depreciation) of investments                   15,836,816          26,269,307          (3,505,133)           (141,886)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          10,004,131          26,116,724           3,070,473              95,442
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          216,214           1,050,617             768,854                   0
   Administrative charges                              (84,707)           (302,335)           (240,308)             (6,174)
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,096,723          15,553,261         (14,438,674)            (98,021)
   Contract withdrawals                             (1,547,240)        (14,796,449)        (14,737,272)           (204,084)
   Deferred sales charges                              (54,842)           (181,508)           (254,217)             (4,517)
   Death benefits                                     (323,545)         (3,049,496)         (4,366,559)            (84,053)
   Annuity payments                                          0             (28,137)            (47,894)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (697,397)         (1,754,047)        (33,316,070)           (396,849)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              9,306,734          24,362,677         (30,245,597)           (301,407)
NET ASSETS:
   Beginning of year                                24,305,402         152,396,665         144,128,300           4,108,870
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     33,612,136   $     176,759,342   $     113,882,703   $       3,807,463
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($        459,239)  $       2,014,113   $       1,608,884   $          39,597
   Net realized gain (loss) on investments          (8,132,011)         (3,293,138)          1,118,351              68,418
   Capital gain distributions from mutual
    funds                                                    0             741,754                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                  (10,956,722)        (20,237,198)          5,136,638             119,615
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                         (19,547,972)        (20,774,469)          7,863,873             227,630
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                        3,353,050          14,494,899          14,266,750              85,000
   Administrative charges                              (97,916)           (258,403)           (191,033)             (5,470)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  463,423          22,581,517          48,486,036           1,403,135
   Contract withdrawals                             (1,524,315)        (16,650,648)        (16,620,241)           (487,006)
   Deferred sales charges                              (59,750)           (285,658)           (313,911)            (30,582)
   Death benefits                                     (527,238)         (3,146,700)         (2,889,672)           (256,120)
   Annuity payments                                          0             (38,363)            (37,843)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,607,254          16,696,644          42,700,086             708,957
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (17,940,718)         (4,077,825)         50,563,959             936,587
NET ASSETS:
   Beginning of year                                42,246,120         156,474,490          93,564,341           3,172,283
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $     24,305,402   $     152,396,665   $     144,128,300   $       4,108,870
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       29

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                             AllianceBernstein                                           AllianceBernstein
                                              U.S. Large Cap     AllianceBernstein                           Worldwide
                                               Blended Style      Utility Income     AllianceBernstein     Privitization
                                                 Portfolio           Portfolio        Value Portfolio        Portfolio
                                                 - Class B           - Class A           - Class B           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          4,471)  $         634,791   ($        368,398)  ($         66,057)
   Net realized gain (loss) on investments                 924          (3,786,329)           (308,391)         (1,723,956)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       65,356           9,162,954          14,673,108          10,489,670
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              61,809           6,011,416          13,996,319           8,699,657
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           35,500             288,965             658,039             105,541
   Administrative charges                                 (669)            (71,129)           (143,694)            (39,140)
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,105,450            (290,562)          9,394,913           1,143,366
   Contract withdrawals                                 (8,397)         (3,897,912)         (3,547,913)         (3,102,392)
   Deferred sales charges                                 (338)            (74,825)            (90,971)            (35,602)
   Death benefits                                            0            (623,645)           (949,028)           (390,772)
   Annuity payments                                          0                (878)                  0             (23,543)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,131,546          (4,669,986)          5,321,346          (2,342,542)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,193,355           1,341,430          19,317,665           6,357,115
NET ASSETS:
   Beginning of year                                         0          36,592,670          49,441,906          23,455,148
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,193,355   $      37,934,100    $     68,759,571    $     29,812,263
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0   $         223,352   ($        491,061)   $        112,216
   Net realized gain (loss) on investments                   0          (6,460,283)           (579,103)         (6,037,178)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0          (7,094,085)         (5,985,471)          4,398,110
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0         (13,331,016)         (7,055,635)         (1,526,852)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0           2,673,335          11,871,876             594,573
   Administrative charges                                    0             (78,784)           (102,054)            (40,144)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0          (3,739,181)         23,614,903          (3,498,837)
   Contract withdrawals                                      0          (4,058,989)         (2,499,205)         (3,071,464)
   Deferred sales charges                                    0             (72,905)            (73,635)            (47,107)
   Death benefits                                            0          (1,193,040)           (677,662)         (1,097,523)
   Annuity payments                                          0                   0                   0             (35,726)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0          (6,469,564)         32,134,223          (7,196,228)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0         (19,800,580)         25,078,588          (8,723,080)
NET ASSETS:
   Beginning of year                                         0          56,393,250          24,363,318          32,178,228
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0   $      36,592,670    $     49,441,906    $     23,455,148
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       30

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Delaware VIP
                                               Delaware VIP        Delaware VIP        Delaware VIP           Growth
                                                 Balanced        Capital Reserves      Cash Reserves       Opportunities
                                                   Series             Series              Series              Series
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          24,195   $           7,797   ($          3,972)  ($         12,461)
   Net realized gain (loss) on investments            (122,388)              3,996                   0             (69,173)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      298,805              (1,229)                  0             405,838
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             200,612              10,564              (3,972)            324,204
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                 (847)               (178)               (373)               (347)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (7,086)             (8,234)           (126,846)             (3,346)
   Contract withdrawals                               (277,476)            (88,445)           (658,879)            (43,027)
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                      (37,044)                  0                   0                   0
   Annuity payments                                          0                   0                   0              (2,112)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (322,453)            (96,857)           (786,098)            (48,832)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (121,841)            (86,293)           (790,070)            275,372
NET ASSETS:
   Beginning of year                                 1,309,434             332,704           1,281,098             850,333
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,187,593   $         246,411    $        491,028    $      1,125,705
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $          32,742   $          17,151   ($              2)   $        128,594
   Net realized gain (loss) on investments            (186,943)              1,679                   0            (222,639)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (172,367)              8,121                   0            (247,759)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (326,568)             26,951                  (2)           (341,804)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                               (1,027)               (285)               (368)               (378)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (117,932)             40,218             554,443            (144,405)
   Contract withdrawals                               (299,473)           (287,132)           (102,579)            (42,160)
   Deferred sales charges                                    0                   0                   0                 (20)
   Death benefits                                     (204,827)            (25,750)            (13,407)                  0
   Annuity payments                                          0                   0                   0              (3,043)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (623,259)           (272,949)            438,089            (190,006)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (949,827)           (245,998)            438,087            (531,810)
NET ASSETS:
   Beginning of year                                 2,259,261             578,702             843,011           1,382,143
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,309,434   $         332,704    $      1,281,098    $        850,333
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       31

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                            Dreyfus VIF
                                               Delaware VIP        Delaware VIP        Dreyfus Stock       Small Company
                                                High Yield           Large Cap           Index Fund       Stock Portfolio
                                                  Series           Value Series      - Initial shares    - Initial shares
                                               Sub-account          Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          38,057   $          33,095    $          6,186   ($         19,553)
   Net realized gain (loss) on investments             (17,734)           (155,686)           (587,277)            (24,656)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      126,098           1,251,059           2,756,509             572,382
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             146,421           1,128,468           2,175,418             528,173
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0              36,255               2,730
   Administrative charges                                 (487)             (2,867)             (8,662)               (902)
   Net transfers from (to) other
    sub-accounts or fixed rate option                      (68)            150,727              (4,234)             97,374
   Contract withdrawals                                (48,615)           (990,566)         (1,298,629)           (148,960)
   Deferred sales charges                                    0                   0             (17,658)             (1,184)
   Death benefits                                            0             (15,175)           (105,573)              2,247
   Annuity payments                                          0              (4,308)             (4,501)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (49,170)           (862,189)         (1,403,002)            (48,695)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 97,251             266,279             772,416             479,478
NET ASSETS:
   Beginning of year                                   566,203           4,501,466           9,017,052           1,459,136
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         663,454   $       4,767,745    $      9,789,468    $      1,938,614
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $          55,368   $          23,788   ($         11,494)  ($         20,684)
   Net realized gain (loss) on
    investments                                        (47,990)           (337,547)           (921,046)            (20,208)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (4,488)           (953,958)         (2,337,560)           (384,326)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               2,890          (1,267,717)         (3,270,100)           (425,218)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0              60,547                 867
   Administrative charges                                 (466)             (3,645)             (9,717)               (930)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (5,345)           (404,164)           (972,648)             63,783
   Contract withdrawals                                (20,633)           (992,803)         (1,267,160)           (152,277)
   Deferred sales charges                                    0                   0             (27,967)             (5,755)
   Death benefits                                      (34,765)            (32,131)           (186,940)             (7,574)
   Annuity payments                                          0              (4,994)             (4,852)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (61,209)         (1,437,737)         (2,408,737)           (101,886)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (58,319)         (2,705,454)         (5,678,837)           (527,104)
NET ASSETS:
   Beginning of year                                   624,522           7,206,920          14,695,889           1,986,240
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         566,203   $       4,501,466    $      9,017,052    $      1,459,136
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       32

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP         Fidelity VIP                           Fidelity VIP
                                               Asset Manager         Contrafund         Fidelity VIP        High Income
                                                 Portfolio           Portfolio        Growth Portfolio       Portfolio
                                              - Initial Class     - Initial Class     - Initial Class    - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         195,267   ($         30,538)  ($         78,105)  $         110,959
   Net realized gain (loss) on investments            (367,141)           (266,933)         (1,019,011)              2,886
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                    1,427,372           1,085,702           2,987,740             291,611
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                           1,255,498             788,231           1,890,624             405,456
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           13,620              13,942              37,895               1,973
   Administrative charges                               (4,754)             (3,175)             (7,481)             (1,077)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (168,111)           (187,501)            (80,912)            108,881
   Contract withdrawals                               (759,269)           (518,740)         (1,045,359)           (388,345)
   Deferred sales charges                              (10,361)            (14,123)            (19,167)             (6,520)
   Death benefits                                     (149,940)            (11,746)            (34,464)            (18,952)
   Annuity payments                                     (2,383)             (1,372)             (2,740)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (1,081,198)           (722,715)         (1,152,228)           (304,040)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                174,300              65,516             738,396             101,416
NET ASSETS:
   Beginning of year                                 8,436,045           3,450,426           6,852,421           1,752,454
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       8,610,345    $      3,515,942    $      7,590,817   $       1,853,870
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         309,492   ($         20,466)  ($        116,669)  $         212,595
   Net realized gain (loss) on investments          (1,120,867)           (323,140)         (3,078,628)           (297,972)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (546,663)            (99,032)         (1,058,232)             54,713
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                          (1,358,038)           (442,638)         (4,253,529)            (30,664)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                           17,536              17,646              54,469               3,254
   Administrative charges                               (4,888)             (3,241)             (8,700)             (1,138)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (1,384,115)           (107,811)           (394,215)           (272,319)
   Contract withdrawals                             (1,308,952)           (619,896)         (1,729,230)           (317,647)
   Deferred sales charges                              (38,828)            (26,543)            (45,691)             (9,421)
   Death benefits                                     (222,442)            (66,529)            (15,243)            (84,163)
   Annuity payments                                     (3,573)             (1,409)             (3,016)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (2,945,262)           (807,783)         (2,141,626)           (681,434)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (4,303,300)         (1,250,421)         (6,395,155)           (712,098)
NET ASSETS:
   Beginning of year                                12,739,345           4,700,847          13,247,576           2,464,552
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       8,436,045    $      3,450,426    $      6,852,421   $       1,752,454
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       33

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Investment Grade      Money Market          Overseas           Mercury HW
                                              Bond Portfolio         Portfolio           Portfolio       International VIP
                                              - Initial Class    - Initial Class      - Initial Class        Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $         192,597   ($         26,335)  ($          2,272)  ($         17,172)
   Net realized gain (loss) on investments             163,110                   0            (134,551)           (105,257)
   Capital gain distributions from mutual
    funds                                               23,803                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (202,490)                  0             301,761             477,571
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             177,020             (26,335)            164,938             355,142
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            5,094              17,563               2,750                 120
   Administrative charges                               (3,444)             (3,823)               (406)             (2,700)
   Net transfers from (to) other
    sub-accounts or fixed rate option               (1,517,123)         (1,677,225)           (149,452)         (1,635,297)
   Contract withdrawals                             (1,179,174)         (2,212,437)            (94,443)            (17,278)
   Deferred sales charges                               (8,043)            (45,339)               (107)               (637)
   Death benefits                                      (59,851)            (53,356)            (12,274)           (104,960)
   Annuity payments                                     (5,946)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions              (2,768,487)         (3,974,617)           (253,932)         (1,760,752)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,591,467)         (4,000,952)            (88,994)         (1,405,610)
NET ASSETS:
   Beginning of year                                 6,837,666           9,060,847             493,984           1,405,610
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       4,246,199    $      5,059,895    $        404,990    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $         187,489    $         30,277   ($          3,551)   $         38,666
   Net realized gain (loss) on investments              70,580                   0             (51,283)            (63,499)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      233,943                   0             (81,210)           (193,221)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             492,012              30,277            (136,044)           (218,054)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            4,657              91,297               2,340                 796
   Administrative charges                               (2,818)             (4,551)               (432)             (3,350)
   Net transfers from (to) other
    sub-accounts or fixed rate option                2,076,788           2,239,335              12,503             (27,012)
   Contract withdrawals                               (834,626)         (5,420,052)            (48,880)            (52,383)
   Deferred sales charges                              (18,192)           (153,806)                (85)             (2,769)
   Death benefits                                      (33,728)                  0                   0             (72,823)
   Annuity payments                                     (5,809)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,186,272          (3,247,777)            (34,554)           (157,541)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,678,284          (3,217,500)           (170,598)           (375,595)
NET ASSETS:
   Beginning of year                                 5,159,382          12,278,347             664,582           1,781,205
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       6,837,666    $      9,060,847    $        493,984    $      1,405,610
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       34

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Merrill Lynch
                                               Merrill Lynch                                                Developing
                                                 American          Merrill Lynch       Merrill Lynch      Capital Markets
                                               Balanced V.I.     Basic Value V.I.     Core Bond V.I.         V.I. Fund
                                               Fund - Class I     Fund - Class I      Fund - Class I         - Class I
                                                Sub-account         Sub-account        Sub-account          Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            149)  ($         14,545)  $          13,298    $          1,062
   Net realized gain (loss) on investments              (1,077)           (147,916)              3,025               8,959
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        2,409           2,128,662               1,346              38,917
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               1,183           1,966,201              17,669              48,938
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0               1,120                   0                   0
   Administrative charges                                  (22)            (13,616)               (650)               (180)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  (10,863)            232,143             (18,159)           (171,198)
   Contract withdrawals                                      0            (179,768)            (13,827)             (5,471)
   Deferred sales charges                                    0              (3,849)               (349)               (228)
   Death benefits                                            0            (332,588)            (47,619)                  0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (10,885)           (296,558)            (80,604)           (177,077)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,702)          1,669,643             (62,935)           (128,139)
NET ASSETS:
   Beginning of year                                     9,702           6,515,854             594,737             128,139
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0    $      8,185,497   $         531,802    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $            154   ($          3,478)  $          19,808   ($          1,490)
   Net realized gain (loss) on investments                  (3)           (194,261)               (863)             (1,313)
   Capital gain distributions from mutual
    funds                                                    0              53,075                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (1,847)         (1,492,472)             27,006             (13,993)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (1,696)         (1,637,136)             45,951             (16,796)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0               4,180                   0                   0
   Administrative charges                                  (17)            (14,084)               (628)               (197)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0            (330,652)            (78,775)             (4,131)
   Contract withdrawals                                      0            (325,367)             (8,206)               (921)
   Deferred sales charges                                    0             (11,576)                  0                  (1)
   Death benefits                                            0            (729,340)                  0                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                     (17)         (1,406,839)            (87,609)             (5,250)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,713)         (3,043,975)            (41,658)            (22,046)
NET ASSETS:
   Beginning of year                                    11,415           9,559,829             636,395             150,185
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          9,702    $      6,515,854   $         594,737    $        128,139
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       35

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch      Merrill Lynch
                                               Domestic Money    Global Allocation     Global Growth       High Current
                                              Market V.I. Fund       V.I. Fund           V.I. Fund        Income V.I. Fund
                                                 - Class I           - Class I           - Class I           - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          6,828)  $          16,995   ($          1,917)  $          54,057
   Net realized gain (loss) on investments                   0             (41,591)            (26,316)            (57,542)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             197,419             221,867             172,899
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (6,828)            172,823             193,634             169,414
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                               (1,970)               (992)               (978)             (1,299)
   Net transfers from (to) other
    sub-accounts or fixed rate option                 (287,783)            331,427              45,531             108,327
   Contract withdrawals                               (116,535)            (48,428)             (7,788)            (20,595)
   Deferred sales charges                               (4,295)             (2,830)                  0              (1,042)
   Death benefits                                      (46,453)             (4,487)                  0             (22,629)
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (457,036)            274,690              36,765              62,762
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (463,864)            447,513             230,399             232,176
NET ASSETS:
   Beginning of year                                 1,292,862             500,921             585,938             579,027
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        828,998   $         948,434    $        816,337   $         811,203
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $            900   $           8,806   ($          8,942)  $          52,769
   Net realized gain (loss) on investments                   0            (163,456)            (44,952)            (30,353)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0             107,602            (190,824)            (40,084)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 900             (47,048)           (244,718)            (17,668)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               25                 500               1,861                   0
   Administrative charges                               (2,337)             (1,043)               (478)               (800)
   Net transfers from (to) other
    sub-accounts or fixed rate option                  140,648            (155,694)              1,458             (21,167)
   Contract withdrawals                               (118,299)           (167,169)            (14,970)            (26,138)
   Deferred sales charges                               (3,349)             (9,274)               (560)               (595)
   Death benefits                                     (149,810)            (34,334)            (16,083)             (7,702)
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (133,122)           (367,014)            (28,772)            (56,402)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (132,222)           (414,062)           (273,490)            (74,070)
NET ASSETS:
   Beginning of year                                 1,425,084             914,983             859,428             653,097
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,292,862   $         500,921    $        585,938   $         579,027
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       36

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                               Merrill Lynch       Merrill Lynch       Merrill Lynch       Merrill Lynch
                                               International      Large Cap Core      Large Cap Growth   Natural Resource
                                              Value V.I. Fund        V.I. Fund           V.I. Fund          Focus Fund
                                                 - Class I           - Class I           - Class I           - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $          50,146   ($         13,538)  ($          9,782)   $              0
   Net realized gain (loss) on investments               1,613            (163,813)           (115,777)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      129,805             551,928             321,399                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             181,564             374,577             195,840                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                 (440)             (2,645)             (1,096)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                1,746,342             172,968              78,434                   0
   Contract withdrawals                                 (8,608)            (30,225)             (1,886)                  0
   Deferred sales charges                                  (11)             (1,109)                  0                   0
   Death benefits                                      (13,173)           (110,104)            (78,177)                  0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,724,110              28,885              (2,725)                  0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,905,674             403,462             193,115                   0
NET ASSETS:
   Beginning of year                                         0           1,272,212             633,141                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,905,674    $      1,675,674    $        826,256    $              0
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $               0   ($          8,617)  ($          9,303)  ($            186)
   Net realized gain (loss) on investments                   0             (92,307)            (11,278)             13,268
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0            (185,862)           (161,141)             (7,853)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0            (286,786)           (181,722)              5,229
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0               1,861                   0
   Administrative charges                                    0              (2,736)             (1,082)                (36)
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0              98,963             106,954             (44,010)
   Contract withdrawals                                      0             (69,999)             (4,999)                  0
   Deferred sales charges                                    0              (1,846)                (90)                  0
   Death benefits                                            0             (38,104)                570                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0             (13,722)            103,214             (44,046)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0            (300,508)            (78,508)            (38,817)
NET ASSETS:
   Beginning of year                                         0           1,572,720             711,649              38,817
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $               0    $      1,272,212    $        633,141    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       37

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                   Merrill Lynch     UBS Series Trust      UIF Core Plus
                                               Merrill Lynch       Utilities and         Tactical          Fixed Income
                                              Small Cap Value    Telecom V.I. Fund      Allocations          Portfolio
                                             V.I. Fund - Class       - Class I           Portfolio           - Class I
                                               I Sub-account        Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($         22,867)  $           6,522   ($         35,097)  $              37
   Net realized gain (loss) on investments             (11,428)            (85,953)         (2,285,749)                (76)
   Capital gain distributions from mutual
    funds                                               10,330                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      804,980             147,849           6,779,391               1,562
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             781,015              68,418           4,458,545               1,523
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              200                   0               1,850                   0
   Administrative charges                               (4,636)               (673)            (38,690)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                  100,225             (31,408)         (1,460,064)             (3,384)
   Contract withdrawals                               (117,928)            (16,345)         (1,355,109)                  0
   Deferred sales charges                               (2,671)               (452)            (50,319)                  0
   Death benefits                                      (78,691)            (27,036)           (267,801)                  0
   Annuity payments                                          0                   0              (3,241)             (2,754)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (103,501)            (75,914)         (3,173,374)             (6,138)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                677,514              (7,496)          1,285,171              (4,615)
NET ASSETS:
   Beginning of year                                 1,935,654             432,630          19,459,532              42,977
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      2,613,168   $         425,134    $     20,744,703   $          38,362
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($          2,826)  $          12,993   ($        132,243)  $           1,322
   Net realized gain (loss) on investments             (34,151)           (314,011)         (2,564,686)                (67)
   Capital gain distributions from mutual
    funds                                               87,986              16,825                   0                 220
   Net unrealized appreciation
    (depreciation) of investments                     (726,319)            107,427          (4,019,691)              1,141
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (675,310)           (176,766)         (6,716,620)              2,616
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              800               1,501              44,678                   0
   Administrative charges                               (4,531)             (1,042)            (44,257)                  0
   Net transfers from (to) other
    sub-accounts or fixed rate option                  176,751            (129,586)         (3,584,198)                 24
   Contract withdrawals                                (35,640)            (23,303)         (1,636,432)                  0
   Deferred sales charges                               (1,207)               (884)            (72,453)                  0
   Death benefits                                      (41,504)           (133,757)           (531,359)                  0
   Annuity payments                                          0                   0              (2,756)             (2,749)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  94,669            (287,071)         (5,826,777)             (2,725)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (580,641)           (463,837)        (12,543,397)               (109)
NET ASSETS:
   Beginning of year                                 2,516,295             896,467          32,002,929              43,086
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      1,935,654   $         432,630    $     19,459,532   $          42,977
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       38

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                    UIF                UIF
                                               Equity Growth        Technology           UIF Value            Van Eck
                                                 Portfolio           Portfolio           Portfolio           Worldwide
                                                 - Class I           - Class I           - Class I       Emerging Markets
                                                Sub-account         Sub-account         Sub-account      Fund Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            228)  ($            274)  $               2   ($          7,301)
   Net realized gain (loss) on investments              (1,318)               (522)               (957)             (3,523)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        8,323               5,570               1,490             259,071
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               6,777               4,774                 535             248,247
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0               6,000
   Administrative charges                                    0                   0                   0                (806)
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (3,596)                 59              (2,014)             11,887
   Contract withdrawals                                      0                   0                   0            (215,169)
   Deferred sales charges                                    0                   0                   0              (1,876)
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (2,131)               (887)                (24)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (5,727)               (828)             (2,038)           (199,964)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,050               3,946              (1,503)             48,283
NET ASSETS:
   Beginning of year                                    31,797              10,583               3,837             542,588
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         32,847    $         14,529   $           2,334    $        590,871
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($             77)  ($             63)  $              18   ($          6,010)
   Net realized gain (loss) on investments                (328)                 (2)                 (3)            (45,347)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      (12,155)            (10,721)               (723)             27,915
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             (12,560)            (10,786)               (708)            (23,442)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0               4,957
   Administrative charges                                    0                   0                   0                (460)
   Net transfers from (to) other
    sub-accounts or fixed rate option                     (668)                (54)               (465)            184,755
   Contract withdrawals                                      0                   0                   0             (79,615)
   Deferred sales charges                                    0                   0                   0                (774)
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (2,410)               (878)               (322)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (3,078)               (932)               (787)            108,863
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (15,638)            (11,718)             (1,495)             85,421
NET ASSETS:
   Beginning of year                                    47,435              22,301               5,332             457,167
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         31,797    $         10,583   $           3,837    $        542,588
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       39

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                             Vanguard
                                                 Van Eck                                                   LifeStrategy
                                              Worldwide Hard         Vanguard            Vanguard          Conservative
                                                Assets Fund       500 Index Fund         GNMA Fund          Growth Fund
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($          1,455)  $              17   $               6   $             613
   Net realized gain (loss) on investments              15,629                (253)                  0                 (76)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       39,772               2,007                  10               4,428
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              53,946               1,771                  16               4,965
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            1,928                   0                   0                   0
   Administrative charges                                 (116)                  0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   (9,929)                 90               1,714                 197
   Contract withdrawals                               (137,551)                  0                   0                   0
   Deferred sales charges                                 (373)                  0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                (575)                (10)             (2,728)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                (146,041)               (485)              1,704              (2,531)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (92,095)              1,286               1,720               2,434
NET ASSETS:
   Beginning of year                                   192,486               6,829                   0              32,093
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        100,391   $           8,115   $           1,720   $          34,527
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              ($          1,056)  $              83   $               0   $             585
   Net realized gain (loss) on investments              (3,684)                  0                   0                (115)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (3,312)             (1,780)                  0              (1,459)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (8,052)             (1,697)                  0                (989)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            1,945                   0                   0                   0
   Administrative charges                                  (97)                  0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   25,580               8,906                   0              35,109
   Contract withdrawals                                (33,109)                  0                   0                   0
   Deferred sales charges                                 (103)                  0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                (380)                  0              (2,027)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (5,784)              8,526                   0              33,082
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (13,836)              6,829                   0              32,093
NET ASSETS:
   Beginning of year                                   206,322                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        192,486   $           6,829   $               0   $          32,093
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       40

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                 Vanguard            Vanguard            Vanguard            Vanguard
                                               LifeStrategy        LifeStrategy        LifeStrategy         Prime Money
                                                Growth Fund         Income Fund       Moderate Growth       Market Fund
                                                Sub-account         Sub-account      Fund Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              $             495   $             518   $           2,393   $               8
   Net realized gain (loss) on investments                  39                (119)                  5                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        4,176               1,488               2,319                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               4,710               1,887               4,717                   8
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   39,958                 260             200,032                  46
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                     (1,223)             (1,694)             (1,203)               (438)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  38,735              (1,434)            198,829                (392)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,445                 453             203,546                (384)
NET ASSETS:
   Beginning of year                                    11,516              20,288                   0               5,721
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $          54,961   $          20,741   $         203,546   $           5,337
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)              $             159   $             504   $               0   $              27
   Net realized gain (loss) on investments                   0                 (18)                  0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       (1,309)               (500)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (1,150)                (14)                  0                  27
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   13,423              21,560                   0               5,997
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (757)             (1,258)                  0                (303)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  12,666              20,302                   0               5,694
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 11,516              20,288                   0               5,721
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $          11,516   $          20,288   $               0   $           5,721
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       41

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                     Vanguard
                                                 Vanguard        Total Bond Market       Vanguard            Vanguard
                                               PRIMECAP Fund         Index Fund         U.S. Growth       Wellington Fund
                                                Sub-account         Sub-account      Fund Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($            116)  $             192   ($            147)  $              22
   Net realized gain (loss) on investments                  16                  (7)               (141)                (11)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          881                 (31)              1,302                 471
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 781                 154               1,014                 482
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                       29               5,873                  45                  29
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (198)               (752)               (357)               (210)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                    (169)              5,121                (312)               (181)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    612               5,275                 702                 301
NET ASSETS:
   Beginning of year                                     2,230                   0               4,230               2,573
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,842   $           5,275    $          4,932   $           2,874
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $             19   $               0    $             13   $              60
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                         (639)                  0              (1,436)               (348)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                (620)                  0              (1,423)               (288)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                    2,972                   0               5,896               2,999
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (122)                  0                (243)               (138)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   2,850                   0               5,653               2,861
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,230                   0               4,230               2,573
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,230   $               0    $          4,230   $           2,573
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       42

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                     Vanguard          Vanguard VIF        Vanguard VIF
                                                 Vanguard          VIF Balanced      Diversified Value     International
                                               Windsor Fund          Portfolio           Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             71)  ($            117)  ($             16)  ($             19)
   Net realized gain (loss) on investments                  (5)                 83                  14                   8
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          844              10,347               1,320               2,510
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 768              10,313               1,318               2,499
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                       31             374,858              16,360              57,615
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (196)             (2,144)               (290)               (295)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                    (165)            372,714              16,070              57,320
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    603             383,027              17,388              59,819
NET ASSETS:
   Beginning of year                                     2,258                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,861    $        383,027    $         17,388    $         59,819
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $             29    $              0    $              0    $              0
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                         (639)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                (610)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                    2,993                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (125)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   2,868                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,258                   0                   0                   0
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          2,258    $              0    $              0    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       43

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                                                           Vanguard VIF
                                               Vanguard VIF        Vanguard VIF         Vanguard VIF        Short Term
                                               Mid-Cap Index       Money Market         REIT Index           Corporate
                                                 Portfolio           Portfolio           Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             14)  $             130   ($             18)  ($             11)
   Net realized gain (loss) on investments                   5                   0                   8                   4
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          819                   0                 772                 129
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 810                 130                 762                 122
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0             870,632                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   23,609            (788,758)             26,361              15,489
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                       (142)                  0                (335)               (185)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  23,467              81,874              26,026              15,304
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 24,277              82,004              26,788              15,426
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         24,277   $          82,004    $         26,788    $         15,426
                                             =================   =================   =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0   $               0    $              0    $              0
   Net realized gain (loss) on investments                   0                   0                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
    resulting from operations                                0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0                   0                   0
   Administrative charges                                    0                   0                   0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
   Deferred sales charges                                    0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Annuity payments                                          0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0                   0                   0                   0
NET ASSETS:
   Beginning of year                                         0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $              0   $               0    $              0    $              0
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA-I
                                       44

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

                                                                   Vanguard VIF
                                               Vanguard VIF         Total Stock
                                               Small Company       Market Index
                                             Growth Portfolio        Portfolio
                                                Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)              ($             15)  ($             14)
   Net realized gain (loss) on investments                   7                  10
   Capital gain distributions from mutual
    funds                                                    0                   0
   Net unrealized appreciation
    (depreciation) of investments                          469                 908
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 461                 904
                                             -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0
   Administrative charges                                    0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                   16,360              16,359
   Contract withdrawals                                      0                   0
   Deferred sales charges                                    0                   0
   Death benefits                                            0                   0
   Annuity payments                                       (284)               (287)
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  16,076              16,072
                                             -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 16,537              16,976
NET ASSETS:
   Beginning of year                                         0                   0
                                             -----------------   -----------------
   End of year                                $         16,537    $         16,976
                                             =================   =================
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)               $              0    $              0
   Net realized gain (loss) on investments                   0                   0
   Capital gain distributions from mutual
    funds                                                    0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0                   0
                                             -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                0                   0
   Administrative charges                                    0                   0
   Net transfers from (to) other
    sub-accounts or fixed rate option                        0                   0
   Contract withdrawals                                      0                   0
   Deferred sales charges                                    0                   0
   Death benefits                                            0                   0
   Annuity payments                                          0                   0
                                             -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0                   0
                                             -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0                   0
NET ASSETS:
   Beginning of year                                         0                   0
                                             -----------------   -----------------
   End of year                                $              0    $              0
                                             =================   =================

See accompanying notes.
                                      VA-I
                                       45

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Retirement Gold, and Vanguard SPIA. The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to contract owners through the various Sub-accounts were as follows:

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund - Series I shares
     AIM V.I. International Growth Fund - Series I shares

AllianceBernstein Variable Products Series Funds, Inc.:
     AllianceBernstein Americas Government Income Portfolio - Class A AllianceBernstein Global Bond Portfolio - Class A
     AllianceBernstein Global Dollar Government Portfolio - Class A AllianceBernstein Growth and Income Portfolio - Class A
     AllianceBernstein Growth and Income Portfolio - Class B
     AllianceBernstein Growth Portfolio - Class A
     AllianceBernstein Growth Portfolio - Class B
     AllianceBernstein High-Yield Portfolio - Class A
     AllianceBernstein International Portfolio - Class A
     AllianceBernstein International Value Portfolio - Class A
     AllianceBernstein Money Market Portfolio - Class A
     AllianceBernstein Money Market Portfolio - Class B
     AllianceBernstein Premier Growth Portfolio - Class A
     AllianceBernstein Premier Growth Portfolio - Class B
     AllianceBernstein Quasar Portfolio - Class A
     AllianceBernstein Real Estate Investment Portfolio - Class A
     AllianceBernstein Small Cap Value Portfolio - Class A
     AllianceBernstein Technology Portfolio - Class A
     AllianceBernstein Technology Portfolio - Class B
     AllianceBernstein Total Return Portfolio - Class A
     AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class A

AllianceBernstein Variable Products Series Funds, Inc. (continued):
     AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B AllianceBernstein Utility Income Portfolio - Class A
     AllianceBernstein Value Portfolio - Class B
     AllianceBernstein Worldwide Privatization Portfolio - Class A

American Fund Distributors, Inc.("American Fund") :
     AMCAP Fund
     Capital World Growth and Income Fund
     EuroPacific Growth Fund
     SMALLCAP World Fund
     The Bond Fund Of America
     The Investment Company of America
     The New Economy Fund
     Washington Mutual Investors Fund

Columbia Funds Trust:
     Columbia High Yield Opportunity Fund /(1)/
     Columbia Newport Tiger Fund /(2)/

Delaware Group Premium Fund, Inc.:
     Delaware VIP Balanced Series
     Delaware VIP Capital Reserves Series
     Delaware VIP Cash Reserves Series
     Delaware VIP Growth Opportunities Series
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series

Dreyfus Stock Index Fund Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Small Company Stock Portfolio - Initial shares

                                      VA-I
                                       46

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Asset Manager/SM/ Portfolio - Initial Class
     Contrafund(R) Portfolio - Initial Class
     Growth Portfolio - Initial Class
     High Income Portfolio - Initial Class
     Investment Grade Bond Portfolio - Initial Class
     Money Market Portfolio - Initial Class
     Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
     Foreign Fund
     Gold and Precious Metals Fund
     Mutual Financial Services Fund

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): /(3)/
     Basic Value V.I. Fund - Class I
     Core Bond V.I. Fund - Class I
     Domestic Money Market V.I. Fund - Class I
     Global Allocation V.I. Fund - Class I /(4)/
     Global Growth V.I. Fund - Class I
     High Current Income V.I. Fund - Class I
     International Value V.I. Fund - Class I /(5)/
     Large Cap Core V.I. Fund - Class I
     Large Cap Growth V.I. Fund - Class I
     Small Cap Value V.I. Fund - Class I
     Utilities and Telecom V.I. Fund - Class I

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
     MFS Emerging Growth Series
     MFS New Discovery Series
     MFS Research Series

Oppenheimer Variable Account Funds:
     Oppenheimer Centennial Money Market Trust
     Oppenheimer International Bond Fund
     Oppenheimer Strategic Income Fund

Putnam Investments ("Putnam"):
     Health and Sciences Trust - Class A
     International Voyager Fund - Class A
     The Putnam Fund for Growth and Income - Class A
     Voyager Fund - Class A
     Voyager Fund II - Class A

The Universal Institutional Funds, Inc. ("UIF"):
     Core Plus Fixed Income Portfolio - Class I
     Equity Growth Portfolio - Class I
     International Magnum Portfolio - Class I
     Mid Cap Growth Portfolio - Class I
     Money Market Portfolio - Class I
     Technology Portfolio - Class I
     Value Portfolio - Class I

UBS Global Asset Management (US) Inc.:
     UBS Series Trust Tactical Allocation Portfolio

Van Eck Worldwide Insurance Trust ("Van Eck"):
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund

Vanguard Group:
     Vanguard(R) 500 Index Fund
     Vanguard(R) Balanced Portfolio /(6)/
     Vanguard(R) Diversified Value Portfolio /(6)/
     Vanguard(R) Dividend Growth Fund /(6)/
     Vanguard(R) Equity Income Portfolio /(6)/
     Vanguard(R) Equity Index Portfolio /(6)/
     Vanguard(R) GNMA Fund /(6)/
     Vanguard(R) Growth Portfolio /(6)/
     Vanguard(R) Health Care Fund /(6)/
     Vanguard(R) High Yield Bond Portfolio /(6)/
     Vanguard(R) Inflation Protected Securities Fund /(6)/
     Vanguard(R) International Growth Fund
     Vanguard(R) International Portfolio /(6)/
     Vanguard(R) LifeStrategy(R) Conservative Growth Fund
     Vanguard(R) LifeStrategy(R) Growth Fund
     Vanguard(R) LifeStrategy(R) Income Fund
     Vanguard(R) LifeStrategy(R) Moderate Growth Fund
     Vanguard(R) MidCap Index Portfolio /(6)/
     Vanguard(R) Money Market Portfolio /(6)/
     Vanguard(R) Prime Money Market Fund
     Vanguard(R) PRIMECAP Fund
     Vanguard(R) REIT Index Portfolio /(6)/
     Vanguard(R) Short Term Corporate Portfolio /(6)/
     Vanguard(R) Small Cap Growth Index Fund
     Vanguard(R) Small Cap Value Index Fund
     Vanguard(R) Small Company Growth Portfolio /(6)/
     Vanguard(R) Total Bond Market Index Fund

                                      VA-I
                                       47

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Vanguard Group (continued):
     Vanguard(R) Total International Stock Index Fund /(6)/
     Vanguard(R) U.S. Growth Fund
     Vanguard(R) Wellington Fund
     Vanguard(R) Windsor Fund

Vanguard Variable Insurance Fund:
     Vanguard VIF Balanced Portfolio
     Vanguard VIF Capital Growth Portfolio /(6)/
     Vanguard VIF Diversified Value Portfolio
     Vanguard VIF Equity Income Portfolio
     Vanguard VIF Equity Index Portfolio

Vanguard Variable Insurance Fund (continued):
     Vanguard VIF Growth Portfolio
     Vanguard VIF High Yield Bond Portfolio
     Vanguard VIF International Portfolio
     Vanguard VIF Mid-Cap Index Portfolio
     Vanguard VIF Money Market Portfolio
     Vanguard VIF REIT Index Portfolio
     Vanguard VIF Short Term Corporate Portfolio
     Vanguard VIF Small Company Growth Portfolio
     Vanguard VIF Stock Market Index Portfolio /(6)/
     Vanguard VIF Total Bond Market Index Portfolio
     Vanguard VIF Total Stock Market Index Portfolio /(6)/

/(1)/ Effective October 13, 2003, Liberty High Yield Securities Fund changed to
      Columbia High Yield Opportunity Fund.

/(2)/ Effective October 13, 2003, Liberty Newport Tiger Fund changed to Columbia
      Newport Tiger Fund.

/(3)/ Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.

/(4)/ Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I.
      Fund was reorganized into Merrill Lynch Global Allocation V.I. Fund.

/(5)/ Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund.

/(6)/ Effective May 1, 2003, these Funds became available for investment.

     In addition to the Sub-accounts listed above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the prospectus for a complete description of the available Sub-accounts and the fixed account.

     The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

     Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Sub-accounts of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the Sub-accounts and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

                                      VA-I
                                       49

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

     Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolio as determined by the Fund, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

     Annuity reserves are calculated according to either the 83 IAM or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company.

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Contract Charges

     The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 1.25% of the value of the contracts, with the exception of Retirement Gold and the Vanguard SPIA. The annual mortality and expense charge is 0.75% and 0.52% of the value of the contracts for Retirement Gold and Vanguard SPIA, respectively.

     Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

     Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The distribution expenses are paid by redemption of units outstanding.

                                      VA-I
                                       49

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

     Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

     Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Annual Ratchet Plan charges are paid by redemption of units outstanding.

     Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Equity Assurance Plan charges are paid by redemption of units outstanding.

     In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges. The surrender charges are paid by redemption of units outstanding.

                                      VA-I
                                       50

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
                Sub-accounts                   Cost of Purchases       Sales
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series
 I shares                                      $          83,738   $     257,375
AIM V.I. International Growth Fund - Series
 I shares                                                141,064         477,525
AllianceBernstein Americas Government Income
 Portfolio - Class A                                  11,949,646      25,497,624
AllianceBernstein Global Bond Portfolio -
 Class A                                               6,567,857       6,462,667
AllianceBernstein Global Dollar Government
 Portfolio - Class A                                   7,982,043      10,560,351
AllianceBernstein Growth and Income
 Portfolio - Class A                                  12,122,807      44,169,743
AllianceBernstein Growth and Income
 Portfolio - Class B                                  15,697,122      22,196,599
AllianceBernstein Growth Portfolio - Class A           4,717,031      19,652,967
AllianceBernstein Growth Portfolio - Class B           6,292,604       7,755,064
AllianceBernstein High-Yield Portfolio -
 Class A                                              15,459,083       9,814,912
AllianceBernstein International Portfolio -
 Class A                                               5,947,133      11,102,089
AllianceBernstein International Value
 Portfolio - Class A                                   6,539,124       4,373,911
AllianceBernstein Money Market Portfolio -
 Class A                                              17,144,506      47,889,466
AllianceBernstein Money Market Portfolio -
 Class B                                              31,556,603      43,243,581
AllianceBernstein Premier Growth Portfolio -
 Class A                                               3,367,842      40,562,339
AllianceBernstein Premier Growth Portfolio -
 Class B                                               6,038,024      13,226,372
AllianceBernstein Quasar Portfolio - Class A           8,341,716      10,288,426
AllianceBernstein Real Estate Investment
 Portfolio - Class A                                   5,195,257       6,316,794
AllianceBernstein Small Cap Value
 Portfolio - Class A                                   9,167,806       5,724,674
AllianceBernstein Technology Portfolio -
 Class A                                               1,825,278      16,402,305
AllianceBernstein Technology Portfolio -
 Class B                                               4,809,331       5,910,112
AllianceBernstein Total Return Portfolio -
 Class A                                              20,308,464      20,122,440
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class A                       21,594,441      51,528,875
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class B                        1,428,686       1,729,359
AllianceBernstein U.S. Large Cap Blended
 Style Portfolio - Class B                             1,152,528          25,452
AllianceBernstein Utility Income Portfolio -
 Class A                                               3,466,522       7,500,098
AllianceBernstein Value Portfolio - Class B           12,234,759       7,283,053
AllianceBernstein Worldwide Privitization
 Portfolio - Class A                                   3,236,095       5,644,383
Delaware VIP Balanced Series                              41,933         341,577
Delaware VIP Capital Reserves Series                      31,777         121,225
Delaware VIP Cash Reserves Series                         45,947         836,330
Delaware VIP Growth Opportunities Series                   2,565          67,774
Delaware VIP High Yield Series                            88,075          99,468
Delaware VIP Large Cap Value Series                      282,014       1,112,068
Dreyfus Stock Index Fund - Initial shares                436,349       1,832,656
Dreyfus VIF Small Company Stock Portfolio -
 Initial shares                                          235,523         304,082
Fidelity VIP Asset Manager Portfolio -
 Initial Class                                           591,193       1,476,782
Fidelity VIP Contrafund Portfolio - Initial
 Class                                                   221,024         973,607
Fidelity VIP Growth Portfolio - Initial
 Class                                                   300,287       1,530,089
Fidelity VIP High Income Portfolio - Initial
 Class                                                   351,932         544,963
Fidelity VIP Investment Grade Bond
 Portfolio - Initial Class                               865,849       3,416,707
Fidelity VIP Money Market Portfolio -
 Initial Class                                         1,678,207       5,679,156
Fidelity VIP Overseas Portfolio - Initial
 Class                                                    22,928         279,130
Mercury HW International VIP Portfolio                   235,581       2,014,809
Merrill Lynch American Balanced V.I. Fund -
 Class I                                                  31,493          42,613
Merrill Lynch Basic Value V.I. Fund -
 Class I                                                 548,792         859,885
Merrill Lynch Core Bond V.I. Fund - Class I               37,543         105,220
Merrill Lynch Developing Capital Markets
 V.I. Fund - Class I                                       2,947         179,448
Merrill Lynch Domestic Money Market V.I.
 Fund - Class I                                          135,489         599,778
Merrill Lynch Global Allocation V.I. Fund -
 Class I                                                 374,432          83,996
Merrill Lynch Global Growth V.I. Fund -
 Class I                                                  60,681          25,826
Merrill Lynch High Current Income V.I.
 Fund - Class I                                          329,274         213,338
Merrill Lynch International Value V.I.
 Fund - Class I                                        1,809,946          35,627
Merrill Lynch Large Cap Core V.I. Fund -
 Class I                                                 301,238         285,798
Merrill Lynch Large Cap Growth V.I. Fund -
 Class I                                                 840,837         853,910
Merrill Lynch Small Cap Value V.I. Fund -
 Class I                                                 280,633         396,672
Merrill Lynch Utilities and Telecom V.I.
 Fund - Class I                                           12,327          82,342
UBS Series Trust Tactical Allocations
 Portfolio                                             1,008,992       4,214,797
UIF Core Plus Fixed Income Portfolio -
 Class I                                                   1,519           5,943
UIF Equity Growth Portfolio - Class I                      1,203           6,233
UIF Technology Portfolio - Class I                             0           1,611

                                      VA-I
                                       51

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
                Sub-accounts                   Cost of Purchases       Sales
--------------------------------------------------------------------------------
UIF Value Portfolio - Class I                  $           1,604   $       2,251
Van Eck Worldwide Emerging Markets Fund                   50,197         257,463
Van Eck Worldwide Hard Assets Fund                        15,019         162,525
Vanguard 500 Index Fund                                      150           1,459
Vanguard GNMA Fund                                         1,720              10
Vanguard LifeStrategy Conservative Growth
 Fund                                                     12,602           3,233
Vanguard LifeStrategy Growth Fund                         43,857           1,180
Vanguard LifeStrategy Income Fund                          1,440           6,018
Vanguard LifeStrategy Moderate Growth Fund               202,469           1,247
Vanguard Prime Money Market Fund                              61             876
Vanguard PRIMECAP Fund                                        19             574
Vanguard Total Bond Market Index Fund                      6,106             784
Vanguard U.S. Growth Fund                                     24           1,174
Vanguard Wellington Fund                                      91             446
Vanguard Windsor Fund                                         40             489
Vanguard VIF Balanced Portfolio                          374,840           2,243
Vanguard VIF Diversified Value Portfolio                  16,360             306
Vanguard VIF International Portfolio                      57,468             167
Vanguard VIF Mid-Cap Index Portfolio                      23,610             157
Vanguard VIF Money Market Portfolio                      870,874         788,870
Vanguard VIF REIT Index Portfolio                         26,360             352
Vanguard VIF Short Term Corporate Portfolio               17,202           1,909
Vanguard VIF Small Company Growth Portfolio               16,360             299
Vanguard VIF Total Stock Market Index
 Portfolio                                                16,360             302
                                               -----------------   -------------
Total                                          $     257,330,473   $ 475,576,350
                                               =================   =============

                                      VA-I
                                       52

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003

                                                                                                               Unrealized
                                                            Net Asset   Value of Shares    Cost of Shares     Appreciation/
                 Sub-accounts                    Shares       Value        at Market            Held         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series
 I shares                                          76,132   $   21.28   $     1,620,090   $      2,326,053   $     (705,963)
AIM V.I. International Growth Fund - Series
 I shares                                          66,356       16.04         1,064,356            956,116          108,240
AllianceBernstein Americas Government Income
 Portfolio - Class A                            4,156,564       13.01        54,076,893         51,562,024        2,514,869
AllianceBernstein Global Bond Portfolio -
 Class A                                        1,371,590       13.50        18,516,461         16,739,371        1,777,090
AllianceBernstein Global Dollar Government
 Portfolio - Class A                            1,557,758       14.53        22,634,221         17,601,414        5,032,807
AllianceBernstein Growth and Income
 Portfolio - Class A                           13,062,387       21.80       284,760,030        281,963,992        2,796,038
AllianceBernstein Growth and Income
 Portfolio - Class B                            9,260,795       21.62       200,218,386        194,425,988        5,792,398
AllianceBernstein Growth Portfolio - Class A    6,837,354       15.95       109,055,789        173,324,075      (64,268,286)
AllianceBernstein Growth Portfolio - Class B    3,483,663       15.76        54,902,532         63,036,488       (8,133,956)
AllianceBernstein High-Yield Portfolio -
 Class A                                        5,487,937        7.91        43,409,584         41,368,217        2,041,367
AllianceBernstein International Portfolio -
 Class A                                        3,264,734       13.01        42,474,187         32,189,631       10,284,556
AllianceBernstein International Value
 Portfolio - Class A                            1,644,953       13.45        22,124,616         15,846,724        6,277,892
AllianceBernstein Money Market Portfolio -
 Class A                                       36,075,314        1.00        36,075,314         36,075,314                0
AllianceBernstein Money Market Portfolio -
 Class B                                       34,033,820        1.00        34,033,820         34,033,820                0
AllianceBernstein Premier Growth
 Portfolio - Class A                            8,972,832       21.58       193,633,724        298,216,588     (104,582,864)
AllianceBernstein Premier Growth
 Portfolio - Class B                            3,986,772       21.33        85,037,851        102,545,774      (17,507,923)
AllianceBernstein Quasar Portfolio - Class A    4,925,183       10.17        50,089,108         48,316,832        1,772,276
AllianceBernstein Real Estate Investment
 Portfolio - Class A                            2,559,866       15.62        39,985,113         30,120,156        9,864,957
AllianceBernstein Small Cap Value
 Portfolio - Class A                            3,815,699       14.49        55,289,483         44,389,348       10,900,135
AllianceBernstein Technology Portfolio -
 Class A                                        5,963,310       14.48        86,348,730        184,643,987      (98,295,257)
AllianceBernstein Technology Portfolio -
 Class B                                        2,342,309       14.35        33,612,136         44,630,408      (11,018,272)
AllianceBernstein Total Return Portfolio -
 Class A                                        9,952,666       17.76       176,759,344        171,233,053        5,526,291
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class A                 9,067,116       12.56       113,882,976        109,936,499        3,946,477
AllianceBernstein U.S. Government/High Grade
 Securities Portfolio - Class B                   305,331       12.47         3,807,480          3,726,924           80,556
AllianceBernstein U.S. Large Cap Blended
 Style Portfolio - Class B                        109,482       10.90         1,193,355          1,128,000           65,355
AllianceBernstein Utility Income
 Portfolio - Class A                            2,537,398       14.95        37,934,100         46,455,233       (8,521,133)
AllianceBernstein Value Portfolio - Class B     6,161,252       11.16        68,759,572         59,359,646        9,399,926
AllianceBernstein Worldwide Privitization
 Portfolio - Class A                            1,831,222       16.28        29,812,288         25,822,630        3,989,658
Delaware VIP Balanced Series                       92,134       12.89         1,187,609          1,438,346         (250,737)
Delaware VIP Capital Reserves Series               24,563       10.02           246,122            240,854            5,268
Delaware VIP Cash Reserves Series                 491,024        1.00           491,015            491,024               (9)
Delaware VIP Growth Opportunities Series           79,331       14.19         1,125,705          1,746,195         (620,490)
Delaware VIP High Yield Series                    116,610        5.69           663,510            815,834         (152,324)
Delaware VIP Large Cap Value Series               291,962       16.33         4,767,741          4,754,518           13,223
Dreyfus Stock Index Fund - Initial shares         344,458       28.42         9,789,485         10,963,831       (1,174,346)
Dreyfus VIF Small Company Stock Portfolio -
 Initial shares                                    95,311       20.34         1,938,617          1,606,580          332,037
Fidelity VIP Asset Manager Portfolio -
 Initial Class                                    595,460       14.46         8,610,345          9,301,105         (690,760)
Fidelity VIP Contrafund Portfolio - Initial
 Class                                            152,008       23.13         3,515,942          3,664,472         (148,530)
Fidelity VIP Growth Portfolio - Initial
 Class                                            244,550       31.04         7,590,817          9,394,913       (1,804,096)
Fidelity VIP High Income Portfolio - Initial
 Class                                            266,751        6.95         1,853,920          1,541,741          312,179
Fidelity VIP Investment Grade Bond
 Portfolio - Initial Class                        311,077       13.65         4,246,199          4,077,341          168,858
Fidelity VIP Money Market Portfolio -
 Initial Class                                  5,059,805        1.00         5,059,805          5,059,805                0
Fidelity VIP Overseas Portfolio - Initial
 Class                                             25,978       15.59           404,991            448,010          (43,019)
Merrill Lynch Basic Value V.I. Fund -
 Class I                                          572,014       14.31         8,185,520          7,723,443          462,077
Merrill Lynch Core Bond V.I. Fund - Class I        43,558       12.21           531,849            512,483           19,366
Merrill Lynch Domestic Money Market V.I.
 Fund - Class I                                   829,009        1.00           829,010            829,009                1
Merrill Lynch Global Allocation V.I. Fund -
 Class I                                           83,935       11.30           948,462            973,391          (24,929)
Merrill Lynch Global Growth V.I. Fund -
 Class I                                           95,928        8.51           816,345          1,243,092         (426,747)
Merrill Lynch High Current Income V.I.
 Fund - Class I                                   103,345        7.85           811,261            843,190          (31,929)
Merrill Lynch International Value V.I.
 Fund - Class I                                   167,023       11.41         1,905,736          1,775,932          129,804
Merrill Lynch Large Cap Core V.I. Fund -
 Class I                                           66,076       25.36         1,675,678          1,922,936         (247,258)
Merrill Lynch Large Cap Growth V.I. Fund -
 Class I                                           89,228        9.26           826,256            795,528           30,728
Merrill Lynch Small Cap Value V.I. Fund -
 Class I                                          102,078       25.60         2,613,190          2,299,540          313,650
Merrill Lynch Utilities and Telecom V.I.
 Fund - Class I                                    57,688        7.37           425,161            704,216         (279,055)
UBS Series Trust Tactical Allocations
 Portfolio                                      1,685,192       12.31        20,744,712         25,869,340       (5,124,628)
UIF Core Plus Fixed Income Portfolio -
 Class I                                            3,325       11.54            38,373             38,074              299
UIF Equity Growth Portfolio - Class I               2,570       12.78            32,849             33,825             (976)
UIF Technology Portfolio - Class I                  3,981        3.65            14,529             16,639           (2,110)

                                      VA-I
                                       53

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2003

                                                                                                               Unrealized
                                                            Net Asset   Value of Shares    Cost of Shares     Appreciation/
                 Sub-accounts                    Shares       Value        at Market            Held         (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
UIF Value Portfolio - Class I                         177   $   13.18   $         2,338   $          1,628   $          710
Van Eck Worldwide Emerging Markets Fund            48,631       12.15           590,865            420,380          170,485
Van Eck Worldwide Hard Assets Fund                  6,749       14.87           100,353             68,493           31,860
Vanguard 500 Index Fund                                79      102.67             8,115              7,888              227
Vanguard GNMA Fund                                    164       10.50             1,720              1,710               10
Vanguard LifeStrategy Conservative Growth
 Fund                                               2,376       14.54            34,545             31,577            2,968
Vanguard LifeStrategy Growth Fund                   3,027       18.16            54,973             52,106            2,867
Vanguard LifeStrategy Income Fund                   1,573       13.20            20,758             19,769              989
Vanguard LifeStrategy Moderate Growth Fund         12,254       16.61           203,546            201,227            2,319
Vanguard Prime Money Market Fund                    5,343        1.00             5,343              5,343                0
Vanguard PRIMECAP Fund                                 54       53.04             2,847              2,605              242
Vanguard Total Bond Market Index Fund                 513       10.31             5,284              5,315              (31)
Vanguard U.S. Growth Fund                             325       15.16             4,933              5,067             (134)
Vanguard Wellington Fund                              100       28.81             2,885              2,762              123
Vanguard Windsor Fund                                 176       16.26             2,864              2,659              205
Vanguard VIF Balanced Portfolio                    22,321       17.16           383,027            372,680           10,347
Vanguard VIF Diversified Value Portfolio            1,517       11.46            17,388             16,068            1,320
Vanguard VIF International Portfolio                4,659       12.84            59,819             57,309            2,510
Vanguard VIF Mid-Cap Index Portfolio                1,780       13.64            24,277             23,458              819
Vanguard VIF Money Market Portfolio                82,004        1.00            82,004             82,004                0
Vanguard VIF REIT Index Portfolio                   1,665       16.09            26,788             26,016              772
Vanguard VIF Short Term Corporate Portfolio         1,436       10.74            15,426             15,297              129
Vanguard VIF Small Company Growth Portfolio           978       16.91            16,537             16,068              469
Vanguard VIF Total Stock Market Index
 Portfolio                                            663       25.61            16,976             16,068              908
                                                                        ---------------------------------------------------
Total                                                                   $ 1,994,685,904   $  2,234,553,009   $ (239,867,105)
                                                                        ===================================================

                                      VA-I
                                       54

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased      Withdrawn        Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares           1,915              0            (50)             0           1,865
3 AIM V.I. Capital Appreciation Fund - Series I shares         172,525          2,309        (15,993)        (3,782)        155,059
2 AIM V.I. International Growth Fund - Series I shares           1,249              0             (2)             1           1,248
3 AIM V.I. International Growth Fund - Series I shares         146,435            308        (17,558)       (25,953)        103,232
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                       3,548,971         61,213       (463,358)      (388,513)      2,758,313
2 AllianceBernstein Americas Government Income
   Portfolio - Class A                                          77,435             44         (5,297)       (24,476)         47,706
1 AllianceBernstein Global Bond Portfolio - Class A          1,062,698          5,450       (163,670)       122,486       1,026,964
2 AllianceBernstein Global Bond Portfolio - Class A             35,192            669           (993)         7,005          41,873
3 AllianceBernstein Global Bond Portfolio - Class A             17,463              0        (13,765)        (1,588)          2,110
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                         896,548          4,470       (147,331)         9,355         763,042
2 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                          27,899            413         (2,563)         4,444          30,193
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                   8,592,750         20,016     (1,119,286)       (10,505)      7,482,975
2 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     267,105            101        (14,919)        (1,351)        250,936
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     321,872            473        (60,496)       192,880         454,729
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                   5,721,618         42,991       (443,425)       206,105       5,527,289
5 AllianceBernstein Growth and Income Portfolio -
   Class B                                                     180,402          2,655         (9,090)         5,556         179,523
1 AllianceBernstein Growth Portfolio - Class A               5,363,611         11,767       (725,302)       (64,581)      4,585,495
2 AllianceBernstein Growth Portfolio - Class A                 160,437             12         (7,407)        (7,030)        146,012
3 AllianceBernstein Growth Portfolio - Class A                 200,058            131        (55,364)       117,639         262,464
4 AllianceBernstein Growth Portfolio - Class B               2,490,925         15,841       (218,314)       147,460       2,435,912
5 AllianceBernstein Growth Portfolio - Class B                  69,835             99         (2,040)         5,084          72,978
1 AllianceBernstein High-Yield Portfolio - Class A           3,613,914         29,049       (600,239)     1,002,448       4,045,172
2 AllianceBernstein High-Yield Portfolio - Class A             153,149          2,448        (12,089)        21,728         165,236
1 AllianceBernstein International Portfolio - Class A        3,712,444          8,826       (489,512)        15,899       3,247,657
2 AllianceBernstein International Portfolio - Class A          109,418            967         (5,591)         7,764         112,558
1 AllianceBernstein International Value Portfolio -
   Class A                                                   1,404,665         14,694       (117,421)       329,002       1,630,940
2 AllianceBernstein International Value Portfolio -
   Class A                                                      72,074          1,030         (5,352)           777          68,529
1 AllianceBernstein Money Market Portfolio - Class A         5,024,577          5,251     (1,845,740)      (446,888)      2,737,200
2 AllianceBernstein Money Market Portfolio - Class A           143,799              0        (33,027)       (33,809)         76,963
4 AllianceBernstein Money Market Portfolio - Class B         3,501,890        132,080       (990,004)        32,425       2,676,391
5 AllianceBernstein Money Market Portfolio - Class B            68,450            416        (10,478)       (47,277)         11,111
1 AllianceBernstein Premier Growth Portfolio - Class A       8,937,375         36,391     (1,034,105)      (476,603)      7,463,058
2 AllianceBernstein Premier Growth Portfolio - Class A         356,910            414        (20,988)       (14,190)        322,146
3 AllianceBernstein Premier Growth Portfolio - Class A         251,339              0        (20,315)      (186,800)         44,224
4 AllianceBernstein Premier Growth Portfolio - Class B       3,626,004         31,564       (313,314)         6,921       3,351,175
5 AllianceBernstein Premier Growth Portfolio - Class B         123,402          2,163         (8,126)        (2,141)        115,298
1 AllianceBernstein Quasar Portfolio - Class A               4,670,605         26,502       (600,167)       369,914       4,466,854
2 AllianceBernstein Quasar Portfolio - Class A                 220,740          2,031        (16,720)        19,592         225,643
3 AllianceBernstein Quasar Portfolio - Class A                  50,718            134        (16,822)          (359)         33,671
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                   2,290,698         13,859       (252,915)       129,702       2,181,344
2 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                     142,864              0         (7,396)        (1,439)        134,029
1 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                   3,537,441         41,719       (308,019)       488,194       3,759,335
2 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                     113,662          1,737         (6,984)         6,596         115,011
1 AllianceBernstein Technology Portfolio - Class A           6,496,493         19,735       (734,907)      (358,628)      5,422,693
2 AllianceBernstein Technology Portfolio - Class A             298,166            215        (18,134)       (19,189)        261,058
3 AllianceBernstein Technology Portfolio - Class A             122,373            179        (28,368)         2,851          97,035
4 AllianceBernstein Technology Portfolio - Class B           2,215,703         17,883       (156,297)        78,556       2,155,845
5 AllianceBernstein Technology Portfolio - Class B             114,475            232         (6,327)         8,475         116,855
1 AllianceBernstein Total Return Portfolio - Class A         7,743,164         51,088       (882,699)       711,150       7,622,703
2 AllianceBernstein Total Return Portfolio - Class A           186,681             97        (14,498)        50,201         222,481
3 AllianceBernstein Total Return Portfolio - Class A            91,811            126        (15,582)        (4,367)         71,988
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            9,194,406         47,639     (1,261,201)      (923,270)      7,057,574
2 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              242,090            976        (19,163)        (2,729)        221,174
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                              255,166              0        (18,926)        (7,459)        228,781
5 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                               16,606              0           (614)         1,737          17,729

                                      VA-I
                                       55

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased       Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                               0          3,491           (895)       104,203         106,799
2 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                               0              0             (4)         2,575           2,571
1 AllianceBernstein Utility Income Portfolio - Class A       2,458,811         19,453       (304,769)       (22,110)      2,151,385
2 AllianceBernstein Utility Income Portfolio - Class A          71,898             22         (3,577)          (434)         67,909
4 AllianceBernstein Value Portfolio - Class B                5,613,964         67,626       (497,494)       973,059       6,157,155
5 AllianceBernstein Value Portfolio - Class B                  159,835          5,131        (11,051)        27,811         181,726
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       1,588,244          7,315       (223,074)        48,107       1,420,592
2 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                          76,002          1,120         (3,452)         1,990          75,660
7 Delaware VIP Balanced Series                                  11,341              0         (2,269)             0           9,072
7 Delaware VIP Balanced Series                                  48,585              0        (11,060)          (309)         37,216
7 Delaware VIP Capital Reserves Series                           9,491              0           (483)          (375)          8,633
7 Delaware VIP Capital Reserves Series                           8,324              0         (4,790)            (1)          3,533
7 Delaware VIP Cash Reserves Series                             77,894              0        (40,116)        (7,729)         30,049
7 Delaware VIP Growth Opportunities Series                       6,307              0         (1,132)             0           5,175
7 Delaware VIP Growth Opportunities Series                      36,772              0           (805)          (284)         35,683
7 Delaware VIP High Yield Series                                 4,875              0           (724)          (181)          3,970
7 Delaware VIP High Yield Series                                30,022              0         (1,980)             0          28,042
7 Delaware VIP Large Cap Value Series                            5,796              0             (1)            (1)          5,794
7 Delaware VIP Large Cap Value Series                          169,903              0        (34,081)         5,396         141,218
2 Dreyfus Stock Index Fund - Initial shares                      2,091              0             (1)             0           2,090
3 Dreyfus Stock Index Fund - Initial shares                    651,841          2,484        (93,645)        (2,073)        558,607
2 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                        1,041              0             (1)             0           1,040
3 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                      165,148            243        (14,405)         4,623         155,609
2 Fidelity VIP Asset Manager Portfolio - Initial Class           1,570              0              0              0           1,570
3 Fidelity VIP Asset Manager Portfolio - Initial Class         632,913          1,042        (67,374)       (11,540)        555,041
2 Fidelity VIP Contrafund Portfolio - Initial Class                125              0             (1)           309             433
3 Fidelity VIP Contrafund Portfolio - Initial Class            301,905          1,187        (45,258)       (15,548)        242,286
2 Fidelity VIP Growth Portfolio - Initial Class                     79              0             (1)             0              78
3 Fidelity VIP Growth Portfolio - Initial Class                560,445          2,792        (80,900)        (8,560)        473,777
2 Fidelity VIP High Income Portfolio - Initial Class             1,170              0             (1)             0           1,169
3 Fidelity VIP High Income Portfolio - Initial Class           201,717            208        (42,125)        10,055         169,855
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               449,060            335        (81,167)      (100,868)        267,360
2 Fidelity VIP Money Market Portfolio - Initial Class              434              0            (84)          (350)              0
3 Fidelity VIP Money Market Portfolio - Initial Class          726,516          1,411       (186,014)      (134,307)        407,606
3 Fidelity VIP Overseas Portfolio - Initial Class               54,714            283         (9,928)       (13,341)         31,728
1 Mercury HW International VIP Portfolio                       160,731              0              0       (160,731)              0
2 Mercury HW International VIP Portfolio                         8,846              0              0         (8,846)              0
1 Merrill Lynch American Balanced V.I. Fund - Class I            1,178              0             (3)        (1,175)              0
1 Merrill Lynch Basic Value V.I. Fund - Class I                497,628             88        (39,571)        20,085         478,230
2 Merrill Lynch Basic Value V.I. Fund - Class I                 55,754              0         (2,817)        (2,024)         50,913
1 Merrill Lynch Core Bond V.I. Fund - Class I                   43,626              0         (5,761)          (542)         37,323
2 Merrill Lynch Core Bond V.I. Fund - Class I                    3,312              0             (3)            (1)          3,308
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                      14,501              0           (430)       (14,071)              0
2 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I                                                       3,987              0           (220)        (3,767)              0
1 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                     111,621              0        (14,668)       (24,968)         71,985
2 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                         202              0              0              0             202
1 Merrill Lynch Global Allocation V.I. Fund - Class I           44,798              0         (6,146)        18,037          56,689
2 Merrill Lynch Global Allocation V.I. Fund - Class I            9,014              0            (40)        11,075          20,049
1 Merrill Lynch Global Growth V.I. Fund - Class I               99,535              0         (1,333)         6,240         104,442
2 Merrill Lynch Global Growth V.I. Fund - Class I                    0              0            (53)           906             853
1 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                      64,194              0         (4,507)        10,792          70,479
2 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                           0              0            (44)           754             710
1 Merrill Lynch International Value V.I. Fund -
   Class I                                                           0             14        (16,606)       171,236         154,644
2 Merrill Lynch International Value V.I. Fund -
   Class I                                                           0              0           (349)         9,623           9,274
1 Merrill Lynch Large Cap Core V.I. Fund - Class I             124,750              0        (13,212)        15,503         127,041

                                      VA-I
                                       56

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of       Units          Units         between        End of the
                        Sub-accounts                       the Year       Purchased      Withdrawn        Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Large Cap Core V.I. Fund - Class I               3,140              0             (8)          (293)          2,839
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I            94,393              0              0        (94,393)              0
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I                 0              0        (10,976)       104,192          93,216
1 Merrill Lynch Small Cap Value V.I. Fund - Class I            127,179             15        (11,381)        11,071         126,884
2 Merrill Lynch Small Cap Value V.I. Fund - Class I             26,752              0         (1,854)        (4,325)         20,573
1 Merrill Lynch Utilities and Telecom V.I. Fund -
   Class I                                                      43,290              0         (4,252)        (3,152)         35,886
2 Merrill Lynch Utilities and Telecom V.I. Fund -
   Class I                                                          37              0             (1)             0              36
1 UBS Series Trust Tactical Allocations Portfolio            1,566,104            163       (122,776)      (111,528)      1,331,963
2 UBS Series Trust Tactical Allocations Portfolio              183,716              0        (19,396)       (13,719)        150,601
3 Van Eck Worldwide Emerging Markets Fund                       85,796            754        (26,572)         1,470          61,448
3 Van Eck Worldwide Hard Assets Fund                            25,846            257        (15,486)        (1,195)          9,422

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       57

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares           1,675              0             (3)           243           1,915
3 AIM V.I. Capital Appreciation Fund - Series I shares         210,906          1,958        (19,879)       (20,460)        172,525
2 AIM V.I. International Growth Fund - Series I shares           1,251              0             (2)             0           1,249
3 AIM V.I. International Growth Fund - Series I shares         285,545          1,277        (12,427)      (127,960)        146,435
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                       2,680,205        297,419       (549,370)     1,120,717       3,548,971
2 AllianceBernstein Americas Government Income
   Portfolio - Class A                                          44,442          9,424         (6,867)        30,436          77,435
1 AllianceBernstein Global Bond Portfolio - Class A            644,220        101,029       (151,396)       468,845       1,062,698
2 AllianceBernstein Global Bond Portfolio - Class A             20,430          4,348         (1,075)        11,489          35,192
3 AllianceBernstein Global Bond Portfolio - Class A             16,773              0         (3,964)         4,654          17,463
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                         477,158         35,942        (95,691)       479,139         896,548
2 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                          12,365          3,885         (2,486)        14,135          27,899
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                  11,231,685         30,016     (1,655,121)    (1,013,830)      8,592,750
2 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     337,172            537        (24,256)       (46,348)        267,105
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                     591,650          1,167        (64,627)      (206,318)        321,872
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                   4,597,812        859,502       (380,603)       644,907       5,721,618
5 AllianceBernstein Growth and Income Portfolio -
   Class B                                                     157,141         26,200         (8,764)         5,825         180,402
1 AllianceBernstein Growth Portfolio - Class A               7,309,997         23,911     (1,013,679)      (956,618)      5,363,611
2 AllianceBernstein Growth Portfolio - Class A                 217,197             14        (17,615)       (39,159)        160,437
3 AllianceBernstein Growth Portfolio - Class A                 262,883          1,133        (36,999)       (26,959)        200,058
4 AllianceBernstein Growth Portfolio - Class B               2,337,209        315,272       (165,827)         4,271       2,490,925
5 AllianceBernstein Growth Portfolio - Class B                  74,266          2,905         (4,641)        (2,695)         69,835
1 AllianceBernstein High-Yield Portfolio - Class A           3,170,429        388,723       (464,032)       518,794       3,613,914
2 AllianceBernstein High-Yield Portfolio - Class A             122,440         12,610        (17,067)        35,166         153,149
1 AllianceBernstein International Portfolio - Class A        4,256,222        187,682       (634,004)       (97,456)      3,712,444
2 AllianceBernstein International Portfolio - Class A          118,393            639         (2,846)        (6,768)        109,418
1 AllianceBernstein International Value Portfolio -
   Class A                                                     379,508        271,351        (53,190)       806,996       1,404,665
2 AllianceBernstein International Value Portfolio -
   Class A                                                      13,018          6,088         (1,875)        54,843          72,074
1 AllianceBernstein Money Market Portfolio - Class A         6,134,815         30,580     (2,520,558)     1,379,740       5,024,577
2 AllianceBernstein Money Market Portfolio - Class A           119,747            774        (42,097)        65,375         143,799
4 AllianceBernstein Money Market Portfolio - Class B         3,525,517      2,166,425     (2,105,761)       (84,291)      3,501,890
5 AllianceBernstein Money Market Portfolio - Class B            62,016         33,310         (8,444)       (18,432)         68,450
1 AllianceBernstein Premier Growth Portfolio - Class A      12,017,393         46,071     (1,391,599)    (1,734,490)      8,937,375
2 AllianceBernstein Premier Growth Portfolio - Class A         512,622          1,750        (49,854)      (107,608)        356,910
3 AllianceBernstein Premier Growth Portfolio - Class A          89,138              0        (11,079)       173,280         251,339
4 AllianceBernstein Premier Growth Portfolio - Class B       3,127,395        559,431       (230,137)       169,315       3,626,004
5 AllianceBernstein Premier Growth Portfolio - Class B         121,580         13,951         (7,866)        (4,263)        123,402
1 AllianceBernstein Quasar Portfolio - Class A               5,098,525        269,004       (601,629)       (95,295)      4,670,605
2 AllianceBernstein Quasar Portfolio - Class A                 215,396         12,200        (11,361)         4,505         220,740
3 AllianceBernstein Quasar Portfolio - Class A                  62,518            222         (6,615)        (5,407)         50,718
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                       1,716,032        223,905       (331,177)       681,938       2,290,698
2 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                         105,314          4,773         (7,964)        40,741         142,864
1 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                   1,544,796        805,360       (264,025)     1,451,310       3,537,441
2 AllianceBernstein Small Cap Value Portfolio -
   Class A                                                      27,532         23,077        (10,739)        73,792         113,662
1 AllianceBernstein Technology Portfolio - Class A           8,743,309         43,858     (1,012,701)    (1,277,973)      6,496,493
2 AllianceBernstein Technology Portfolio - Class A             428,061            789        (27,106)      (103,578)        298,166
3 AllianceBernstein Technology Portfolio - Class A             154,500            943        (19,471)       (13,599)        122,373
4 AllianceBernstein Technology Portfolio - Class B           2,196,651        215,668       (172,299)       (24,317)      2,215,703
5 AllianceBernstein Technology Portfolio - Class B             127,344          4,709         (6,963)       (10,615)        114,475
1 AllianceBernstein Total Return Portfolio - Class A         6,989,488        689,851       (975,184)     1,039,009       7,743,164
2 AllianceBernstein Total Return Portfolio - Class A           176,712         23,078        (28,044)        14,935         186,681
3 AllianceBernstein Total Return Portfolio - Class A           104,738             45        (14,253)         1,281          91,811
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                            6,387,465        924,505     (1,323,656)     3,206,092       9,194,406
2 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              125,819         49,625        (14,900)        81,546         242,090
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                              213,701          5,943        (51,066)        86,588         255,166
5 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                                8,794              0         (2,168)         9,980          16,606

                                      VA-I
                                       58

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Utility Income Portfolio - Class A       2,898,031        163,520       (342,769)      (259,971)      2,458,811
2 AllianceBernstein Utility Income Portfolio - Class A          97,061          4,473         (4,166)       (25,470)         71,898
4 AllianceBernstein Value Portfolio - Class B                2,388,655      1,226,662       (359,329)     2,357,976       5,613,964
5 AllianceBernstein Value Portfolio - Class B                   53,532         29,566         (5,461)        82,198         159,835
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       2,067,503         38,753       (289,116)      (228,896)      1,588,244
2 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                          89,564          1,054         (4,195)       (10,421)         76,002
7 Delaware VIP Balanced Series                                  11,664              0           (323)             0          11,341
7 Delaware VIP Balanced Series                                  72,289              0        (18,695)        (5,009)         48,585
7 Delaware VIP Capital Reserves Series                          22,694              0        (15,159)         1,956           9,491
7 Delaware VIP Capital Reserves Series                           8,328              0             (4)             0           8,324
7 Delaware VIP Cash Reserves Series                             51,146              0         (6,391)        33,139          77,894
7 Delaware VIP Cash Reserves Series                                139              0           (820)           681               0
7 Delaware VIP Growth Opportunities Series                       7,369              0           (619)          (443)          6,307
7 Delaware VIP Growth Opportunities Series                      44,502              0         (1,284)        (6,446)         36,772
7 Delaware VIP High Yield Series                                 4,911              0             53            (89)          4,875
7 Delaware VIP High Yield Series                                33,651              0         (3,379)          (250)         30,022
7 Delaware VIP Large Cap Value Series                            5,797              0             (1)                         5,796
7 Delaware VIP Large Cap Value Series                          219,986              0        (32,152)       (17,931)        169,903
2 Dreyfus Stock Index Fund - Initial shares                      1,658              0              0            433           2,091
3 Dreyfus Stock Index Fund - Initial shares                    814,798          3,768        (96,715)       (70,010)        651,841
2 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                        1,042              0             (1)             0           1,041
3 Dreyfus VIF Small Company Stock Portfolio - Initial
   shares                                                      178,062             82        (17,256)         4,260         165,148
2 Fidelity VIP Asset Manager Portfolio - Initial Class           1,046              0              0            524           1,570
3 Fidelity VIP Asset Manager Portfolio - Initial Class         861,766          1,224       (113,792)      (116,285)        632,913
2 Fidelity VIP Contrafund Portfolio - Initial Class                125              0              0              0             125
3 Fidelity VIP Contrafund Portfolio - Initial Class            367,982          1,441        (58,760)        (8,758)        301,905
2 Fidelity VIP Growth Portfolio - Initial Class                     79              0              0              0              79
3 Fidelity VIP Growth Portfolio - Initial Class                747,282          3,709       (121,670)       (68,876)        560,445
2 Fidelity VIP High Income Portfolio - Initial Class             1,171              0             (1)             0           1,170
3 Fidelity VIP High Income Portfolio - Initial Class           289,878            385        (49,048)       (39,498)        201,717
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               367,546            329        (62,261)       143,446         449,060
2 Fidelity VIP Money Market Portfolio - Initial Class            2,483              0             (4)        (2,045)            434
3 Fidelity VIP Money Market Portfolio - Initial Class          985,367          7,341       (444,447)       178,255         726,516
3 Fidelity VIP Overseas Portfolio - Initial Class               57,865            226         (4,838)         1,461          54,714
1 Mercury HW International VIP Portfolio                       176,533             85        (13,866)        (2,021)        160,731
2 Mercury HW International VIP Portfolio                        10,911              0           (793)        (1,272)          8,846
1 Merrill Lynch American Balanced V.I. Fund - Class I            1,180              0             (2)             0           1,178
1 Merrill Lynch Basic Value V.I. Fund - Class I                592,994            315        (74,145)       (21,536)        497,628
2 Merrill Lynch Basic Value V.I. Fund - Class I                 65,327              0         (6,998)        (2,575)         55,754
1 Merrill Lynch Core Bond V.I. Fund - Class I                   50,951              0           (748)        (6,577)         43,626
2 Merrill Lynch Core Bond V.I. Fund - Class I                    3,315              0             (3)             0           3,312
1 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                               14,689              0            (20)          (168)         14,501
2 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                                4,489              0           (138)          (364)          3,987
1 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                     118,201              2        (22,736)        16,154         111,621
2 Merrill Lynch Domestic Money Market V.I. Fund -
   Class I                                                       5,157              0           (941)        (4,014)            202
1 Merrill Lynch Global Allocation V.I. Fund - Class I           76,766             51        (18,042)       (13,977)         44,798
2 Merrill Lynch Global Allocation V.I. Fund - Class I           12,251              0         (3,132)          (105)          9,014
1 Merrill Lynch Global Growth V.I. Fund - Class I              101,771            234         (2,604)           134          99,535
2 Merrill Lynch Global Growth V.I. Fund - Class I                2,263              0         (2,263)             0               0
1 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                      70,160              0         (3,901)        (2,065)         64,194
2 Merrill Lynch High Current Income V.I. Fund -
   Class I                                                         193              0           (175)           (18)              0
1 Merrill Lynch Large Cap Core V.I. Fund - Class I             126,262              0         (9,721)         8,209         124,750
2 Merrill Lynch Large Cap Core V.I. Fund - Class I               3,160              0           (630)           610           3,140
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I            80,147            213           (699)        14,732          94,393
1 Merrill Lynch Natural Resource Focus Fund - Class I            2,843              0             (2)        (2,841)              0

                                      VA-I
                                       59

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ACCUMULATION PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Natural Resource Focus Fund - Class I              576              0             (1)          (575)              0
1 Merrill Lynch Small Cap Value V.I. Fund - Class I            120,804             54         (3,209)         9,530         127,179
2 Merrill Lynch Small Cap Value V.I. Fund - Class I             29,630              0         (2,835)           (43)         26,752
1 Merrill Lynch Utilities and Telecom V.I.
   Fund - Class I                                               69,972            131        (13,138)       (13,675)         43,290
2 Merrill Lynch Utilities and Telecom V.I.
   Fund - Class I                                                1,947              0         (1,926)            16              37
1 UBS Series Trust Tactical Allocations Portfolio            1,945,620          2,230       (139,686)      (242,060)      1,566,104
2 UBS Series Trust Tactical Allocations Portfolio              248,176          1,047        (33,901)       (31,606)        183,716
3 Van Eck Worldwide Emerging Markets Fund                       69,215            727        (11,843)        27,697          85,796
3 Van Eck Worldwide Hard Assets Fund                            26,544            245         (4,411)         3,468          25,846

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       60

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ANNUITY PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
3 AIM V.I. Capital Appreciation Fund - Series I shares           1,825              0           (141)            26           1,710
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                           2,856              0           (796)            36           2,096
1 AllianceBernstein Global Bond Portfolio - Class A                414              0           (344)           247             317
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                             896              0           (750)           531             677
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                      26,206              0        (15,648)         1,243          11,801
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                       2,431              0           (253)            39           2,217
4 AllianceBernstein Growth and Income Portfolio -
   Class B                                                           0              0            (82)         1,963           1,881
1 AllianceBernstein Growth Portfolio - Class A                   9,044          4,616         (2,777)           245          11,128
1 AllianceBernstein High-Yield Portfolio - Class A               2,906              0         (2,415)            13             504
1 AllianceBernstein International Portfolio - Class A            2,866              0           (629)           102           2,339
1 AllianceBernstein Money Market Portfolio - Class A             4,480              0         (1,458)            66           3,088
1 AllianceBernstein Premier Growth Portfolio - Class A          15,501          4,100         (6,024)            63          13,640
3 AllianceBernstein Premier Growth Portfolio - Class A           1,865              0           (222)            45           1,688
1 AllianceBernstein Quasar Portfolio - Class A                   8,268              0         (2,021)            26           6,273
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                           6,085              0         (1,253)            47           4,879
1 AllianceBernstein Technology Portfolio - Class A              10,629          6,713         (3,164)            88          14,266
1 AllianceBernstein Total Return Portfolio - Class A             5,826              0         (1,464)           104           4,466
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                               12,070              0         (3,084)           384           9,370
1 AllianceBernstein Utility Income Portfolio - Class A             174              0            (61)             0             113
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                           6,512              0         (1,675)            39           4,876
7 Delaware VIP Large Cap Value Series                            1,198              0           (176)             0           1,022
3 Dreyfus Stock Index Fund - Initial shares                      3,253              0           (353)            61           2,961
3 Fidelity VIP Asset Manager Portfolio - Initial Class           1,707              0           (203)            41           1,545
3 Fidelity VIP Contrafund Portfolio - Initial Class              1,731              0           (134)            24           1,621
3 Fidelity VIP Growth Portfolio - Initial Class                  2,017              0           (241)            50           1,826
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                 4,546              0           (468)            92           4,170
1 UBS Series Trust Tactical Allocations Portfolio                1,223              0           (441)             2             784
1 UIF Core Plus Fixed Income Portfolio - Class I                 4,077              0           (541)           (32)          3,504
1 UIF Equity Growth Portfolio - Class I                          4,232              0           (916)           210           3,526
1 UIF Technology Portfolio - Class I                             1,867              0           (134)            15           1,748
1 UIF Value Portfolio - Class I                                    463              0           (251)            (1)            211
1 Vanguard 500 Index Fund                                          868              0            (68)             9             809
6 Vanguard GNMA Fund                                                 0            171             (1)             0             170
1 Vanguard LifeStrategy Conservative Growth Fund                 3,429              0         (1,554)         1,314           3,189
6 Vanguard Lifestrategy Growth Fund                                  0          3,808            (19)            (1)          3,788
1 Vanguard LifeStrategy Growth Fund                              1,380              0           (608)           511           1,283
1 Vanguard LifeStrategy Income Fund                              2,050              0           (247)           104           1,907
6 Vanguard Lifestrategy Moderate Growth Fund                         0         19,113           (112)            (2)         18,999
1 Vanguard Prime Money Market Fund                                 569              0            (43)             4             530
1 Vanguard PRIMECAP Fund                                           296              0            (23)             3             276
1 Vanguard Total Bond Market Index Fund                              0              0            (69)           550             481
1 Vanguard U. S. Growth Fund                                       593              0            (46)             5             552
1 Vanguard Wellington Fund                                         287              0            (22)             3             268
1 Vanguard Windsor Fund                                            294              0            (23)             3             274
6 Vanguard VIF Balanced Portfolio                                    0         35,585           (201)             0          35,384
6 Vanguard VIF Diversified Value Portfolio                           0          1,571            (27)             0           1,544
6 Vanguard VIF International Portfolio                               0          5,342            (14)             0           5,328
6 Vanguard VIF Mid-Cap Index Portfolio                               0          2,209            (13)             0           2,196
6 Vanguard VIF Money Market Portfolio                                0         87,000        (78,809)             1           8,192
6 Vanguard VIF REIT Index Portfolio                                  0          2,460            (31)             0           2,429
6 Vanguard VIF Short Term Corporate Portfolio                        0          1,721           (190)             1           1,532
6 Vanguard VIF Small Company Growth Portfolio                        0          1,581            (27)             0           1,554
6 Vanguard VIF Total Stock Market Index Portfolio                    0          1,582            (27)             0           1,555

                                      VA-I
                                       61

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

CONTRACTS IN ANNUITY PERIOD:

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       62

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

CONTRACTS IN ANNUITY PERIOD:

                                                                                                          Units
                                                         Units, at the                                 Transferred    Units, at the
                                                         Beginning of        Units          Units        between        End of the
                        Sub-accounts                       the Year        Purchased      Withdrawn       Funds            Year
  ---------------------------------------------------------------------------------------------------------------------------------
3 AIM V.I. Capital Appreciation Fund - Series I shares           1,925              0           (100)             0           1,825
1 AllianceBernstein Americas Government Income
   Portfolio - Class A                                           3,625              0           (769)             0           2,856
1 AllianceBernstein Global Bond Portfolio - Class A                579              0         (1,445)         1,280             414
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A                                             397              0            404             95             896
1 AllianceBernstein Growth and Income Portfolio -
   Class A                                                      30,702              0         (5,148)           652          26,206
3 AllianceBernstein Growth and Income Portfolio -
   Class A                                                       2,627              0           (196)             0           2,431
1 AllianceBernstein Growth Portfolio - Class A                  11,005              0         (2,668)           707           9,044
1 AllianceBernstein High-Yield Portfolio - Class A               7,611              0         (4,711)             6           2,906
1 AllianceBernstein International Portfolio - Class A            3,415              0           (797)           248           2,866
1 AllianceBernstein Money Market Portfolio - Class A            18,813              0        (14,333)             0           4,480
1 AllianceBernstein Premier Growth Portfolio - Class A          21,694              0         (6,685)           492          15,501
3 AllianceBernstein Premier Growth Portfolio - Class A           2,023              0           (158)             0           1,865
1 AllianceBernstein Quasar Portfolio - Class A                  10,265              0         (2,624)           627           8,268
1 AllianceBernstein Real Estate Investment
  Portfolio - Class A                                            4,020              0         (2,476)         4,541           6,085
1 AllianceBernstein Technology Portfolio - Class A              13,736              0         (3,855)           748          10,629
1 AllianceBernstein Total Return Portfolio - Class A             7,234              0         (1,840)           432           5,826
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                                5,987              0         (4,346)        10,429          12,070
1 AllianceBernstein Utility Income Portfolio - Class A             238              0            (64)             0             174
1 AllianceBernstein Worldwide Privitization
  Portfolio - Class A                                            8,357              0         (2,329)           484           6,512
7 Delaware VIP Large Cap Value Series                            1,383              0           (185)             0           1,198
3 Dreyfus Stock Index Fund - Initial shares                      3,518              0           (265)             0           3,253
3 Fidelity VIP Asset Manager Portfolio - Initial Class           1,852              0           (145)             0           1,707
3 Fidelity VIP Contrafund Portfolio - Initial Class              1,825              0            (94)             0           1,731
3 Fidelity VIP Growth Portfolio - Initial Class                  2,188              0           (171)             0           2,017
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                 4,875              0           (329)             0           4,546
1 UBS Series Trust Tactical Allocations Portfolio                1,685              0           (462)             0           1,223
1 UIF Core Plus Fixed Income Portfolio - Class I                 4,354              0           (294)            17           4,077
1 UIF Equity Growth Portfolio - Class I                          4,520              0           (307)            19           4,232
1 UIF Technology Portfolio - Class I                             1,993              0           (133)             7           1,867
1 UIF Value Portfolio - Class I                                    497              0            (38)             4             463
1 Vanguard 500 Index Fund                                            0            925              0            (57)            868
1 Vanguard LifeStrategy Conservative Growth Fund                     0          2,150              0          1,279           3,429
1 Vanguard LifeStrategy Growth Fund                                  0            887              0            493           1,380
1 Vanguard LifeStrategy Income Fund                                  0          2,384              0           (334)          2,050
1 Vanguard Prime Money Market Fund                                   0            579              0            (10)            569
1 Vanguard PRIMECAP Fund                                             0            315              0            (19)            296
1 Vanguard U. S. Growth Fund                                         0            655              0            (62)            593
1 Vanguard Wellington Fund                                           0            294              0             (7)            287
1 Vanguard Windsor Fund                                              0            305              0            (11)            294

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

                                      VA-I
                                       63

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003       1,865  $    10.18  $     18,987     0.00%    1.45%   27.59%
                                                              2002       1,915        7.98        15,273     0.00%    1.45%  -25.45%
                                                              2001       1,675       10.70        17,925    11.40%    1.45%  -24.39%
3 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003     156,769       10.21     1,601,103     0.00%    1.40%   27.66%
                                                              2002     174,350        8.00     1,394,185     0.00%    1.40%  -25.41%
                                                              2001     212,831       10.72     2,281,641     6.67%    1.40%  -24.34%
2 AIM V.I. International Growth Fund - Series I shares
                                                              2003       1,248       10.16        12,672     0.45%    1.45%   27.27%
                                                              2002       1,249        7.98         9,975     0.60%    1.45%  -16.89%
                                                              2001       1,251        9.61        12,017     5.64%    1.45%  -24.65%
3 AIM V.I. International Growth Fund - Series I shares
                                                              2003     103,232       10.19     1,051,681     0.45%    1.40%   27.34%
                                                              2002     146,435        8.00     1,172,168     0.39%    1.40%  -16.85%
                                                              2001     285,545        9.63     2,748,812     2.14%    1.40%  -24.62%
1 AllianceBernstein Americas Government Income Portfolio -
   Class A
                                                              2003   2,760,409       19.26    53,161,067     4.83%    1.40%    5.87%
                                                              2002   3,551,827       18.19    64,615,635     5.15%    1.40%    9.45%
                                                              2001   2,683,830       16.62    44,609,351     7.01%    1.40%    2.16%
2 AllianceBernstein Americas Government Income Portfolio -
   Class A
                                                              2003      47,706       19.20       915,798     4.62%    1.45%    5.82%
                                                              2002      77,435       18.14     1,404,897     5.37%    1.45%    9.40%
                                                              2001      44,442       16.58       737,059     5.42%    1.45%    2.06%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003   1,027,281       17.30    17,767,141     6.29%    1.40%   11.65%
                                                              2002   1,063,112       15.49    16,462,865     0.85%    1.40%   15.29%
                                                              2001     644,799       13.43     8,660,882     0.00%    1.40%   -1.67%
2 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003      41,873       17.24       721,878     5.93%    1.45%   11.66%
                                                              2002      35,192       15.44       543,499     0.90%    1.45%   15.23%
                                                              2001      20,430       13.40       273,811     0.00%    1.45%   -1.74%
3 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003       2,110       12.98        27,382    11.20%    1.40%   11.69%
                                                              2002      17,463       11.62       202,924     0.88%    1.40%   15.29%
                                                              2001      16,773       10.08       169,060     0.00%    1.40%   -1.67%
1 AllianceBernstein Global Dollar Government Portfolio -
   Class A
                                                              2003     763,719       28.51    21,775,961     5.72%    1.40%   31.58%
                                                              2002     897,444       21.67    19,451,085     6.54%    1.40%   14.53%
                                                              2001     477,555       18.92     9,037,648    10.46%    1.40%    7.83%

                                      VA-I
                                       64

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Global Dollar Government Portfolio -
   Class A
                                                              2003      30,193  $    28.42  $    858,145     5.64%    1.45%   31.46%
                                                              2002      27,899       21.62       603,039     9.23%    1.45%   14.47%
                                                              2001      12,365       18.88       233,491     9.61%    1.45%    7.78%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003   7,494,776       35.47   265,834,782     1.03%    1.40%   30.64%
                                                              2002   8,618,957       27.15   233,967,594     0.64%    1.40%  -23.14%
                                                              2001  11,262,387       35.32   397,752,465     5.00%    1.40%   -1.05%
2 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     250,936       35.36     8,871,978     1.02%    1.45%   30.61%
                                                              2002     267,105       27.07     7,231,116     0.64%    1.45%  -23.18%
                                                              2001     337,172       35.24    11,881,538     4.76%    1.45%   -1.10%
3 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     456,946       22.00    10,053,264     1.29%    1.40%   30.65%
                                                              2002     324,303       16.84     5,460,606     0.60%    1.40%  -23.14%
                                                              2001     594,277       21.91    13,018,480     5.11%    1.40%   -1.06%
4 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003   5,529,170       35.08   193,941,609     0.83%    1.40%   30.35%
                                                              2002   5,721,618       26.91   153,966,195     0.58%    1.40%  -23.35%
                                                              2001   4,597,812       35.11   161,410,548     3.98%    1.40%   -1.25%
5 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003     179,523       34.96     6,276,776     0.81%    1.45%   30.27%
                                                              2002     180,402       26.84     4,841,378     0.61%    1.45%  -23.39%
                                                              2001     157,141       35.03     5,504,411     4.67%    1.45%   -1.30%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003   4,596,623       22.15   101,813,109     0.00%    1.40%   33.19%
                                                              2002   5,372,655       16.63    89,354,118     0.00%    1.40%  -29.08%
                                                              2001   7,321,002       23.45   171,677,981    14.20%    1.40%  -24.55%
2 AllianceBernstein Growth Portfolio - Class A
                                                              2003     146,012       22.08     3,223,723     0.00%    1.45%   33.08%
                                                              2002     160,437       16.59     2,661,047     0.00%    1.45%  -29.11%
                                                              2001     217,197       23.40     5,082,022    13.42%    1.45%  -24.57%
3 AllianceBernstein Growth Portfolio - Class A
                                                              2003     262,464       15.31     4,018,958     0.00%    1.40%   33.15%
                                                              2002     200,058       11.50     2,300,171     0.00%    1.40%  -29.08%
                                                              2001     262,883       16.21     4,261,717    14.34%    1.40%  -24.53%
4 AllianceBernstein Growth Portfolio - Class B
                                                              2003   2,435,912       21.89    53,310,512     0.00%    1.40%   32.80%
                                                              2002   2,490,925       16.48    41,040,545     0.00%    1.40%  -29.26%
                                                              2001   2,337,209       23.29    54,439,422    14.93%    1.40%  -24.72%
5 AllianceBernstein Growth Portfolio - Class B
                                                              2003      72,978       21.82     1,592,020     0.00%    1.45%   32.78%
                                                              2002      69,835       16.43     1,147,483     0.00%    1.45%  -29.30%
                                                              2001      74,266       23.24     1,726,017    13.52%    1.45%  -24.76%

                                      VA-I
                                       65

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein High-Yield Portfolio - Class A
                                                              2003   4,045,676  $    10.31  $ 41,711,274     5.98%    1.40%   20.73%
                                                              2002   3,616,820        8.54    30,883,503     6.46%    1.40%   -4.38%
                                                              2001   3,178,040        8.93    28,379,789     7.58%    1.40%    1.59%
2 AllianceBernstein High-Yield Portfolio - Class A
                                                              2003     165,236       10.28     1,698,315     5.65%    1.45%   20.64%
                                                              2002     153,149        8.52     1,304,314     6.00%    1.45%   -4.43%
                                                              2001     122,440        8.91     1,091,082     7.26%    1.45%    1.49%
1 AllianceBernstein International Portfolio - Class A
                                                              2003   3,249,996       12.63    41,056,823     0.13%    1.40%   29.70%
                                                              2002   3,715,310        9.74    36,169,007     0.05%    1.40%  -16.45%
                                                              2001   4,259,637       11.65    49,635,643     5.70%    1.40%  -23.44%
2 AllianceBernstein International Portfolio - Class A
                                                              2003     112,558       12.59     1,417,363     0.13%    1.45%   29.68%
                                                              2002     109,418        9.71     1,062,310     0.05%    1.45%  -16.50%
                                                              2001     118,393       11.63     1,376,526     5.53%    1.45%  -23.46%
1 AllianceBernstein International Value Portfolio - Class A
                                                              2003   1,630,940       13.02    21,233,604     0.34%    1.40%   42.29%
                                                              2002   1,404,665        9.15    12,846,278     0.14%    1.40%   -6.47%
                                                              2001     379,508        9.78     3,710,767     0.00%    1.40%   -2.22%
2 AllianceBernstein International Value Portfolio - Class A
                                                              2003      68,529       13.00       891,010     0.34%    1.45%   42.25%
                                                              2002      72,074        9.14       658,598     0.11%    1.45%   -6.51%
                                                              2001      13,018        9.77       127,249     0.00%    1.45%   -2.25%
1 AllianceBernstein Money Market Portfolio - Class A
                                                              2003   2,740,288       12.81    35,092,595     0.56%    1.40%   -0.88%
                                                              2002   5,029,056       12.92    64,965,075     1.07%    1.40%   -0.30%
                                                              2001   6,153,628       12.96    79,733,336     3.38%    1.40%    2.11%
2 AllianceBernstein Money Market Portfolio - Class A
                                                              2003      76,963       12.77       982,435     0.58%    1.45%   -0.89%
                                                              2002     143,799       12.88     1,852,554     1.24%    1.45%   -0.35%
                                                              2001     119,747       12.93     1,548,151     3.87%    1.45%    2.04%
4 AllianceBernstein Money Market Portfolio - Class B
                                                              2003   2,676,391       12.66    33,893,717     0.31%    1.40%   -1.14%
                                                              2002   3,501,890       12.81    44,846,578     0.87%    1.40%   -0.55%
                                                              2001   3,525,517       12.88    45,399,463     2.47%    1.40%    1.88%
5 AllianceBernstein Money Market Portfolio - Class B
                                                              2003      11,111       12.62       140,257     0.38%    1.45%   -1.15%
                                                              2002      68,450       12.77       874,227     0.95%    1.45%   -0.60%
                                                              2001      62,016       12.85       796,835     3.24%    1.45%    1.81%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003   7,476,698       24.77   185,168,151     0.00%    1.40%   21.94%
                                                              2002   8,952,876       20.31   181,817,723     0.00%    1.40%  -31.61%
                                                              2001  12,039,087       29.70   357,501,371     5.24%    1.40%  -18.38%

                                      VA-I
                                       66

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003     322,146  $    24.69  $  7,952,684     0.00%    1.45%   21.91%
                                                              2002     356,910       20.25     7,228,588     0.00%    1.45%  -31.64%
                                                              2001     512,622       29.63    15,188,700     5.13%    1.45%  -18.40%
3 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003      45,912       11.17       512,889     0.00%    1.40%   21.96%
                                                              2002     253,204        9.16     2,319,470     0.00%    1.40%  -31.61%
                                                              2001      91,161       13.39     1,221,060     5.39%    1.40%  -18.38%
4 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003   3,351,175       24.53    82,218,177     0.00%    1.40%   21.64%
                                                              2002   3,626,004       20.17    73,126,803     0.00%    1.40%  -31.80%
                                                              2001   3,127,395       29.57    92,485,049     5.06%    1.40%  -18.56%
5 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003     115,298       24.46     2,819,674     0.00%    1.45%   21.61%
                                                              2002     123,402       20.11     2,481,937     0.00%    1.45%  -31.84%
                                                              2001     121,580       29.51     3,587,496     5.63%    1.45%  -18.60%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003   4,473,127       10.59    47,361,193     0.00%    1.40%   46.85%
                                                              2002   4,678,873        7.21    33,738,091     0.00%    1.40%  -32.72%
                                                              2001   5,108,790       10.72    54,752,873     3.14%    1.40%  -13.99%
2 AllianceBernstein Quasar Portfolio - Class A
                                                              2003     225,643       10.55     2,381,429     0.00%    1.45%   46.79%
                                                              2002     220,740        7.19     1,587,382     0.00%    1.45%  -32.75%
                                                              2001     215,396       10.69     2,303,378     3.10%    1.45%  -14.04%
3 AllianceBernstein Quasar Portfolio - Class A
                                                              2003      33,671       10.29       346,487     0.00%    1.40%   46.79%
                                                              2002      50,718        7.01       355,433     0.00%    1.40%  -32.72%
                                                              2001      62,518       10.42       651,192     3.05%    1.40%  -13.99%
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003   2,186,223       17.24    37,682,357     2.50%    1.40%   37.34%
                                                              2002   2,296,783       12.55    28,819,965     2.79%    1.40%    1.17%
                                                              2001   1,720,052       12.40    21,332,597     3.10%    1.40%    9.27%
2 AllianceBernstein Real Estate Investment Portfolio - Class A
                                                              2003     134,029       17.18     2,302,754     2.44%    1.45%   37.34%
                                                              2002     142,864       12.51     1,787,800     2.90%    1.45%    1.12%
                                                              2001     105,314       12.37     1,303,245     2.57%    1.45%    9.22%
1 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003   3,759,335       14.27    53,650,298     1.42%    1.40%   39.37%
                                                              2002   3,537,441       10.24    36,240,688     0.37%    1.40%   -7.50%
                                                              2001   1,544,796       11.08    17,109,741     0.00%    1.40%   10.76%
2 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003     115,011       14.25     1,639,166     1.45%    1.45%   39.18%
                                                              2002     113,662       10.24     1,163,486     0.31%    1.45%   -7.55%
                                                              2001      27,532       11.07       304,836     0.00%    1.45%   10.72%

                                      VA-I
                                       67

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003   5,436,959  $    14.91  $ 81,068,515     0.00%    1.40%   42.14%
                                                              2002   6,507,121       10.49    68,288,796     0.00%    1.40%  -42.52%
                                                              2001   8,757,045       18.26   159,877,968     7.64%    1.40%  -26.29%
2 AllianceBernstein Technology Portfolio - Class A
                                                              2003     261,058       14.86     3,880,050     0.00%    1.45%   41.96%
                                                              2002     298,166       10.47     3,120,606     0.00%    1.45%  -42.55%
                                                              2001     428,061       18.22     7,797,853     7.69%    1.45%  -26.31%
3 AllianceBernstein Technology Portfolio - Class A
                                                              2003      97,035       14.43     1,400,165     0.00%    1.40%   42.02%
                                                              2002     122,373       10.16     1,242,796     0.00%    1.40%  -42.52%
                                                              2001     154,500       17.67     2,729,686     7.19%    1.40%  -26.29%
4 AllianceBernstein Technology Portfolio - Class B
                                                              2003   2,155,845       14.79    31,889,169     0.00%    1.40%   41.82%
                                                              2002   2,215,703       10.43    23,114,430     0.00%    1.40%  -42.62%
                                                              2001   2,196,651       18.18    39,936,063     7.78%    1.40%  -26.51%
5 AllianceBernstein Technology Portfolio - Class B
                                                              2003     116,855       14.74     1,722,967     0.00%    1.45%   41.77%
                                                              2002     114,475       10.40     1,190,973     0.00%    1.45%  -42.65%
                                                              2001     127,344       18.14     2,310,058     7.82%    1.45%  -26.53%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003   7,627,169       22.42   170,980,771     2.56%    1.40%   17.43%
                                                              2002   7,748,990       19.09   147,964,881     2.73%    1.40%  -11.83%
                                                              2001   6,996,722       21.66   151,521,619     4.51%    1.40%    0.82%
2 AllianceBernstein Total Return Portfolio - Class A
                                                              2003     222,481       22.35     4,971,440     2.58%    1.45%   17.36%
                                                              2002     186,681       19.04     3,554,969     2.99%    1.45%  -11.87%
                                                              2001     176,712       21.61     3,818,432     3.91%    1.45%    0.78%
3 AllianceBernstein Total Return Portfolio - Class A
                                                              2003      71,988       11.21       807,131     2.65%    1.40%   17.40%
                                                              2002      91,811        9.55       876,815     2.69%    1.40%  -11.83%
                                                              2001     104,738       10.83     1,134,438     9.38%    1.40%    0.85%
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003   7,066,944       15.63   110,437,430     4.08%    1.40%    2.41%
                                                              2002   9,206,476       15.26   140,445,210     2.77%    1.40%    6.29%
                                                              2001   6,393,452       14.35    91,762,502     4.04%    1.40%    6.39%
2 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003     221,174       15.58     3,445,273     3.76%    1.45%    2.41%
                                                              2002     242,090       15.21     3,683,090     2.94%    1.45%    6.23%
                                                              2001     125,819       14.32     1,801,839     3.72%    1.45%    6.32%
4 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003     228,781       15.45     3,534,444     3.89%    1.40%    2.18%
                                                              2002     255,166       15.12     3,858,444     2.53%    1.40%    6.05%
                                                              2001     213,701       14.26     3,047,165     4.14%    1.40%    6.09%

                                      VA-I
                                       68

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
5 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003      17,729  $    15.40  $    273,019     4.25%    1.45%    2.12%
                                                              2002      16,606       15.08       250,426     2.54%    1.45%    5.99%
                                                              2001       8,794       14.23       125,117     3.20%    1.45%    6.02%
1 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B
                                                              2003     106,799       10.91     1,165,304     0.00%    1.40%    9.11%
2 AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B
                                                              2003       2,571       10.91        28,051     0.00%    1.45%    9.08%
1 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003   2,151,498       17.09    36,777,006     3.05%    1.40%   18.21%
                                                              2002   2,458,985       14.46    35,555,868     1.83%    1.40%  -23.20%
                                                              2001   2,898,269       18.83    54,569,784     4.50%    1.40%  -23.59%
2 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003      67,909       17.04     1,157,094     3.10%    1.45%   18.16%
                                                              2002      71,898       14.42     1,036,802     1.66%    1.45%  -23.24%
                                                              2001      97,061       18.79     1,823,466     4.61%    1.45%  -23.63%
4 AllianceBernstein Value Portfolio - Class B
                                                              2003   6,157,155       10.85    66,790,897     0.72%    1.40%   26.73%
                                                              2002   5,613,964        8.56    48,074,324     0.22%    1.40%  -14.16%
                                                              2001   2,388,655        9.98    23,829,454     0.00%    1.40%   -0.24%
5 AllianceBernstein Value Portfolio - Class B
                                                              2003     181,726       10.83     1,968,674     0.72%    1.45%   26.56%
                                                              2002     159,835        8.56     1,367,582     0.21%    1.45%  -14.20%
                                                              2001      53,532        9.97       533,864     0.00%    1.45%   -0.27%
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003   1,425,468       19.86    28,314,242     1.02%    1.40%   41.48%
                                                              2002   1,594,756       14.04    22,390,940     1.84%    1.40%   -5.52%
                                                              2001   2,075,860       14.86    30,850,133     5.87%    1.40%  -18.43%
2 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003      75,660       19.80     1,498,021     0.97%    1.45%   41.42%
                                                              2002      76,002       14.00     1,064,208     1.82%    1.45%   -5.57%
                                                              2001      89,564       14.83     1,328,095     5.47%    1.45%  -18.48%
7 Delaware VIP Balanced Series
                                                              2003       9,072       18.15       164,662     3.34%    1.40%   17.55%
                                                              2002      11,341       15.44       175,105     3.04%    1.40%  -17.44%
                                                              2001      11,664       18.70       218,129     1.15%    1.40%   -8.95%
7 Delaware VIP Balanced Series
                                                              2003      37,216       27.49     1,022,931     3.16%    1.25%   17.71%
                                                              2002      48,585       23.35     1,134,329     3.04%    1.25%  -17.31%
                                                              2001      72,289       28.24     2,041,132     2.40%    1.25%   -8.81%

                                      VA-I
                                       69

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
7 Delaware VIP Capital Reserves Series
                                                              2003       8,633  $    21.84  $    188,580     4.14%    1.25%    3.33%
                                                              2002       9,491       21.14       200,652     5.42%    1.25%    5.77%
                                                              2001      22,694       19.99       453,759     5.59%    1.25%    6.91%
7 Delaware VIP Capital Reserves Series
                                                              2003       3,533       16.37        57,831     3.72%    1.40%    3.19%
                                                              2002       8,324       15.86       132,052     4.59%    1.40%    5.62%
                                                              2001       8,328       15.02       124,943     2.81%    1.40%    6.75%
7 Delaware VIP Cash Reserves Series
                                                              2003      30,049       16.34       491,028     0.52%    1.25%   -0.66%
                                                              2002      77,894       16.45     1,281,098     1.18%    1.25%    0.00%
                                                              2001      51,146       16.45       841,147     2.04%    1.25%    2.59%
7 Delaware VIP Cash Reserves Series
                                                              2002           0       13.37             0    19.97%    1.40%   -0.15%
                                                              2001         139       13.39         1,864     7.51%    1.40%    2.43%
7 Delaware VIP Growth Opportunities Series
                                                              2003       5,175       24.87       128,720     0.00%    1.40%   39.12%
                                                              2002       6,307       17.88       112,793    11.73%    1.40%  -25.98%
                                                              2001       7,369       24.16       178,045    21.62%    1.40%  -16.96%
7 Delaware VIP Growth Opportunities Series
                                                              2003      35,683       27.94       996,985     0.00%    1.25%   39.28%
                                                              2002      36,772       20.06       737,540    12.90%    1.25%  -25.87%
                                                              2001      44,502       27.06     1,204,098    10.61%    1.25%  -16.84%
7 Delaware VIP High Yield Series
                                                              2003       3,970       15.17        60,232     8.09%    1.40%   26.98%
                                                              2002       4,875       11.95        58,270    10.13%    1.40%    0.42%
                                                              2001       4,911       11.90        58,450     3.85%    1.40%   -5.44%
7 Delaware VIP High Yield Series
                                                              2003      28,042       21.51       603,222     7.42%    1.25%   27.14%
                                                              2002      30,022       16.92       507,933    10.55%    1.25%    0.57%
                                                              2001      33,651       16.82       566,072     9.05%    1.25%   -5.30%
7 Delaware VIP Large Cap Value Series
                                                              2003       6,816       27.40       186,762     1.50%    1.40%   26.50%
                                                              2002       6,994       21.66       151,477     1.59%    1.40%  -19.81%
                                                              2001       7,180       27.01       193,931     0.10%    1.40%   -5.20%
7 Delaware VIP Large Cap Value Series
                                                              2003     141,218       32.44     4,580,983     2.01%    1.25%   26.71%
                                                              2002     169,903       25.60     4,349,989     1.66%    1.25%  -19.69%
                                                              2001     219,986       31.88     7,012,989     0.19%    1.25%   -5.09%
2 Dreyfus Stock Index Fund - Initial shares
                                                              2003       2,090       17.31        36,185     1.47%    1.45%   26.55%
                                                              2002       2,091       13.68        28,610     1.49%    1.45%  -23.48%
                                                              2001       1,658       17.88        29,652     1.72%    1.45%  -13.44%
3 Dreyfus Stock Index Fund - Initial shares
                                                              2003     561,568       17.37     9,753,283     1.44%    1.40%   26.59%
                                                              2002     655,094       13.72     8,988,442     1.29%    1.40%  -23.44%
                                                              2001     818,316       17.92    14,666,237     1.54%    1.40%  -13.42%

                                      VA-I
                                       70

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003       1,040  $    12.34  $     12,835     0.11%    1.45%   40.82%
                                                              2002       1,041        8.76         9,118     0.24%    1.45%  -20.87%
                                                              2001       1,042       11.07        11,530     0.07%    1.45%   -2.93%
3 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003     155,609       12.38     1,925,779     0.10%    1.40%   40.95%
                                                              2002     165,148        8.78     1,450,018     0.23%    1.40%  -20.83%
                                                              2001     178,062       11.09     1,974,710     0.06%    1.40%   -2.89%
2 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003       1,570       15.38        24,145     3.66%    1.45%   16.32%
                                                              2002       1,570       13.22        20,765     6.24%    1.45%  -10.04%
                                                              2001       1,046       14.70        15,384     0.00%    1.45%   -5.46%
3 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003     556,586       15.43     8,586,200     3.66%    1.40%   16.34%
                                                              2002     634,620       13.26     8,415,280     4.33%    1.40%  -10.00%
                                                              2001     863,618       14.73    12,723,960     5.46%    1.40%   -5.43%
2 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003         433       14.35         6,217     0.45%    1.45%   26.61%
                                                              2002         125       11.33         1,412     0.99%    1.45%  -10.66%
                                                              2001         125       12.68         1,590     3.48%    1.45%  -13.50%
3 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003     243,907       14.39     3,509,725     0.45%    1.40%   26.67%
                                                              2002     303,636       11.36     3,449,014     0.89%    1.40%  -10.61%
                                                              2001     369,807       12.71     4,699,257     3.61%    1.40%  -13.50%
2 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003          78       15.91         1,242     0.28%    1.45%   30.92%
                                                              2002          79       12.15           955     0.32%    1.45%  -31.11%
                                                              2001          79       17.64         1,395     7.21%    1.45%  -18.84%
3 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003     475,603       15.96     7,589,575     0.28%    1.40%   31.02%
                                                              2002     562,462       12.18     6,851,466     0.27%    1.40%  -31.08%
                                                              2001     749,470       17.67    13,246,181     7.79%    1.40%  -18.81%
2 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003       1,169       10.81        12,633     7.55%    1.45%   25.50%
                                                              2002       1,170        8.61        10,080    14.07%    1.45%    1.95%
                                                              2001       1,171        8.45         9,893    13.06%    1.45%  -12.98%
3 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003     169,855       10.84     1,841,237     7.55%    1.40%   25.46%
                                                              2002     201,717        8.64     1,742,374    11.57%    1.40%    2.01%
                                                              2001     289,878        8.47     2,454,659    21.70%    1.40%  -12.97%
3 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class
                                                              2003     271,530       15.64     4,246,199     4.80%    1.40%    3.77%
                                                              2002     453,606       15.07     6,837,666     4.53%    1.40%    8.81%
                                                              2001     372,421       13.85     5,159,382     7.32%    1.40%    6.98%

                                      VA-I
                                       71

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003           0  $    12.37  $          0     0.96%    1.45%   -0.45%
                                                              2002         434       12.43         5,396     0.59%    1.45%    0.23%
                                                              2001       2,483       12.40        30,797     9.23%    1.45%    2.67%
3 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003     407,606       12.41     5,059,895     0.96%    1.40%   -0.37%
                                                              2002     726,516       12.46     9,055,451     1.67%    1.40%    0.28%
                                                              2001     985,367       12.43    12,247,550     4.09%    1.40%    2.72%
3 Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003      31,728       12.76       404,990     0.97%    1.40%   41.35%
                                                              2002      54,714        9.03       493,984     0.82%    1.40%  -21.39%
                                                              2001      57,865       11.49       664,582    13.39%    1.40%  -22.29%
1 Mercury HW International VIP Portfolio
                                                              2003           0       10.53             0     0.19%    1.40%   27.01%
                                                              2002     160,731        8.29     1,332,414     3.90%    1.40%  -12.77%
                                                              2001     176,533        9.50     1,677,652     6.07%    1.40%  -14.15%
2 Mercury HW International VIP Portfolio
                                                              2003           0       10.50             0     0.22%    1.45%   27.03%
                                                              2002       8,846        8.27        73,196     3.70%    1.45%  -12.81%
                                                              2001      10,911        9.49       103,553     7.85%    1.45%  -14.19%
1 Merrill Lynch American Balanced V.I. Fund - Class I
                                                              2003           0        9.26             0     0.00%    1.40%   12.34%
                                                              2002       1,178        8.24         9,702     2.84%    1.40%  -14.88%
                                                              2001       1,180        9.68        11,415     2.58%    1.40%   -3.23%
1 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003     478,230       15.47     7,400,091     1.12%    1.40%   31.36%
                                                              2002     497,628       11.78     5,860,891     1.30%    1.40%  -18.91%
                                                              2001     592,994       14.52     8,612,954     5.96%    1.40%    2.79%
2 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003      50,913       15.43       785,406     1.12%    1.45%   31.29%
                                                              2002      55,754       11.75       654,963     1.33%    1.45%  -18.95%
                                                              2001      65,327       14.49       946,875    -4.22%    1.45%    2.72%
1 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003      37,323       13.09       488,622     3.70%    1.40%    3.33%
                                                              2002      43,626       12.67       552,875     4.57%    1.40%    8.05%
                                                              2001      50,951       11.73       597,594     5.59%    1.40%    5.19%
2 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003       3,308       13.05        43,180     3.86%    1.45%    3.26%
                                                              2002       3,312       12.64        41,862     4.70%    1.45%    8.00%
                                                              2001       3,315       11.70        38,801     6.03%    1.45%    5.16%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0        9.63             0     4.64%    1.40%   39.03%
                                                              2002      14,501        6.93       100,560     0.41%    1.40%  -11.49%
                                                              2001      14,689        7.84       115,088     0.90%    1.40%    0.07%

                                      VA-I
                                       72

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0  $     9.61  $          0     4.45%    1.45%   38.81%
                                                              2002       3,987        6.92        27,579     0.40%    1.45%  -11.54%
                                                              2001       4,489        7.82        35,096     0.93%    1.45%   -0.01%
1 Merrill Lynch Domestic Money Market V.I. Fund - Class I
                                                              2003      71,985       11.48       826,687     0.73%    1.40%   -0.66%
                                                              2002     111,621       11.56     1,290,531     1.58%    1.40%    0.07%
                                                              2001     118,201       11.55     1,365,627     3.62%    1.40%    2.42%
2 Merrill Lynch Domestic Money Market V.I. Fund - Class I
                                                              2003         202       11.45         2,311     0.73%    1.45%   -0.70%
                                                              2002         202       11.53         2,331     1.71%    1.45%    0.02%
                                                              2001       5,157       11.53        59,456     4.08%    1.45%    2.39%
1 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003      56,689       12.37       701,203     3.32%    1.40%   32.86%
                                                              2002      44,798        9.31       417,193     2.52%    1.40%   -9.42%
                                                              2001      76,766       10.28       789,286     1.35%    1.40%  -10.12%
2 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003      20,049       12.33       247,231     3.93%    1.45%   32.74%
                                                              2002       9,014        9.29        83,728     2.93%    1.45%   -9.47%
                                                              2001      12,251       10.26       125,696     1.36%    1.45%  -10.15%
1 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003     104,442        7.75       809,736     1.05%    1.40%   31.63%
                                                              2002      99,535        5.89       585,938     0.11%    1.40%  -28.74%
                                                              2001     101,771        8.26       840,754     0.90%    1.40%  -24.14%
2 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003         853        7.73         6,601     1.82%    1.45%   31.64%
2 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2002           0        5.88             0     0.00%    1.45%  -28.78%
                                                              2001       2,263        8.25        18,674     1.31%    1.45%  -24.17%
1 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003      70,479       11.40       803,134     9.31%    1.40%   26.33%
                                                              2002      64,194        9.02       579,027     9.90%    1.40%   -2.83%
                                                              2001      70,160        9.28       651,309    10.61%    1.40%    2.58%
2 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003         710       11.36         8,069    10.77%    1.45%   26.27%
2 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2002           0        9.00             0    14.83%    1.45%   -2.88%
                                                              2001         193        9.26         1,788    14.33%    1.45%    2.48%
1 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003     154,644       11.63     1,798,097     5.56%    1.40%   10.43%
2 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003       9,274       11.60       107,577     5.57%    1.45%   10.43%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003     127,041       12.90     1,639,153     0.40%    1.40%   29.67%
                                                              2002     124,750        9.95     1,241,056     0.81%    1.40%  -18.14%
                                                              2001     126,262       12.15     1,534,402     0.78%    1.40%   -8.70%

                                      VA-I
                                       73

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003       2,839  $    12.86  $     36,521     0.38%    1.45%   29.67%
                                                              2002       3,140        9.92        31,156     0.81%    1.45%  -18.18%
                                                              2001       3,160       12.13        38,318     0.48%    1.45%   -8.75%
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I
                                                              2003           0        8.53             0     0.00%    1.40%   27.12%
                                                              2002      94,393        6.71       633,141     0.00%    1.40%  -24.46%
                                                              2001      80,147        8.88       711,649     0.02%    1.40%  -10.58%
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I
                                                              2003      93,216        8.86       826,256     0.00%    1.40%    3.88%
1 Merrill Lynch Natural Resource Focus Fund - Class I
                                                              2002           0       12.89             0     0.00%    1.40%   13.47%
                                                              2001       2,843       11.36        32,284     0.17%    1.40%  -12.24%
2 Merrill Lynch Natural Resource Focus Fund - Class I
                                                              2002           0       12.86             0     0.00%    1.45%   13.50%
                                                              2001         576       11.33         6,533     0.19%    1.45%  -12.28%
1 Merrill Lynch Small Cap Value V.I. Fund - Class I
                                                              2003     126,884       17.73     2,249,553     0.36%    1.40%   40.93%
                                                              2002     127,179       12.58     1,599,971     1.31%    1.40%  -24.82%
                                                              2001     120,804       16.73     2,021,508     7.71%    1.40%   28.03%
2 Merrill Lynch Small Cap Value V.I. Fund - Class I
                                                              2003      20,573       17.67       363,615     0.40%    1.45%   40.83%
                                                              2002      26,752       12.55       335,683     1.22%    1.45%  -24.86%
                                                              2001      29,630       16.70       494,786     7.68%    1.45%   27.96%
1 Merrill Lynch Utilities and Telecom V.I. Fund - Class I
                                                              2003      35,886       11.83       424,708     2.87%    1.40%   18.47%
                                                              2002      43,290        9.99       432,264     3.37%    1.40%  -19.90%
                                                              2001      69,972       12.47       872,249     6.60%    1.40%  -15.20%
2 Merrill Lynch Utilities and Telecom V.I. Fund - Class I
                                                              2003          36       11.80           426     3.05%    1.45%   18.46%
                                                              2002          37        9.96           366     2.18%    1.45%  -19.94%
                                                              2001       1,947       12.44        24,218     7.93%    1.45%  -15.26%
1 UBS Series Trust Tactical Allocations Portfolio
                                                              2003   1,332,747       13.99    18,643,595     1.16%    1.40%   25.80%
                                                              2002   1,567,327       11.12    17,421,847     0.81%    1.40%  -23.76%
                                                              2001   1,947,305       14.58    28,390,697     8.51%    1.40%  -13.63%
2 UBS Series Trust Tactical Allocations Portfolio
                                                              2003     150,601       13.95     2,101,108     1.32%    1.45%   25.80%
                                                              2002     183,716       11.09     2,037,685     0.82%    1.45%  -23.80%
                                                              2001     248,176       14.56     3,612,233     8.23%    1.45%  -13.67%
1 UIF Core Plus Fixed Income Portfolio - Class I
                                                              2003       3,504       10.95        38,362     0.84%    0.75%    3.87%
                                                              2002       4,077       10.54        42,977     3.85%    0.75%    6.52%
                                                              2001       4,354        9.90        43,086     5.53%    0.75%  -19.46%

                                      VA-I
                                       74

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 UIF Equity Growth Portfolio - Class I
                                                              2003       3,526  $     9.32  $     32,847     0.00%    0.75%   24.05%
                                                              2002       4,232        7.51        31,797     0.16%    0.75%  -28.40%
                                                              2001       4,520       10.49        47,435     0.00%    0.75%    4.90%
1 UIF Technology Portfolio - Class I
                                                              2003       1,748        8.31        14,529     0.00%    0.75%   46.62%
                                                              2002       1,867        5.67        10,583     0.00%    0.75%  -49.35%
                                                              2001       1,993       11.19        22,301     0.00%    0.75%  -30.99%
1 UIF Value Portfolio - Class I
                                                              2003         211       11.04         2,334     0.00%    0.75%   33.00%
                                                              2002         463        8.30         3,837     0.59%    0.75%  -22.74%
                                                              2001         497       10.74         5,332     2.28%    0.75%  -36.37%
3 Van Eck Worldwide Emerging Markets Fund
                                                              2003      61,448        9.62       590,871     0.12%    1.40%   52.15%
                                                              2002      85,796        6.32       542,588     0.17%    1.40%   -4.25%
                                                              2001      69,215        6.61       457,167     0.00%    1.40%   -3.15%
3 Van Eck Worldwide Hard Assets Fund
                                                              2003       9,422       10.65       100,391     0.64%    1.40%   43.01%
                                                              2002      25,846        7.45       192,486     0.87%    1.40%   -4.19%
                                                              2001      26,544        7.77       206,322     1.19%    1.40%  -11.67%
1 Vanguard 500 Index Fund
                                                              2003         809       10.03         8,115     1.60%    0.75%   27.47%
                                                              2002         868        7.87         6,829     1.47%    0.75%    0.00%
6 Vanguard GNMA Fund
                                                              2003         170       10.13         1,720     0.76%    0.52%    1.35%
1 Vanguard LifeStrategy Conservative Growth Fund
                                                              2003       3,189       10.83        34,527     2.57%    0.75%   15.67%
                                                              2002       3,429        9.36        32,093     1.97%    0.75%    0.00%
6 Vanguard LifeStrategy Growth Fund
                                                              2003       3,788       10.90        41,300     1.97%    0.52%    9.02%
1 Vanguard LifeStrategy Growth Fund
                                                              2003       1,283       10.64        13,661     1.71%    0.75%   27.48%
                                                              2002       1,380        8.35        11,516     1.54%    0.75%    0.00%
1 Vanguard LifeStrategy Income Fund
                                                              2003       1,907       10.88        20,741     3.38%    0.75%    9.98%
                                                              2002       2,050        9.89        20,288     2.92%    0.75%    0.00%
6 Vanguard LifeStrategy Moderate Growth Fund
                                                              2003      18,999       10.71       203,546     2.39%    0.52%    7.13%
1 Vanguard Prime Money Market Fund
                                                              2003         530       10.08         5,337     0.98%    0.75%    0.16%
                                                              2002         569       10.06         5,721     0.97%    0.75%    0.00%
1 Vanguard PRIMECAP Fund
                                                              2003         276       10.30         2,842     0.44%    0.75%   36.78%
                                                              2002         296        7.53         2,230     1.21%    0.75%    0.00%
1 Vanguard Total Bond Market Index Fund
                                                              2003         481       10.98         5,275     8.79%    0.75%    3.20%

                                      VA-I
                                       75

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
  ---------------------------------------------------------------------------------------------------------------------------------
1 Vanguard U.S. Growth Fund
                                                              2003         552  $     8.93  $      4,932     0.33%    0.75%   25.08%
                                                              2002         593        7.14         4,230     0.40%    0.75%    0.00%
1 Vanguard Wellington Fund
                                                              2003         268       10.74         2,874     3.09%    0.75%   19.83%
                                                              2002         287        8.96         2,573     2.77%    0.75%    0.00%
1 Vanguard Windsor Fund
                                                              2003         274       10.44         2,861     1.22%    0.75%   35.97%
                                                              2002         294        7.68         2,258     1.54%    0.75%    0.00%
6 Vanguard VIF Balanced Portfolio
                                                              2003      35,384       10.82       383,027     0.00%    0.52%    8.25%
6 Vanguard VIF Diversified Value Portfolio
                                                              2003       1,544       11.26        17,388     0.00%    0.52%   12.64%
6 Vanguard VIF International Portfolio
                                                              2003       5,328       11.23        59,819     0.00%    0.52%   12.27%
6 Vanguard VIF Mid-Cap Index Portfolio
                                                              2003       2,196       11.06        24,277     0.00%    0.52%   10.56%
6 Vanguard VIF Money Market Portfolio
                                                              2003       8,192       10.01        82,004     0.73%    0.52%    0.10%
6 Vanguard VIF REIT Index Portfolio
                                                              2003       2,429       11.03        26,788     0.00%    0.52%   10.28%
6 Vanguard VIF Short Term Corporate Portfolio
                                                              2003       1,532       10.07        15,426     0.00%    0.52%    0.70%
6 Vanguard VIF Small Company Growth Portfolio
                                                              2003       1,554       10.64        16,537     0.00%    0.52%    6.40%
6 Vanguard VIF Total Stock Market Index Portfolio
                                                              2003       1,555       10.91        16,976     0.00%    0.52%    9.15%

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
Footnote 6 are the funds under the Vanguard SPIA product.
Footnote 7 are the funds under the Variable Annuity product.

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

                                      VA-I
                                       76

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(c) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Sub-account, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the year ended December 31.2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VA-I
                                       77

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

     Audited consolidated financial statements of AIG Life Insurance Company at December 31, 2003 and 2002, and for the years ended December 31, 2003, 2002 and 2001.


     Audited financial statements of Variable Account I at December 31, 2003 and for the years ended December 31, 2003 and 2002.


(b) Exhibits

     (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts*


     (2)  Not Applicable.


     (3) (a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
          (b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
          (c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998*
          (d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991*
          (e) Form of Buy Sell Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002 ##


     (4) (a) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999)**


     (5)  (a) Form of variable annuity application (14VAN897)*

     (6) (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991*
          (b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (d) By-Laws of AIG Life Insurance Company #

          (e) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company dated December 3, 2001

     (7)  Not Applicable.


     (8) Delaware Valley Financial Services, LLC Administrative Agreement, appointing Delaware Valley Financial Services, LLC by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*


     (9)  Opinion of Counsel.

     (10) (a) Consent of Counsel - Not Applicable.

          (b) Consent of Independent Accountants (Filed herewith)

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Form of Schedule for Performance Computations

     (14) Diagram and listing of all persons directly or indirectly controlled by or under common owner control with AIG Life Insurance Company, the Depositor of Registrant. +

     (15) Powers of Attorney for Rodney O. Martin, Jr., M. Bernard Aidinoff, David J. Dietz, Royce G. Imhoff II, Nicholas A. O'Kulich, Robert F. Herbert, Jr., David L. Herzog, Martin J. Sullivan and Gary D. Reddick. (filed herewith)

* Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 29 to File Nos. 033-39171 and 811-5301, filed October 27, 1998,
    Accession No. 0000803401-98-000036.
** Incorporated by reference to File Nos. 333-93709 and 811-5301, filed December 28, 1999, Accession No. 0000820627-99-000033.
# Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No. 33 to File Nos. 033-39171 and 811-5301, filed April 28, 2000, Accession No. 0000820627-00-000015.
## Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 46 to File Nos. 333-36260 and 811-5301, filed February 13, 2002,
    Accession No. 0000891092-02-000184.

+ Incorporated by reference to Form 10-K, Exhibit 21 filed by American International Group, parent of Registrant for the year ended December 31, 2003, SEC file number 001-08787, Accession number 0000950123-04-003302, filed March 15, 2003.

++ Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 2 to File Nos.: 333-34199 and 811-04867, filed April 25, 2003,
    Accession No.: 0001193125-03-002056.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG Life Insurance Company are listed below. Their principal business address is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAME                                POSITION
-------------------------------------------------------------------------------------------------
Rodney O. Martin, Jr.               Chairman of the Board of Directors and President
Nicholas A. O'Kulich (1)            Vice Chairman of the Board of Directors
David L. Herzog                     Chief Financial Officer, Chief Operating Officer and Director
M. Bernard Aidinoff                 Director
Gary D. Reddick                     Executive Vice President and Director
Robert M. Beuerlein                 Senior Vice President and Chief Actuary
Pauletta P. Cohn                    Senior Vice President and Co-General Counsel
David J. Dietz (4)                  Senior Vice President and Director
Royce G. Imhoff II                  Director and CEO
Martin J. Sullivan (1)              Director
Robert Michael Goldbloom (2)        Senior Vice President
Robert F. Herbert, Jr.              Senior Vice President
Kyle L. Jennings                    Senior Vice President and Co-General Counsel
Arshad Hasan Qureshi (3)            Senior Vice President
Elizabeth M. Tuck (1)               Secretary
----------
(1)  Business Address is 70 Pine Street, New York, New York 10270.
(2)  Business Address is 80 Pine Street, New York, New York 10005.
(3)  Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.
(4)  Business Address is 390 Park Avenue, New York, New York 10022.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Registrant is a separate account of AIG Life Insurance Company (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). AIG Life Insurance Company, a Delaware corporation, is owned 78.9% by American International Group, Inc. The remaining 21.1% is owned by Commerce & Industry Insurance Company, a New York corporation. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see an organization chart for AIG which can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2003.

Item 27. Number of Contractowners

As of March 31, 2004, the number of Ovation contracts funded by the Variable Account I was 16,554 of which 5,417 were Qualified Contracts and 11,137 were Non-Qualified Contracts.

Item 28. Indemnification


Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171), Accession No. 0000803401-98-000036.

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal Business Address*      Positions and Offices with Underwriter

Kevin Clowe                               Director and Vice President
Ernest T. Patrikis                        Director
Walter R. Josiah                          Director and President
Ronald Alan Latz                          Director, Vice President and Financial
                                           Operations Principal
Peter Adamczyk                            Director
Helen Stefanis                            Director
Martinnette J. Witrick                    Vice President and Compliance Director

Elizabeth M. Tuck                         Secretary
Cindy Yoon                                Comptroller

* Business address is 70 Pine Street, New York, New York 10270.

(c)

                  Net
Name of           Underwriting      Compensation
Principal         Discounts and     on               Brokerage
Underwriter       Commission        Redemption       Commissions       Compensation
AIG Equity        $0                $0               $0                $0
Sales Corp.

Item 30. Location of Accounts and Records.

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its recordkeeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                               POWERS OF ATTORNEY


     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2004.


                                        VARIABLE ACCOUNT I
                                        of AIG LIFE INSURANCE COMPANY
                                        (Registrant)

                                        By:  AIG LIFE INSURANCE COMPANY
                                        (on Behalf of the Registrant and itself)



                                        BY:  /s/ Robert F. Herbert, Jr.
                                             -------------------------------
                                             Robert F. Herbert, Jr.
                                             Senior Vice President


[SEAL]

ATTEST:  /s/ Lauren W. Jones
         -------------------------------
         Lauren W. Jones
         Assistant Secretary


     As required by the Securities Act of 1933, this amended Registration Statement has been signed in the capacity and on the dates indicated by the following persons:


Signature                            Title                        Date
---------                            -----                        ----

/s/ Rodney O. Martin, Jr.            Director, Chairman,
-------------------------------      President and Chief
Rodney O. Martin, Jr.                Executive Officer            April 29, 2004

/s/ Christopher J. Swift             Director and Chief           April 29, 2004
-------------------------------      Financial Officer
Christopher J. Swift

/s/ M. Bernard Aidinoff              Director                     April 29, 2004
-------------------------------
M. Bernard Aidinoff

/s/ David J. Dietz                   Director                     April 29, 2004
-------------------------------
David J. Dietz

/s/ David L. Herzog                  Director                     April 29, 2004
-------------------------------
David L. Herzog

/s/ Richard A. Hollar                Director                     April 29, 2004
-------------------------------
Richard A. Hollar

/s/ Royce G. Imhoff, II              Director                     April 29, 2004
-------------------------------
Royce G. Imhoff, II

/s/ Richard J. Miller                Director                     April 29, 2004
-------------------------------
Richard J. Miller

/s/ Nicholas A. O'Kulich             Director                     April 29, 2004
-------------------------------
Nicholas A. O'Kulich

/s/ Ernest T. Patrikis               Director                     April 29, 2004
-------------------------------
Ernest T. Patrikis

/s/ Gary D. Reddick                  Director                     April 29, 2004
-------------------------------
Gary D. Reddick

/s/ Martin J. Sullivan               Director                     April 29, 2004
-------------------------------
Martin J. Sullivan

/s/ Donald Kanak                     Director                     April 29, 2004
-------------------------------
Donald Kanak

                                INDEX TO EXHIBITS

Exhibit


10(b) Consent of Independent Accountants
15    Powers of Attorney (See Signature Page)